UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21774
                                                     ---------

                        First Trust Exchange-Traded Fund
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                              Lisle, Illinois 60532
               ----------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                              Lisle, Illinois 60532
                     ---------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-241-4141
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                     Date of reporting period: June 30, 2007
                                               -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is attached herewith:




[LOGO OMITTED]          FIRST TRUST
                        ADVISORS L.P.





First Trust Exchange-Traded Fund
--------------------------------

        First Trust Dow Jones Select MicroCap Index(SM) Fund

        First Trust Morningstar(R) Dividend Leaders(SM) Index Fund

        First Trust IPOX-100 Index Fund

        First Trust NASDAQ-100 Equal Weighted Index(SM) Fund

        First Trust NASDAQ-100-Technology Sector Index(SM) Fund

        First Trust Amex(R) Biotechnology Index Fund

        First Trust Dow Jones Internet Index(SM) Fund

        First Trust DB Strategic Value Index Fund

        First Trust Value Line(R) Equity Allocation Index Fund

        First Trust Value Line(R) Dividend Index Fund

        First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund

        First Trust NASDAQ(R) Clean Edge(R) U.S. Liquid Series Index Fund

        First Trust S&P REIT Index Fund

        First Trust ISE Water Index Fund

        First Trust ISE-Revere Natural Gas Index Fund

        First Trust ISE Chindia Index Fund

        First Trust Value Line(R) 100 Exchange-Traded Fund



|--------------------------|
|     Semi-Annual Report   |
|      June 30, 2007       |
|--------------------------|


Front Cover

-------------------------------------------------------------------------------
Table of Contents
-------------------------------------------------------------------------------

                        First Trust Exchange-Traded Fund
                                  June 30, 2007

 Shareholder Letter........................................................  2
 Market Overview...........................................................  3
 Fund Performance Overview
      First Trust Dow Jones Select MicroCap Index(SM) Fund.................  4
      First Trust Morningstar(R) Dividend Leaders(SM) Index Fund...........  5
      First Trust IPOX-100 Index Fund......................................  6
      First Trust NASDAQ-100 Equal Weighted Index(SM) Fund ................  7
      First Trust NASDAQ-100-Technology Sector Index(SM) Fund .............  8
      First Trust Amex(R) Biotechnology Index Fund ........................  9
      First Trust Dow Jones Internet Index(SM) Fund ....................... 10
      First Trust DB Strategic Value Index Fund ........................... 11
      First Trust Value Line(R) Equity Allocation Index Fund .............. 12
      First Trust Value Line(R) Dividend Index Fund ....................... 13
      First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund .......... 14
      First Trust NASDAQ(R) Clean Edge(R) U.S. Liquid Series Index Fund ... 15
      First Trust S&P REIT Index Fund ..................................... 16
      First Trust ISE Water Index Fund .................................... 17
      First Trust ISE-Revere Natural Gas Index Fund ....................... 18
      First Trust ISE Chindia Index Fund .................................. 19
      First Trust Value Line(R) 100 Exchange-Traded Fund .................. 20
 Notes to Fund Performance Overview........................................ 21
 Understanding Your Fund Expenses.......................................... 22
 Portfolio of Investments
      First Trust Dow Jones Select MicroCap Index(SM) Fund................. 25
      First Trust Morningstar(R) Dividend Leaders(SM) Index Fund........... 30
      First Trust IPOX-100 Index Fund...................................... 32
      First Trust NASDAQ-100 Equal Weighted Index(SM) Fund ................ 34
      First Trust NASDAQ-100-Technology Sector Index(SM) Fund ............. 36
      First Trust Amex(R) Biotechnology Index Fund ........................ 37
      First Trust Dow Jones Internet Index(SM) Fund ....................... 38
      First Trust DB Strategic Value Index Fund ........................... 39
      First Trust Value Line(R) Equity Allocation Index Fund .............. 40
      First Trust Value Line(R) Dividend Index Fund ....................... 43
      First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund .......... 46
      First Trust NASDAQ(R) Clean Edge(R) U.S. Liquid Series Index Fund ... 48
      First Trust S&P REIT Index Fund ..................................... 49
      First Trust ISE Water Index Fund .................................... 50
      First Trust ISE-Revere Natural Gas Index Fund ....................... 51
      First Trust ISE Chindia Index Fund .................................. 52
      First Trust Value Line(R) 100 Exchange-Traded Fund .................. 54
 Statements of Assets and Liabilities...................................... 58
 Statements of Operations.................................................. 62
 Statements of Changes in Net Assets....................................... 66
 Financial Highlights...................................................... 72
 Notes to Financial Statements............................................. 82
 Additional Information ................................................... 91
 Risk Considerations....................................................... 96

                  Caution Regarding Forward-Looking Statements


This report contains certain forward-looking statements within the meaning of
Section 27A of the Securities Act of 1933. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (the "Advisor") and its respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust Exchange-Traded Fund (the "Trust") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.


                        Performance and Risk Disclosure

There is no assurance that any Fund (individually called a "Fund" and collectively, the "Funds") of the Trust will achieve its investment objective. Each Fund of the Trust is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares may be worth more or less than their original cost.


                            How to Read This Report

This report contains information that may help you evaluate your investment. It includes details about the portfolios and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the letter from the President of the Trust, James A. Bowen, together with the portfolio commentary by Robert F. Carey, Chief Investment Officer of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by Mr. Bowen and Mr. Carey are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. Of course, the risks of investing in each Fund are spelled out in its prospectus.

-------------------------------------------------------------------------------
Shareholder Letter
-------------------------------------------------------------------------------


                        First Trust Exchange-Traded Fund
                               Semi-Annual Report
                                 June 30, 2007


Dear Shareholders:

We believe investment opportunities abound, both here and abroad, affording the potential for exceptional returns for investors. At First Trust Advisors L.P. ("First Trust"), we realize that we must be mindful of the complexities of the global economy and at the same time address the needs of our customers through the types of investments we bring to market.

First Trust is single-minded about providing a range of investment products, including our family of exchange-traded funds, to help us meet the challenge of maximizing our customers' financial opportunities. Translating investment ideas into products which can deliver performance over the long-term while continuing to support our current product line remains a focus for First Trust as we head into the future.

The report you hold will give you detailed information about each Fund in the First Trust Exchange-Traded Fund over the six-month period ended June 30, 2007. I encourage you to read this report and discuss it with your financial advisor. First Trust is pleased that the Fund is a part of your financial portfolio and we will continue to offer you current information about your investment, as well as new opportunities in the financial marketplace, through your financial advisor. We value our relationship with you and appreciate the opportunity to assist you in achieving your financial goals.


Sincerely,



/s/ James A. Bowen


James A. Bowen
President of the First Trust Exchange-Traded Fund
August 15, 2007

-------------------------------------------------------------------------------
Market Overview
-------------------------------------------------------------------------------


                        First Trust Exchange-Traded Fund
                               Semi-Annual Report
                                  June 30, 2007


[PHOTO OMITTED]         Robert F. Carey, CFA
                        Senior Vice President and Chief Investment Officer
                        First Trust Advisors L.P.


Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has 21 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst ("CFA") designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.


Market Overview. The equities markets performed well in the first half of 2007. The S&P 500 Index posted a total return of 7.0%, while the S&P MidCap 400 Index and Russell 2000 Index of small-caps returned 12.0% and 6.5%, respectively. According to Ibbotson Associates, the S&P 500 has averaged 10.4% a year since 1926, while small-cap stocks have averaged 12.7%. Large-caps are advancing at a faster clip than their historical average, while small-caps are on pace to achieve their norm. Mid-cap issues continue to be the sweet spot of the market. We believe mid-caps are outperforming their two counterparts because their size makes them attractive to private equity firms and others looking to make acquisitions. Private equity firms, in particular, are well-capitalized so small companies are not big enough to meet the needs of such firms, while most large companies are out of reach. With interest rates still at relatively low levels, we believe merger and acquisition activity will remain strong through at least the end of this year.


With respect to fixed-income securities, the Lehman Brothers U.S. Treasury:
Intermediate Index posted a total return of just 1.5% at the 2007 midway point. Treasury bonds have returned 5.4%, on average, since 1926, according to Ibbotson Associates. At this juncture they are not on pace to achieve their average. The Federal Reserve Board (the "Fed") has held the federal funds rate at 5.25% over the past 12 months. The Fed has been monitoring the weakness in the housing market and weighing its influence against the overall strength of the economy. Its primary concern is curbing inflation, which is still tracking above its 2.0% ceiling. The Fed also has a new concern on its hands: sub-prime mortgages. A high percentage of sub-prime mortgages written in recent years were adjustable-rate in nature. Unfortunately, some of these homeowners will not be able to afford their homes once these mortgages reset higher over the next 6-12 months. In fact, foreclosures were already 58% higher in the first half of this year versus the same period a year ago, according to RealtyTrac. As of June, the Fed did not believe the sub-prime fallout would derail the current economic expansion.

The outlook for large-cap stocks is more optimistic than for mid- and small-cap stocks at this stage of the economic cycle, in our opinion. Mid- and small-caps have dominated their larger counterparts since the start of this decade. From December 31, 1999 through June 30, 2007, the S&P 500 Index posted a cumulative total return of 15.7%, which paled in comparison to the 119.2% gain posted by the S&P MidCap 400 Index and the 82.3% gain posted by the Russell 2000 Index. Two reasons for the anticipated shift in sentiment is the tempering of economic growth here in the U.S. and the possibility that the Fed may have to raise the fed funds rate in the second half of 2007 to stave off inflation. The Blue Chip Economic Consensus Forecast in June called for 2.1% GDP growth in 2007, well below last year's 3.3% growth rate and the 3.9% growth registered in 2004.

-------------------------------------------------------------------------------
Fund Performance Overview
-------------------------------------------------------------------------------

FDM - First Trust Dow Jones Select MicroCap Index(SM) Fund

The First Trust Dow Jones Select MicroCap Index(SM) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called The Dow Jones Select MicroCap Index(SM) (the "Index"). The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Index. The Index measures the performance of selected U.S. micro-capitalization companies chosen from all common stocks traded on the New York Stock Exchange ("NYSE"), the American Stock Exchange, Inc. ("AMEX") and The NASDAQ Stock Market, Inc. ("NASDAQ(R)") that are comparatively liquid and have strong fundamentals relative to the micro-capitalization segment as a whole. The Fund's shares are listed for trading on the AMEX. The first day of secondary market trading in shares of the Fund was 09/30/05.

                                              Performance as of June 30, 2007
                                                 Cumulative Total Returns
-----------------------------------------------------------------------------------------------------------------------------------
        Six Months ended 06/30/07                       One Year                        Inception (09/27/05) to 06/30/07
---------------------------------------  ----------------------------------------   -----------------------------------------------
                           Russell 2000                             Russell 2000                                  Russell 2000
NAV       Market     Index     Index      NAV      Market    Index     Index           NAV      Market    Index      Index
6.21%     5.95%      6.56%     6.45%     16.22%    16.24%    17.01%    16.43%         27.48%    27.31%    29.10%     29.17%

                                              Average Annual Total Returns
                                          --------------------------------------
                                            Inception (09/27/05) to 06/30/07
                                          --------------------------------------
                                                                    Russell 2000
                                           NAV      Market    Index     Index
                                          14.82%    14.74%    15.68%    15.72%

(See Notes to Fund Performance Overview on page 21.)

Fund Recap. Industrials and consumer discretionary were the two largest sector weightings in the Fund and the biggest contributors to return over the six months ended June 30, 2007. Materials was the best performing sector although a small weighting limited its impact on the Fund's return. The Fund's financial and utilities holdings both had negative returns for the period, thus hurting performance.

The top five performing stocks in the Fund over the six months ended June 30, 2007, by contribution to return, were Perini Corp., Geo Group (The), Inc., Deckers Outdoor Corp., Huron Consulting Group, Inc. and Blue Nile, Inc. The worst performing stocks, by percentage loss, were Kimball International, Inc., Class B, PeopleSupport, Inc., NorthStar Realty Finance Corp., Midwest Banc Holdings, Inc. and Irwin Financial Corp.


PORTFOLIO SECTOR ALLOCATION as of June 30, 2007

Sector                          % of Net Assets
-----------------------------------------------
Industrials                               24.08%
Consumer Discretionary                    21.00
Financials                                16.12
Information Technology                    12.58
Health Care                                9.83
Energy                                     6.36
Materials                                  4.18
Consumer Staples                           3.58
Telecommunication Services                 2.15
Utilities                                  0.22
Net Other Assets & Liabilities            (0.10)
                                         ------
Total                                    100.00%
                                         ======


TOP TEN PORTFOLIO HOLDINGS as of June 30, 2007

Security                        % of Net Assets
-----------------------------------------------
Geo Group (The), Inc.                      1.09%
W.R. Grace & Co.                           1.04
Huron Consulting Group, Inc.               0.96
Perini Corp.                               0.94
Deckers Outdoor Corp.                      0.93
Williams Partners LP                       0.72
Chattem, Inc.                              0.71
Middleby Corp.                             0.70
Amedisys, Inc.                             0.70
Skechers U.S.A., Inc., Class A             0.70
                                         ------
Total                                      8.49%
                                         ======


_____________________________________
Dow Jones and Dow Jones Select MicroCap Index are trademarks of Dow Jones & Company, Inc. and have been licensed for use. The First Trust Dow Jones Select MicroCap Index(SM) Fund, based on the Dow Jones Select MicroCap Index(SM), is not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of trading in the Fund.

-------------------------------------------------------------------------------
Fund Performance Overview (Continued)
-------------------------------------------------------------------------------


FDL - First Trust Morningstar(R) Dividend Leaders(SM) Index Fund

The First Trust Morningstar(R) Dividend Leaders(SM) Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Morningstar(R) Dividend Leaders(SM) Index (the "Index"). The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Index. The objective of the Index is to offer investors a benchmark for dividend portfolios as well as a means to invest in a portfolio of stocks that have a consistent record of growing dividends as well as the ability to sustain them. The Index consists of the top 100 stocks, based on dividend yield, of the securities listed on one of the three major exchanges (the New York Stock Exchange ("NYSE"), the American Stock Exchange, Inc. ("AMEX") or The NASDAQ Stock Market, Inc. ("NASDAQ(R)")) that have been selected through the application of Morningstar Inc.'s proprietary multi-step screening process. The Index is rebalanced four times annually in March, June, September and December. The Fund's shares are listed for trading on the AMEX. The first day of secondary market trading in shares of the Fund was 03/15/06.


                                            Performance as of June 30, 2007
                                               Cumulative Total Returns
-----------------------------------------------------------------------------------------------------------------------------------
       Six Months ended 06/30/07                      One Year                        Inception (03/09/06) to 06/30/07
--------------------------------------    ----------------------------------------    ---------------------------------------------
                              S&P 500                                  S&P 500                                       S&P 500
NAV       Market     Index     Index        NAV     Market    Index     Index          NAV       Market    Index      Index
2.59%     2.56%      2.90%     6.96%      18.85%    18.48%    19.40%    20.59%        23.93%     23.81%    24.62%     21.04%

                                               Average Annual Total Returns
                                         ---------------------------------------
                                             Inception (03/09/06) to 06/30/07
                                         ---------------------------------------
                                                                        S&P 500
                                            NAV     Market    Index      Index
                                          17.80%    17.72%    18.34%     15.74%

(See Notes to Fund Performance Overview on page 21.)

Fund Recap. Telecommunications, approximately 14% of the Fund's net assets, was the biggest contributor to Fund performance. The energy and industrials sectors both produced solid gains although minimal weightings in both sectors limited the impact on the Fund's return. Financials, the largest sector weighting (50%) in the Fund, posted a negative return for the six months ended June 30, 2007, thus hurting the Fund's performance.

The top five performing stocks in the Fund over the six months ended June 30, 2007, by contribution to return, were AT&T, Inc., Merck & Co., Inc., Verizon Communications, Inc., Bristol-Myers Squibb Co. and Altria Group, Inc. The worst performing stocks, by percentage loss, were Bank of America Corp., Citigroup, Inc., Wachovia Corp., U.S. Bancorp and Washington Mutual, Inc.


PORTFOLIO SECTOR ALLOCATION as of June 30, 2007

Sector                          % of Net Assets
-----------------------------------------------
Financials                                50.13%
Telecommunication Services                14.12
Utilities                                 12.45
Health Care                               11.39
Consumer Staples                           6.84
Materials                                  3.91
Industrials                                0.63
Consumer Discretionary                     0.39
Net Other Assets & Liabilities             0.14
                                         ------
Total                                    100.00%
                                         ======


TOP TEN PORTFOLIO HOLDINGS as of June 30, 2007

Security                        % of Net Assets
-----------------------------------------------
Citigroup, Inc.                            9.70%
Bank of America Corp.                      9.39
AT&T, Inc.                                 9.05
Pfizer, Inc.                               7.94
Altria Group, Inc.                         6.15
Verizon Communications, Inc.               5.07
Wachovia Corp.                             4.69
Wells Fargo & Co.                          4.24
U.S. Bancorp                               3.57
Bristol-Myers Squibb Co.                   3.45
                                         ------
Total                                     63.25%
                                         ======


________________________________________
Morningstar is a service mark of Morningstar, Inc. and has been licensed for use. The First Trust Morningstar(R) Dividend Leaders(SM) Index Fund is not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc, nor does this company make any representation regarding the advisability of investing in the Fund.

-------------------------------------------------------------------------------
Fund Performance Overview (Continued)
-------------------------------------------------------------------------------


FPX - First Trust IPOX-100 Index Fund

The First Trust IPOX-100 Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the IPOX-100 U.S. Index (the "Index"). The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Index. The Index is a modified value-weighted price index measuring the performance of the top 100 companies ranked quarterly by market capitalization in the IPOX Composite U.S. Index. The Index utilizes a 10% capping on all constituents and includes the 100 largest, typically best performing and most liquid initial public offerings ("IPOs") in the IPOX Composite U.S. Index. The IPOX Composite U.S. Index is reconstituted regularly with IPOs being added to the Index at their seventh trading day upon "going public" and automatically exiting after 1,000 trading days or four years thereafter. The Fund's shares are listed for trading on the AMEX. The first day of secondary market trading on shares of the Fund was 04/13/06.

                                                Performance as of June 30, 2007
                                                   Cumulative Total Returns
-----------------------------------------------------------------------------------------------------------------------------------
         Six Months ended 06/30/07                        One Year                        Inception (04/12/06) to 06/30/07
--------------------------------------  ----------------------------------------    -----------------------------------------------
                          Russell 3000                              Russell 3000                                  Russell 3000
  NAV   Market     Index     Index        NAV     Market     Index     Index           NAV      Market     Index      Index
11.58%  11.68%     11.89%    7.11%      27.42%    27.81%     28.07%    20.07%         23.85%    23.85%     24.81%     18.51%

                                               Average Annual Total Returns
                                        ----------------------------------------
                                             Inception (04/12/06) to 06/30/07
                                        ----------------------------------------
                                                                    Russell 3000
                                          NAV     Market     Index     Index
                                         19.23%   19.22%     20.03%    15.02%

(See Notes to Fund Performance Overview on page 21.)

Fund Recap. The Fund's consumer discretionary holdings, approximately 23% of the Fund's net assets, were the biggest contributor to Fund performance over the six months ended June 30, 2007. The Fund's industrials and information technology holdings also positively contributed to Fund performance. The Fund's financial holdings were the only group to post negative returns for the six months ended June 30, 2007.

The top five performing stocks in the Fund over the six months ended June 30, 2007, by contribution to return, were MasterCard, Inc., Class A, Google, Inc., Class A, First Solar, Inc., Hertz Global Holdings, Inc. and Western Refining, Inc. The worst performing stocks, by percentage loss, were NYSE Euronext, First Marblehead (The) Corp., Warner Music Group Corp., Western Union Co. and Metropcs Communications, Inc.


PORTFOLIO SECTOR ALLOCATION as of June 30, 2007

Sector                           % of Net Assets
------------------------------------------------
Consumer Discretionary                    23.10%
Information Technology                    23.07
Financials                                18.96
Industrials                                9.82
Energy                                     9.36
Telecommunication Services                 5.76
Materials                                  4.68
Health Care                                3.72
Consumer Staples                           1.19
Utilities                                  0.35
Net Other Assets & Liabilities            (0.01)
                                         ------
Total                                    100.00%
                                         ======



TOP TEN PORTFOLIO HOLDINGS as of June 30, 2007

Security                               % of Net Assets
------------------------------------------------------
Google, Inc., Class A                           10.28%
Time Warner Cable, Inc., Class A                 7.68
Viacom, Inc., Class B                            5.76
MasterCard, Inc., Class A                        4.50
NYSE Euronext                                    3.90
Spectra Energy Corp.                             3.29
Western Union Co.                                3.23
Ameriprise Financial, Inc.                       3.00
Genworth Financial, Inc., Class A                2.89
Metropcs Communications                          2.30
                                               ------
Total                                           46.83%
                                               ======

__________________________
IPOX is a trademark of IPOX Schuster LLC, IPOX IPO Indexes and Derivatives (patent pending).

-------------------------------------------------------------------------------
Fund Performance Overview (Continued)
-------------------------------------------------------------------------------


QQEW - First Trust NASDAQ-100 Equal Weighted Index(SM) Fund

The investment objective of the First Trust NASDAQ-100 Equal Weighted Index(SM) Fund (the "Fund") is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ-100 Equal Weighted Index(SM) (the "Index"). The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Index. The Index is the equal-weighted version of the NASDAQ-100 Index(R) which includes 100 of the largest non-financial securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ(R)") based on market capitalization. The Index contains the same securities as the NASDAQ-100 Index(R) but each of the securities is initially set at a weight of 1.00% of the Index and is rebalanced quarterly. The Fund's shares are listed for trading on the NASDAQ(R). The first day of secondary market trading in shares of the Fund was 04/25/06.


                                               Performance as of June 30, 2007
                                                   Cumulative Total Returns
-----------------------------------------------------------------------------------------------------------------------------------
        Six Months ended 06/30/07                        One Year                        Inception (04/19/06) to 06/30/07
-----------------------------------------------------------------------------------------------------------------------------------
                            NASDAQ-100                                NASDAQ-100                                    NASDAQ-100
 NAV      Market    Index    Index(R)      NAV      Market    Index     Index(R)        NAV      Market    Index     Index(R)
9.84%     9.95%     10.10%    10.32%      19.85%    19.78%    20.45%    23.36%         10.50%    10.50%    11.17%     12.18%


                                              Average Annual Total Returns
                                         ---------------------------------------
                                            Inception (04/19/06) to 06/30/07
                                         ---------------------------------------
                                                                     NASDAQ-100
                                          NAV     Market     Index    Index(R)
                                         8.70%     8.70%     9.27%    10.10%

(See Notes to Fund Performance Overview on page 21.)

Fund Recap. Information technology stocks, approximately 49% of the Fund's net assets, were the biggest contributors to Fund performance although their performance trailed the Fund, thus limiting the impact on the Fund. The Fund's consumer discretionary and health care stocks also contributed positively to performance over the six months ended June 30, 2007. The Fund's consumer staples stocks detracted from Fund performance as the group posted a negative return for the six months ended June 30, 2007.

The top five performing stocks in the Fund over the six months ended June 30, 2007, by contribution to return, were MedImmune, Inc., Amazon.com, Inc., Research in Motion Ltd., Millicom International Cellular S.A. and Discovery Holding Co., Class A. The worst performing stocks, by percentage loss, were Sepracor, Inc., Network Appliance, Inc., Starbucks Corp., Ryanair Holdings PLC ADR and Amgen, Inc.


PORTFOLIO SECTOR ALLOCATION as of June 30, 2007

Sector                          % of Net Assets
-----------------------------------------------
Information Technology                    48.63%
Consumer Discretionary                    21.18
Health Care                               14.69
Industrials                                8.89
Telecommunication Services                 3.04
Consumer Staples                           2.01
Materials                                  1.00
Energy                                     0.98
Net Other Assets & Liabilities            (0.42)
                                         ------
Total                                    100.00%
                                         ======


TOP TEN PORTFOLIO HOLDINGS as of June 30, 2007

Security                        % of Net Assets
-----------------------------------------------
Apollo Group, Inc., Class A                1.23%
Expedia, Inc.                              1.21
Research In Motion Ltd.                    1.19
Garmin Ltd.                                1.16
NVIDIA Corp.                               1.15
SanDisk Corp.                              1.13
Marvell Technology Group Ltd.              1.12
Akamai Technologies, Inc.                  1.11
UAL Corp.                                  1.11
Intel Corp.                                1.09
                                         ------
Total                                     11.50%
                                         ======


______________________________
NASDAQ, NASDAQ-100, NASDAQ-100 Index(R), and NASDAQ-100 Equal Weighted Index(SM) are trademarks of the NASDAQ Stock Market, Inc. (which with its affiliates is referred to as the Corporations) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

-------------------------------------------------------------------------------
Fund Performance Overview (Continued)
-------------------------------------------------------------------------------


QTEC - First Trust NASDAQ-100 Technology Sector Index(SM) Fund

The First Trust NASDAQ-100 Technology Sector Index(SM) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ-100 Technology Sector Index(SM) (the "Index"). The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Index. The Index is an equal-weighted index based on the securities of the NASDAQ-100 Index(R) that are classified as "technology" according to the Industry Classification Benchmark classification system. The NASDAQ-100 Index(R) includes 100 of the largest domestic and international non-financial companies listed on The NASDAQ Stock Market, Inc. ("NASDAQ(R)") based on market capitalization. The Fund's shares are listed for trading on the NASDAQ(R). The first day of secondary market trading in shares of the Fund was 04/25/06.

                                                Performance as of June 30, 2007
                                                    Cumulative Total Returns
-----------------------------------------------------------------------------------------------------------------------------------
        Six Months ended 06/30/07                         One Year                        Inception (04/19/06) to 06/30/07
--------------------------------------  ----------------------------------------    -----------------------------------------------
                         S&P 500                                     S&P 500                                         S&P 500
 NAV   Market  Index  Infotech Index     NAV     Market    Index  Infotech Index     NAV       Market    Index   Infotech Index
9.41%  9.62%   9.67%     9.33%          23.80%   23.77%    24.39%    25.91%          9.25%     9.35%     9.89%      12.56%

                                               Average Annual Total Returns
                                        ----------------------------------------
                                             Inception (04/19/06) to 06/30/07
                                        ----------------------------------------
                                                                     S&P 500
                                         NAV     Market    Index  Infotech Index
                                        7.67%    7.75%     8.22%     10.41%

(See Notes to Fund Performance Overview on page 21.)

Fund Recap. The top five performing stocks in the Fund over the six months ended June 30, 2007, by contribution to return, were Research in Motion Ltd., Apple, Inc., Juniper Networks, Inc., VeriSign, Inc. and CDW Corp. The worst performing stocks, by percentage loss, were Network Appliance, Inc., Comverse Technology, Inc., Akamai Technologies, Inc., Broadcom Corp., Class A and Logitech International S.A.


PORTFOLIO SECTOR ALLOCATION as of June 30, 2007

Sector                          % of Net Assets
-----------------------------------------------
Information Technology                   100.37%
Net Other Assets & Liabilities            (0.37)
                                         ------
Total                                    100.00%
                                         ======


TOP TEN PORTFOLIO HOLDINGs as of June 30, 2007

Security                        % of Net Assets
-----------------------------------------------
Research in Motion Ltd.                    2.87%
NVIDIA Corp.                               2.76
SanDisk Corp.                              2.72
Marvell Technology Group Ltd.              2.70
Akamai Technologies, Inc.                  2.67
BEA Systems, Inc.                          2.61
Intel Corp.                                2.60
Maxim Integrated Products, Inc.            2.60
VeriSign, Inc.                             2.55
Autodesk, Inc.                             2.54
                                         ------
Total                                     26.62%
                                         ======


____________________________
NASDAQ, NASDAQ-100, NASDAQ-100 Index(R), and NASDAQ-100 Technology Sector Index(SM) are trademarks of the NASDAQ Stock Market, Inc. (which with its affiliates is referred to as the Corporations) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

-------------------------------------------------------------------------------
Fund Performance Overview (Continued)
-------------------------------------------------------------------------------

FBT - First Trust Amex(R) Biotechnology Index Fund

The investment objective of the First Trust Amex(R) Biotechnology Index Fund (the "Fund") is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Amex(R) Biotechnology Index(SM) (the "Index"). The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Index. The Index is an equal dollar-weighted index designed to measure the performance of a cross section of companies in the biotechnology industry that are primarily involved in the use of biological processes to develop products or provide services. Such processes include, but are not limited to, recombinant DNA technology, molecular biology, genetic engineering, monoclonal antibody-based technology, lipid/liposome technology, and genomics. This Index is rebalanced quarterly based on closing prices on the third Friday in January, April, July and October to ensure that each component stock continues to represent approximately equal weight in the Index. The Fund's shares are listed for trading on the AMEX. The first day of secondary market trading in shares of the Fund was 06/23/06.

                                                Performance as of June 30, 2007
                                                   Cumulative Total Returns
-----------------------------------------------------------------------------------------------------------------------------------
      Six Months ended 06/30/07                           One Year                        Inception (06/19/06) to 06/30/07
---------------------------------------  ---------------------------------------  -------------------------------------------------
                            NASDAQ                                     NASDAQ                                       NASDAQ
 NAV    Market   Index   Biotech Index   NAV      Market    Index  Biotech Index      NAV      Market    Index   Biotech Index
2.80%   2.67%    3.08%      0.57%       16.45%    16.34%    17.11%     8.11%         21.05%    21.05%    21.79%     11.77%


                                              Average Annual Total Returns
                                        ----------------------------------------
                                            Inception (06/19/06) to 06/30/07
                                        ----------------------------------------
                                                                       NASDAQ
                                         NAV      Market    Index  Biotech Index
                                        20.38%    20.38%    21.15%     11.44%

(See Notes to Fund Performance Overview on page 21.)

Fund Recap. The top three performing stocks in the Fund over the six months ended June 30, 2007, by contribution to return, were MedImmune, Inc., ImClone Systems, Inc., and Invitrogen Corp. The worst performing stocks, by percentage loss, were Nektar Therapeutics, Human Genome Sciences, Inc. and Vertex Pharmaceuticals, Inc.


PORTFOLIO SECTOR ALLOCATION as of June 30, 2007

Sector                          % of Net Assets
-----------------------------------------------
Health Care                               99.82%
Net Other Assets & Liabilities             0.18
                                         ------
Total                                    100.00%
                                         ======


TOP TEN PORTFOLIO HOLDINGS as of June 30, 2007

Security                        % of Net Assets
-----------------------------------------------
Biogen Idec, Inc.                          6.15%
Invitrogen, Corp.                          5.85
Cephalon, Inc.                             5.84
Genzyme Corp.                              5.46
Millipore Corp.                            5.41
Amylin Pharmaceuticals, Inc.               5.34
PDL BioPharma, Inc.                        5.17
OSI Pharmaceuticals, Inc.                  5.10
Genentech, Inc.                            4.93
Celgene Corp.                              4.91
                                         ------
TOTAL                                     54.16%
                                         ======


__________________________
The Amex(R) Biotechnology Index(SM) is a trademark of the American Stock Exchange LLC and is licensed for use by First Trust Advisors L.P. The Fund is not sponsored or endorsed by the American Stock Exchange LLC. American Stock Exchange LLC makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in the Fund or the ability of the Fund to track the performance of the various sectors represented in the stock market. American Stock Exchange LLC has no obligation to take the needs of the owners of the Fund into consideration in determining, composing or calculating the Index. American Stock Exchange LLC is not responsible for and has not participated in any determination or calculation made with respect to issuance or redemption of the Fund.

-------------------------------------------------------------------------------
Fund Performance Overview (Continued)
-------------------------------------------------------------------------------


FDN - First Trust Dow Jones Internet Index(SM) Fund

The investment objective of the First Trust Dow Jones Internet Index(SM) Fund (the "Fund") is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dow Jones Internet Composite Index(SM) (the "Index"). The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Index. The Index represents companies that generate the majority of their revenues via the Internet. The Index was designed and is maintained according to a set of rules that were devised with the goal of providing clear and accurate views of the growing Internet market segment. The Index aims to consistently represent 80% of the float-adjusted Internet equity universe. The Index contains two sub-indexes, the Dow Jones Internet Commerce Index and the Dow Jones Internet Services Index. For its stock to be eligible for the "universe," a company must generate at least 50% of annual sales/revenues from the Internet, and be currently included in the Dow Jones U.S. Index. The Fund's shares are listed for trading on the AMEX. The first day of secondary market trading on shares of the Fund was 06/23/06.

                                                Performance as of June 30, 2007
                                                  Cumulative Total Returns
-----------------------------------------------------------------------------------------------------------------------------------
         Six Months ended 06/30/07                        One Year                        Inception (06/19/06) to 06/30/07
----------------------------------------  --------------------------------------  -------------------------------------------------
                               S&P 500                                  S&P 500                                       S&P 500
  NAV     Market      Index     Index       NAV      Market    Index     Index          NAV       Market    Index      Index
14.98%    14.87%      15.29%    6.96%      22.35%    22.41%    23.01%    20.59%         29.75%    29.75%    30.44%     23.58%

                                                Average Annual Total Returns
                                          --------------------------------------
                                              Inception (06/19/06) to 06/30/07
                                          --------------------------------------
                                                                         S&P 500
                                             NAV     Market    Index      Index
                                           28.77%    28.77%    29.52%    22.88%

(See Notes to Fund Performance Overview on page 21.)

Fund Recap. The top three performing stocks in the Fund over the six months ended June 30, 2007, by contribution to return, were Amazon.com, Inc., aQuantive, Inc., and VeriSign, Inc. The worst performing stocks, by percentage loss, were Akamai Technologies, Inc., Monster Worldwide, Inc and
IAC/InterActiveCorp.


PORTFOLIO SECTOR ALLOCATION as of June 30, 2007

Sector                          % of Net Assets
-----------------------------------------------
Information Technology                    66.89%
Consumer Discretionary                    16.54
Financials                                10.26
Industrials                                3.61
Health Care                                2.77
Net Other Assets & Liabilities            (0.07)
                                         ------
TOTAL                                    100.00%
                                         ======


TOP TEN PORTFOLIO HOLDINGS as of June 30, 2007

Security                        % of Net Assets
-----------------------------------------------
eBay, Inc.                                10.29%
Google, Inc., Class A                     10.26
Yahoo!, Inc.                               9.92
Amazon.com, Inc.                           9.66
E*TRADE Financial Corp.                    6.63
VeriSign, Inc.                             4.81
IAC/InterActiveCorp                        4.80
Akamai Technologies, Inc.                  4.76
BEA Systems, Inc.                          3.75
TD Ameritrade Holding Corp.                3.63
                                         ------
TOTAL                                     68.51%
                                         ======


___________________________________
Dow Jones and Dow Jones Internet Composite Index(SM) are trademarks of Dow
Jones & Company, Inc. and have been licensed for use. The Fund, based on the Dow Jones Internet Composite Index(SM), is not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of trading in the Fund.

-------------------------------------------------------------------------------
Fund Performance Overview (Continued)
-------------------------------------------------------------------------------


FDV - First Trust DB Strategic Value Index Fund

The investment objective of the First Trust DB Strategic Value Index Fund (the "Fund") is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Deutsche Bank CROCI(R) US+ Index(TM) (the "Index"). The objective of the Index is to identify companies that may be undervalued based upon their "economic" price/earnings ratio. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Index. The objective of the Index is to identify companies that may be undervalued based upon their "economic" price/earnings ratios. The Fund's shares are listed for trading on the AMEX. The first day of secondary market trading in shares of the Fund was 07/11/06.

                                                    Performance as of June 30, 2007
                                                      Cumulative Total Returns
-----------------------------------------------------------------------------------------------------------------------------------
              Six Months ended 06/30/07                                                 Inception (07/06/06) to 06/30/07
------------------------------------------------------                       ------------------------------------------------------
                                            S&P 500                                                                  S&P 500
                                           Citigroup                                                                Citigroup
     NAV         Market       Index       Value Index                             NAV        Market     Index      Value Index
    12.37%       12.36%       12.63%         7.37%                               24.44%      24.59%     24.72%        21.27%

(See Notes to Fund Performance Overview on page 21.)

Fund Recap. The energy sector was the biggest contributor to the Fund's return over the six months ended June 30, 2007. Industrials were the second biggest contributor to performance as well as the second best performing sector in the Fund. The consumer discretionary sector, with approximately a 15% weighting, was the only sector with negative returns over the six months ended June 30, 2007.

The top five performing stocks in the Fund over the six months ended June 30, 2007, by contribution to return, were Alcoa, Inc., PACCAR, Inc., Marathon Oil Corp., Texas Instruments, Inc. and Caterpillar, Inc. The worst performing stocks, by percentage loss, were Amgen, Inc., Motorola, Inc., Harley-Davidson, Inc., Forest Laboratories, Inc. and Johnson & Johnson.


PORTFOLIO SECTOR ALLOCATION as of June 30, 2007

Sector                          % of Net Assets
-----------------------------------------------
Energy                                    25.09%
Health Care                               19.78
Industrials                               15.21
Consumer Discretionary                    15.09
Information Technology                    10.45
Materials                                  7.24
Utilities                                  2.53
Consumer Staples                           2.40
Telecommunication Services                 2.32
Net Other Assets & Liabilities            (0.11)
                                         ------
TOTAL                                    100.00%
                                         ======


TOP TEN PORTFOLIO HOLDINGS as of June 30, 2007

Security                        % of Net Assets
-----------------------------------------------
Ingersoll-Rand Co., Ltd., Class A          2.75%
Texas Instruments, Inc.                    2.72
NIKE, Inc., Class B                        2.66
Illinois Tool Works, Inc.                  2.66
Applied Materials, Inc.                    2.65
Biogen Idec, Inc.                          2.61
Chevron Corp.                              2.61
International Business Machines Corp.      2.61
Home Depot (The), Inc.                     2.60
Alcoa, Inc.                                2.58
                                         ------
TOTAL                                     26.45%
                                         ======


__________________________
"Deutsche Bank" and "Deutsche Bank CROCI(R) US+ Index(TM)" are service marks of Deutsche Bank AG ("Deutsche Bank"). Deutsche Bank has no relationship to First Trust or the Fund, other than the licensing of the Index and its service marks for use in connection with the Fund.

-------------------------------------------------------------------------------
Fund Performance Overview (Continued)
-------------------------------------------------------------------------------


FVI - First Trust Value Line(R) Equity Allocation Index Fund

The investment objective of First Trust Value Line(R) Equity Allocation Index Fund (the "Fund") is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Value Line(R) Equity Allocation Index (the "Index"). The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Index. The Index is designed to objectively identify and select those stocks from the 1,700-stock Value Line(R) universe across market capitalizations and investment styles for growth and value that appear to have the greatest potential for capital appreciation. The Index is rebalanced on a semi-annual basis on the fourth business day of the week containing the third Friday of February and August. The Fund's shares are listed for trading on the AMEX. The first day of secondary market trading in shares of the Fund was 12/08/06.

                                                    Performance as of June 30, 2007
                                                      Cumulative Total Returns
-----------------------------------------------------------------------------------------------------------------------------------
            Six Months ended 06/30/07                                                     Inception (12/05/06) to 06/30/07
-----------------------------------------------------                            --------------------------------------------------
                                         Russell 3000                                                               Russell 3000
     NAV        Market       Index          Index                                   NAV       Market      Index         Index
    7.28%       7.17%       7.34%          7.11%                                   6.10%       6.15%       6.24%        7.20%

(See Notes to Fund Performance Overview on page 21.)

Fund Recap. Materials stocks were the biggest contributors to the Fund's return as they were the best performing sector for the six months ended June 30, 2007. Solid results from the industrial and telecommunication sectors also helped performance. Health care had marginally negative performance over the six months ended June 30, 2007, thus hurting the Fund's returns.

The top five performing stocks in the Fund over the six months ended June 30, 2007, by contribution to return, were Alcan, Inc., Southern Copper Corp., PACCAR, Inc., AK Steel Holding Corp. and Ingersoll-Rand Co., Ltd., Class A. The worst performing stocks, by percentage loss, were Cognizant Technology Solutions Corp., Class A, Bear Stearns (The) Cos., Inc., Volt Information Sciences, Inc., British Airways PLC ADR and Ryland Group (The), Inc.


PORTFOLIO SECTOR ALLOCATION as of June 30, 2007

Sector                          % of Net Assets
-----------------------------------------------
Consumer Discretionary                    22.31%
Industrials                               17.98
Financials                                17.68
Information Technology                    11.06
Materials                                  9.17
Health Care                                7.51
Telecommunication Services                 4.41
Energy                                     4.02
Consumer Staples                           3.55
Utilities                                  2.56
Net Other Assets & Liabilities            (0.25)
                                         ------
TOTAL                                    100.00%
                                         ======


TOP TEN PORTFOLIO HOLDINGS as of June 30, 2007

Security                        % of Net Assets
-----------------------------------------------
Moody's Corp.                              1.74%
Southern Copper Corp.                      1.72
Ingersoll-Rand Co., Ltd., Class A          1.49
Imperial Oil Ltd.                          1.48
Nokia Oyj ADR                              1.48
PACCAR, Inc.                               1.45
Alcoa, Inc.                                1.43
XL Capital Ltd., Class A                   1.33
Accenture Ltd., Class A                    1.33
Union Pacific Corp.                        1.32
                                         ------
TOTAL                                     14.77%
                                         ======


_________________________
"Value Line(R)" and "Value Line(R) Equity Allocation Index" are trademarks of Value Line(R), Inc. and have been licensed for use for certain purposes by First Trust on behalf of the Fund. The Fund, based on the Value Line(R) Equity Allocation Index, is not sponsored, endorsed, sold, or promoted by Value Line(R), Inc., and Value Line(R) makes no representation regarding the advisability of investing in the Fund.

-------------------------------------------------------------------------------
Fund Performance Overview (Continued)
-------------------------------------------------------------------------------


FVD - First Trust Value Line(R) Dividend Index Fund

The investment objective of the First Trust Value Line(R) Dividend Index Fund (the "Fund") is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Value Line(R) Dividend Index (the "Index"). The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Index. The Index is designed to objectively identify and select those stocks from the universe of stocks of which Value Line, Inc.(R) gives a Safety(TM) Ranking of #1 or #2 in the Value Line(R) Safety(TM) Ranking System and have the potential to pay above-average dividend and capital appreciation. The Index is rebalanced on a monthly basis. The Fund's shares are listed for trading on the AMEX.

                                                Performance as of June 30, 2007
                                                  Cumulative Total Returns
-----------------------------------------------------------------------------------------------------------------------------------
          Six Months ended 06/30/07                           One Year                                   Three Years
-----------------------------------------   ----------------------------------------   --------------------------------------------
                              S&P 500                                       S&P 500                                         S&P 500
NAV     Market      Index      Index           NAV           Market          Index          NAV           Market             Index
2.62%   2.63%       3.03%     6.96%           16.55%         28.24%         20.59%         47.28%         71.72%            39.28%

                              Cumulative Total Returns                      Average Annual Total Returns
                        -------------------------------------        -------------------------------------------
                          Inception (08/19/03) to 06/30/07                Inception (08/19/03) to 06/30/07
                        -------------------------------------        -------------------------------------------
                                                     S&P 500                                     S&P 500
                           NAV        Market          Index            NAV         Market         Index
                         65.59%       65.51%          60.88%          13.94%       13.92%         13.00%

   On December 15, 2006, the Fund acquired the assets and adopted the financial and performance history of First Trust Value Line(R) Dividend Fund (the "Predecessor FVD Fund," a closed-end fund), which had an inception date of August 19, 2003. The inception date total returns at NAV include the sales load of $0.675 per share on the initial offering. The investment goals, strategies and policies of the Fund are substantially similar to those of the Predecessor FVD Fund. The inception date of the Index was July 3, 2006. Returns for the Index are only disclosed for those periods in which the Index was in existence for the entire period. The cumulative total returns for the period from the reorganization date (12/15/06) through (06/30/07) were 2.38% and 2.82% at NAV and market price, respectively. That compares to an Index return of 2.81% for that same period.

   Prior to December 15, 2006, the price used to calculate market return was the AMEX closing market price of the Predecessor FVD Fund. NAV and market returns assume that all dividend distributions have been reinvested in the Fund at NAV and Market Price, respectively. Prior to December 15, 2006, NAV and market returns assumed that all dividend distributions were reinvested at prices obtained by the Dividend Reinvestment Plan of the Predecessor FVD Fund.

(See Notes to Fund Performance Overview on page 21.)

Fund Recap. Consumer staples and industrials sectors were the two biggest contributors to the Fund's performance. The energy and telecommunications sectors both posted solid returns as well, although small weightings in those sectors limited their overall impact. Financials, the largest sector weighting in the Fund (36%), posted negative returns for the six months ended June 30, 2007, thus hurting performance.

The top five performing stocks in the Fund over the six months ended June 30, 2007, by contribution to return, were Mercantile Bankshares, J.M. Smucker (The), Co., PPL Corp., Cadbury Schweppes PLC ADR and Constellation Energy Group The worst performing stocks, by percentage loss, were PNC Financial Services Group, Inc., McClatchy (The), Co., Class A, Lee Enterprises, Inc., Hancock Holding Co. and Kimco Realty Corp.


PORTFOLIO SECTOR ALLOCATION as of June 30, 2007

Sector                          % of Net Assets
-----------------------------------------------
Financials                                36.03%
Utilities                                 21.75
Consumer Staples                          14.09
Industrials                                8.09
Consumer Discretionary                     7.55
Health Care                                4.34
Energy                                     3.28
Materials                                  2.70
Telecommunication Services                 1.64
Information Technology                     0.54
Net Other Assets & Liabilities            (0.01)
                                         ------
TOTAL                                    100.00%
                                         ======


TOP TEN PORTFOLIO HOLDINGS as of June 30, 2007

Security                        % of Net Assets
-----------------------------------------------
Energy East Corp.                          0.62%
OGE Energy Corp.                           0.58
ConAgra Foods, Inc.                        0.57
AT&T, Inc.                                 0.57
Dominion Resources, Inc.                   0.57
McCormick & Co., Inc.                      0.56
Huntington BancShares, Inc.                0.56
R.R. Donnelley & Sons Co.                  0.56
J.M. Smucker (The) Co.                     0.56
Hawaiian Electric Industries, Inc.         0.56
                                         ------
TOTAL                                      5.71%
                                         ======


_______________________________
"Value Line(R)" and "Value Line(R) Dividend Index" are trademarks of Value Line(R), Inc. and have been licensed for use for certain purposes by First Trust on behalf of the Fund. The Fund, based on the Value Line(R) Dividend Index, is not sponsored, endorsed, sold, or promoted by Value Line(R), Inc., and Value Line(R) makes no representation regarding the advisability of investing in the Fund.

-------------------------------------------------------------------------------
Fund Performance Overview (Continued)
-------------------------------------------------------------------------------


QQXT - First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund

The First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ-100 Ex-Tech Sector Index(SM) (the "Index"). The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Index. The Index contains securities of the NASDAQ-100 Index(R) not classified as technology according to the Industry Classification Benchmark (ICB) classification system. The NASDAQ-100 Index(R) includes 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market, Inc. ("NASDAQ(R)") based on market capitalization. The Index is equally-weighted and is rebalanced four times annually in March, June, September and December. The Fund's shares are listed for trading on the NASDAQ(R). The first day of secondary market trading in shares of the Fund was 02/15/07.


                    Performance as of June 30, 2007
                      Cumulative Total Returns
---------------------------------------------------------------------
                  Inception (02/08/07) to 06/30/07
---------------------------------------------------------------------
   NAV            Market             Index     Russell 1000 Index
  4.55%            4.55%             4.81%            4.19%

(See Notes to Fund Performance Overview on page 21.)

Fund Recap. The health care and consumer discretionary sectors were the two biggest contributors to the Fund's returns since inception. The Fund's consumer staples holdings had negative returns for the period, thus hurting portfolio returns.

The top five performing stocks in the Fund during the period, by contribution to return, were MedImmune, Inc., Amazon.com, Inc., Discovery Holding Co., Class A, Express Scripts, Inc. and Garmin Ltd. The worst performing stocks, by percentage loss, were Monster Worldwide, Inc., Sepracor, Inc., Amgen, Inc., Wynn Resorts Ltd. and Starbucks Corp.


PORTFOLIO SECTOR ALLOCATION as of June 30, 2007

Sector                          % of Net Assets
-----------------------------------------------
Consumer Discretionary                    36.23%
Health Care                               25.11
Industrials                               15.21
Information Technology                    11.83
Telecommunication Services                 5.20
Consumer Staples                           3.44
Materials                                  1.70
Energy                                     1.67
Net Other Assets & Liabilities            (0.39)
                                         ------
TOTAL                                    100.00%
                                         ======


TOP TEN PORTFOLIO HOLDINGS as of June 30, 2007

Security                            % of Net Assets
---------------------------------------------------
Apollo Group, Inc., Class A                    2.11%
Expedia, Inc.                                  2.06
Garmin Ltd.                                    1.98
UAL Corp.                                      1.89
Sirius Satellite Radio, Inc.                   1.82
Liberty Global, Inc., Class A                  1.82
DENTSPLY International, Inc.                   1.81
Costco Wholesale Corp.                         1.81
XM Satellite Radio Holdings, Inc., Class A     1.80
Teva Pharmaceutical Industries Ltd. ADR        1.79
                                             ------
TOTAL                                         18.89%
                                             ======


________________________
NASDAQ-100, NASDAQ-100 Index(R), and NASDAQ-100 Ex-Tech Sector Index(SM) are trademarks of the NASDAQ Stock Market, Inc. (which with its affiliates is referred to as the Corporations) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

-------------------------------------------------------------------------------
Fund Performance Overview (Continued)
-------------------------------------------------------------------------------


QCLN - First Trust NASDAQ(R) Clean Edge(R) U.S. Liquid Series Index Fund

The First Trust NASDAQ(R) Clean Edge(R) U.S. Liquid Series Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ(R) Clean Edge(R) U.S. Liquid Series Index (the "Index"). The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Index. The Index is designed to track the performance of clean energy companies that are publicly traded in the United States and includes companies engaged in manufacturing, development, distribution and installation of emerging clean-energy technologies including, but not limited to, solar photovoltaics, biofuels and advanced batteries. The Index is a modified market cap weighted index in which larger companies receive a larger index weighting. The Index weighting methodology includes caps to prevent high concentrations among larger alternative energy stocks. The Index is reconstituted twice a year in March and September and rebalanced quarterly. The Fund's shares are listed for trading on the NASDAQ(R). The first day of secondary market trading in shares of the Fund was 02/14/07.


                       Performance as of June 30, 2007
                          Cumulative Total Returns
    ----------------------------------------------------------------------
                      Inception (02/08/07) to 06/30/07
    ----------------------------------------------------------------------
      NAV             Market             Index        Russell 2000 Index
    17.45%           17.20%             17.83%              2.61%

(See Notes to Fund Performance Overview on page 21.)


Fund Recap. The information technology and industrials sectors comprised approximately 86% of the Fund's net assets and were responsible for the majority of the Fund's return over the period. The consumer discretionary, consumer staples, energy, and utilities sectors all had negative returns which hurt the Fund's performance.

The top five performing stocks in the Fund during the period, by contribution to return, were First Solar, Inc., GrafTech International Ltd., SunPower Corp., Class A, Cree, Inc. and MEMC Electronic Materials, Inc. The worst performing stocks, by percentage loss, were Power-One, Inc., International Rectifier Corp., Ormat Technologies, Inc., VeraSun Energy Corp. and Pacific Ethanol, Inc.


PORTFOLIO SECTOR ALLOCATION as of June 30, 2007

Sector                          % of Net Assets
-----------------------------------------------
Information Technology                    47.42%
Industrials                               38.31
Energy                                     5.89
Materials                                  2.75
Utilities                                  2.70
Health Care                                1.36
Consumer Discretionary                     1.15
Consumer Staples                           0.52
Net Other Assets & Liabilities            (0.10)
                                         ------
TOTAL                                    100.00%
                                         ======


TOP TEN PORTFOLIO HOLDINGS as of June 30, 2007

Security                              % of Net Assets
-----------------------------------------------------
First Solar, Inc.                                9.59%
MEMC Electronic Materials, Inc.                  7.83
Linear Technology Corp.                          7.75
Itron, Inc.                                      4.15
Suntech Power Holdings Co., Ltd. ADR             4.08
Baldor Electric Co.                              4.01
Fairchild Semiconductor International, Inc.      3.98
ON Semiconductor Corp.                           3.83
Cree, Inc.                                       3.69
SunPower Corp., Class A                          3.63
                                               ------
TOTAL                                           52.54%
                                               ======


_____________________________
NASDAQ(R) and Clean Edge(R) are the registered trademarks (the "Marks") of The Nasdaq Stock Market, Inc. ("Nasdaq") and Clean Edge, Inc. ("Clean Edge") respectively. Nasdaq and Clean Edge are, collectively with their affiliates, the "Corporations." The Marks are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. The Fund should not be construed in any way as investment advice by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

-------------------------------------------------------------------------------
Fund Performance Overview (Continued)
-------------------------------------------------------------------------------


FRI - First Trust S&P REIT Index Fund

The First Trust S&P REIT Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the S&P REIT Composite Index (the "Index"). The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Index. The Index measures the securitized U.S. real estate investment trust ("REIT") market and maintains a constituency that reflects the REIT market's overall composition. The Index contains securities selected for market representation according to geography and property type. All securities added to the Index meet the Index's liquidity, price, and market capitalization requirements. The Standard & Poor's Index Committee, a team of Standard & Poor's economists and index analysts, maintains the Index. The S&P Index Committee makes constituent changes on an as-needed basis. Share adjustments that exceed 5% are made at the time of the change. Share adjustments of less than 5% are made on a quarterly basis. The Fund's shares are listed for trading on the AMEX. The first day of secondary market trading in shares of the Fund was 05/14/07.

                         Performance as of June 30, 2007
     ----------------------------------------------------------------------
                        Inception (05/08/07) to 06/30/07
     ----------------------------------------------------------------------
       NAV             Market             Index       Russell 3000 Index
      -8.25%           -8.05%            -8.20%           -0.12%

(See Notes to Fund Performance Overview on page 21.)

Fund Recap. The top five performing stocks in the Fund during the period, by contribution to return, were Archstone-Smith Trust, Plum Creek Timber Co., Inc., Equity Inns, Inc., Rayonier, Inc. and Post Properties, Inc. The worst performing stocks, by percentage loss, were Simon Property Group, Inc., ProLogis, Kimco Realty Corp., General Growth Properties, Inc. and Public Storage.


PORTFOLIO SECTOR ALLOCATION as of June 30, 2007

SECTOR                          % OF NET ASSETS
-----------------------------------------------
Financials                                99.37%
Net Other Assets & Liabilities             0.63
                                         ------
TOTAL                                    100.00%
                                         ======



TOP TEN PORTFOLIO HOLDINGS as of June 30, 2007

SECURITY                              % OF NET ASSETS
-----------------------------------------------------
Simon Property Group, Inc.                       6.33%
ProLogis                                         4.44
Vornado Realty Trust                             4.36
Equity Residential                               4.04
Archstone-Smith Trust                            4.01
General Growth Properties, Inc.                  3.95
Boston Properties, Inc.                          3.70
Host Hotels & Resorts, Inc.                      3.67
AvalonBay Communities, Inc.                      2.88
Public Storage                                   2.87
                                               ------
TOTAL                                           40.25%
                                               ======

_____________________________________
Standard & Poor's(R), S&P(R) and S&P REIT Composite Index are registered trademarks of Standard & Poor's, a division of The McGraw-Hill Companies, Inc. and have been licensed for use by First Trust Advisors L.P. The Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation, warranty or condition regarding the advisability of investing in the Fund.

-------------------------------------------------------------------------------
Fund Performance Overview (Continued)
-------------------------------------------------------------------------------


FIW - First Trust ISE Water Index Fund

The investment objective of the First Trust ISE Water Index Fund (the "Fund") is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE Water Index(TM) (the "Index"). The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Index. The Index is a modified market-capitalization weighted index comprised of 36 stocks that derive a substantial portion of their revenues from the potable and wastewater industry. The Index is rebalanced on a semi-annual basis. The Fund's shares are listed for trading on the NYSE Arca, Inc. The first day of secondary market trading in shares of the Fund was 05/11/07.

                         Performance as of June 30, 2007
                            Cumulative Total Returns
       ---------------------------------------------------------------------
                        Inception (05/08/07) to 06/30/07
       ---------------------------------------------------------------------

            NAV            Market          Index        Russell 3000 Index
           8.85%            8.65%          8.95%              -0.12%

(See Notes to Fund Performance Overview on page 21.)

Fund Recap. The top five performing stocks during the period, by contribution to return, were Calgon Carbon Corp., Lindsay Corp., Itron, Inc., Companhia de Saneamento Basico do Estado de Sao Paulo ADR, and Flowserve Corp. The worst performing stocks, by percentage loss, were Southwest Water Co., American States Water Co., California Water Service Group, Mueller Water Products, Inc., Class B, and Mueller Industries, Inc.


PORTFOLIO SECTOR ALLOCATION as of June 30, 2007

SECTOR                           % OF NET ASSETS
------------------------------------------------
Industrials                               58.36%
Utilities                                 24.13
Materials                                 10.70
Health Care                                3.63
Information Technology                     3.11
Net Other Assets & Liabilities             0.07
                                         ------
TOTAL                                    100.00%
                                         ======


TOP TEN PORTFOLIO HOLDINGS as of June 30, 2007

SECURITY                                                 % OF NET ASSETS
------------------------------------------------------------------------
Companhia de Saneamento Basico do Estado de Sao Paulo ADR          4.36%
Suez SA ADR                                                        4.11
Flowserve Corp.                                                    4.06
Danaher Corp.                                                      4.00
ITT Corp.                                                          3.97
Nalco Holding Co.                                                  3.97
Roper Industries, Inc.                                             3.94
Gorman-Rupp (The) Co.                                              3.91
Pall Corp.                                                         3.84
Veolia Environnement ADR                                           3.76
                                                                 ------
TOTAL                                                             39.92%
                                                                 ======


____________________________
"International Securities Exchange(TM)", "ISE(TM)" and "ISE Water Index(TM)" are trademarks of the International Securities Exchange(TM) and have been licensed for use for certain purposes by First Trust Advisors L.P. The Fund, based on the ISE Water Index(TM), is not sponsored, endorsed, sold or promoted by the International Securities Exchange(TM) and the International Securities Exchange(TM) makes no representation regarding the advisability of trading in such products.

-------------------------------------------------------------------------------
Fund Performance Overview (Continued)
-------------------------------------------------------------------------------



FCG - First Trust ISE-Revere Natural Gas Index Fund

The First Trust ISE-Revere Natural Gas Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE-REVERE Natural Gas Index(TM) (the "Index"). The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Index. The Index is an equal-weighted index comprised of exchange-listed companies that derive a substantial portion of their revenues from the exploration and production of natural gas. The Index is constructed by establishing the universe of stocks listed in the U.S. of companies involved in the natural gas exploration and production industries and then eliminates stocks whose natural gas proven reserves do not meet certain requirements. The Index is rebalanced on a quarterly basis. The Fund's shares are listed for trading on the NYSE Arca, Inc. The first day of secondary market trading in shares of the Fund was 05/11/07.



                         Performance as of June 30, 2007
                            Cumulative Total Returns
 -------------------------------------------------------------------------------
                        Inception (05/08/07) to 06/30/07
 -------------------------------------------------------------------------------

    NAV            Market             Index           Russell 3000 Index
   1.50%            1.40%             1.60%                 -0.12%



(See Notes to Fund Performance Overview on page 21.)

Fund Recap. The top five performing stocks in the Fund during the period, by contribution to return, were Anadarko Petroleum Corp., Forest Oil Corp., Mariner Energy, Inc., Newfield Exploration Co., and Petrohawk Energy Corp. The worst performing stocks, by percentage loss, were Rosetta Resources, Inc., Carrizo Oil & Gas, Inc., Southwestern Energy Co., GMX Resources, Inc. and Compton Petroleum Corp.


PORTFOLIO SECTOR ALLOCATION as of June 30, 2007

SECTOR                          % OF NET ASSETS
-----------------------------------------------
Energy                                    89.64%
Utilities                                 10.10
Net Other Assets & Liabilities             0.26
                                         ------
TOTAL                                    100.00%
                                         ------


TOP TEN PORTFOLIO HOLDINGS as of June 30, 2007

SECURITY                              % OF NET ASSETS
-----------------------------------------------------
Statoil ASA ADR                                  3.79%
BG Group PLC ADR                                 3.62
ATP Oil & Gas Corp.                              3.61
Petroleum Development Corp.                      3.44
Penn Virginia Corp.                              3.42
Bill Barrett Corp.                               3.40
ONEOK, Inc.                                      3.39
Noble Energy, Inc.                               3.39
Questar Corp.                                    3.36
Energen Corp.                                    3.35
                                               ------
TOTAL                                           34.77%
                                               ======


__________________________
"International Securities Exchange(TM)", "ISE(TM)" and "ISE-REVERE Natural Gas Index(TM)" are trademarks of the International Securities Exchange(TM) and have been licensed for use for certain purposes by First Trust Advisors L.P. The Fund, based on the ISE-REVERE Natural Gas Index(TM), is not sponsored, endorsed, sold or promoted by the International Securities Exchange(TM) and the International Securities Exchange(TM) makes no representation regarding the advisability of trading in such products.

-------------------------------------------------------------------------------
Fund Performance Overview (Continued)
-------------------------------------------------------------------------------




FNI - First Trust ISE Chindia Index Fund

The investment objective of the First Trust ISE Chindia Index Fund (the "Fund") is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE ChIndia Index(TM) (the "Index"). The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Index. The Index is a non-market capitalization weighted portfolio of 50 American Depositary Receipts, American Depositary Shares and/or stocks selected from a list of companies from China and India currently trading on a U.S. exchange. The Index is rebalanced on a semi-annual basis. The Fund's shares are listed for trading on the NYSE Arca, Inc. The first day of secondary market trading in shares of the Fund was 05/11/07.


                         Performance as of June 30, 2007
                            Cumulative Total Returns
       ------------------------------------------------------------------
                        Inception (05/08/07) to 06/30/07
       ------------------------------------------------------------------
          NAV            Market             Index     Russell 3000 Index
         9.50%            9.45%             9.60%           -0.12%



(See Notes to Fund Performance Overview on page 21.)

Fund Recap. The top five performing stocks in the Fund during the period, by contribution to return, were China Mobile Ltd. ADR, ICICI Bank Ltd. ADR, Focus Media Holding Ltd. ADR, PetroChina Co., Ltd. ADR, and CNOOC Ltd. ADR. The worst performing stocks, by percentage loss, were Suntech Power Holdings Co., Ltd. ADR, Tata Motors Ltd. ADR, Wipro Ltd. ADR, China TechFaith Wireless Communication Technology Ltd. ADR, and Infosys Technologies Ltd. ADR.


PORTFOLIO SECTOR ALLOCATION as of June 30, 2007

SECTOR                          % OF NET ASSETS
-----------------------------------------------
Information Technology                    30.66%
Energy                                    18.73
Financials                                14.91
Telecommunication Services                10.98
Industrials                                8.91
Consumer Discretionary                     5.57
Materials                                  5.39
Health Care                                3.48
Utilities                                  0.72
Consumer Staples                           0.59
Net Other Assets & Liabilities             0.06
                                         ------
TOTAL                                    100.00%
                                         ======


TOP TEN PORTFOLIO HOLDINGS as of June 30, 2007

SECURITY                              % OF NET ASSETS
-----------------------------------------------------
China Mobile Ltd. ADR                            7.54%
PetroChina Co., Ltd. ADR                         7.24
ICICI Bank Ltd. ADR                              6.88
China Petroleum & Chemical Corp. ADR             6.69
Infosys Technologies Ltd. ADR                    6.64
Satyam Computer Services Ltd. ADR                6.35
Aluminum Corp. of China Ltd. ADR                 4.74
China Life Insurance Co., Ltd. ADR               4.22
CNOOC Ltd. ADR                                   4.06
HDFC Bank Ltd. ADR                               3.82
                                               ------
TOTAL                                           58.18%
                                               ======


_____________________________
"International Securities Exchange(TM)", "ISE(TM)" and "ISE ChIndia Index(TM)" are trademarks of the International Securities Exchange(TM) and have been licensed for use for certain purposes by First Trust Advisors L.P. The Fund, based on the ISE ChIndia Index(TM), is not sponsored, endorsed, sold or promoted by the International Securities Exchange(TM) and the International Securities Exchange(TM) makes no representation regarding the advisability of trading in such products.

-------------------------------------------------------------------------------
Fund Performance Overview (Continued)
-------------------------------------------------------------------------------


FVL - First Trust Value Line(R) 100 Exchange-Traded Fund

The First Trust Value Line(R) 100 Exchange-Traded Fund (the "Fund") is an exchange-traded index fund. In accordance with the terms of the Agreement and Plan of Reorganization (the "Plan") adopted by the Board of Trustees of the First Trust Value Line(R) 100 Fund (the "Predecessor FVL Fund," a closed-end fund) on January 17, 2007 and approved by the Predecessor FVL Fund shareholders on May 17, 2007, the Predecessor FVL Fund was reorganized with and into the Fund. Pursuant to the Plan, the shares of the Predecessor FVL Fund ceased trading on the American Stock Exchange, Inc. ("AMEX") on Friday, June 15, 2007 and the Fund began trading on the AMEX on Monday, June 18, 2007 under the ticker symbol "FVL," the same ticker symbol previously used by the Predecessor FVL Fund. The assets of the Predecessor FVL Fund were transferred to, and the liabilities of the Predecessor FVL Fund were assumed by the Fund in exchange for shares of the Fund on a one-for-one share basis. Fund shares were distributed to the Predecessor FVL Fund shareholders, on a tax-free basis for federal income tax purposes, and the Predecessor FVL Fund has been terminated.


The objective of the Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Value Line(R) 100 Index (the "Index"). The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Index. The Index is an equal-dollar weighted index that is designed to objectively identify and select 100 stocks from the universe of stocks to which Value Line(R) assigns a #1 ranking in the Value Line(R) Timeliness(TM) Ranking System. The Index is rebalanced quarterly.

                                                    Performance as of June 30, 2007
                                                       Cumulative Total Returns
-----------------------------------------------------------------------------------------------------------------------------------
          Six Months ended 06/30/07                           One Year                                   Three Years
-------------------------------------------   ------------------------------------------   ----------------------------------------
                             Russell 3000                                 Russell 3000                                  Russell 3000
   NAV           Market          Index           NAV          Market          Index           NAV          Market           Index
 11.68%          21.14%          7.11%         14.34%         23.57%         20.07%         43.15%         59.02%          42.14%

                               Cumulative Total Returns                          Average Annual Total Returns
                -------------------------------------------------        ----------------------------------------------
                         Inception (06/12/03) to 06/30/07                    Inception (06/12/03) to 06/30/07
                -------------------------------------------------        ----------------------------------------------
                                              Russell 3000                                           Russell 3000
                         NAV        Market        Index                         NAV        Market        Index
                       63.57%       63.47%       67.64%                       12.90%       12.89%       13.56%

   On June 15, 2007, the Fund acquired the assets and adopted the financial and performance history of the Predecessor FVL Fund, which had an inception date of June 12, 2003. The inception date total returns at NAV include the sales load of $0.675 per share on the initial offering. The investment goals, strategies and policies of the Fund are substantially similar to those of the Predecessor FVL Fund. The inception date of the Index was January 16, 2007. Returns for the Index will only be disclosed for those periods in which the Index was in existence for the entire period. The cumulative total returns for the period from the reorganization date (06/15/07) through period end (06/30/07) were (0.71)% and (0.89)% at NAV and market price, respectively. That compares to an Index return of (0.71)% for that same period.

   Prior to June 15, 2007, the price used to calculate market return was the AMEX closing market price of the Predecessor FVL Fund. Prior to June 15, 2007, NAV and market returns assumed that all dividend distributions were reinvested at prices obtained by the Dividend Reinvestment Plan of the Predecessor FVL Fund.

(See Notes to Fund Performance Overview on page 21.)

Fund Recap. Consumer discretionary stocks were the biggest contributor to the Fund's return over the six months ended June 30, 2007. The Fund's holdings in the sector turned in a strong performance relative to the overall market. Materials, the best performing sector for the six months ended June 30, 2007, were the second biggest contributor. Energy stocks held back performance as the sector posted a negative return in the Fund for the six months ended June 30, 2007.

The top five performing stocks in the Fund over the six months ended June 30, 2007, by contribution to return, were Potash Corp. of Saskatchewan, Inc., Avnet, Inc., Dow Jones & Co., Inc., Precision Castparts Corp. and Priceline.com, Inc. The worst performing stocks, by percentage loss, were Sepracor, Inc., AMN Healthcare Services, Inc., PC Connections, Inc., NVIDIA Corp. and Robbins & Myers, Inc.


PORTFOLIO SECTOR ALLOCATION as of June 30, 2007

SECTOR                          % OF NET ASSETS
-----------------------------------------------
Information Technology                    28.54%
Consumer Discretionary                    21.33
Industrials                               17.18
Health Care                               14.14
Materials                                  8.94
Financials                                 2.96
Consumer Staples                           2.94
Energy                                     2.09
Telecommunication Services                 2.08
Net Other Assets & Liabilities            (0.20)
                                         ------
TOTAL                                    100.00%
                                         ======


TOP TEN PORTFOLIO HOLDINGS as of June 30, 2007

Security                              % of Net Assets
-----------------------------------------------------
Research In Motion Ltd.                          1.21%
Andrew Corp.                                     1.11
Apogee Enterprises, Inc.                         1.11
Core Laboratories N.V.                           1.09
Warnaco Group (The), Inc.                        1.09
Strayer Education, Inc.                          1.07
SPSS, Inc.                                       1.07
TeleTech Holdings, Inc.                          1.07
Priceline.com, Inc.                              1.06
AT&T, Inc.                                       1.06
                                               ------
Total                                           10.94%
                                               ======

_____________________________
"Value Line(R)" and "Value Line(R) 100 Index" are trademarks of Value Line(R), Inc. and have been licensed for use for certain purposes by First Trust on behalf of the Fund. The Fund, based on the Value Line(R) 100 Index, is not sponsored, endorsed, sold, or promoted by Value Line(R), Inc., and Value Line(R) makes no representation regarding the advisability of investing in the Fund.

-------------------------------------------------------------------------------
Notes to Fund Performance Overview
-------------------------------------------------------------------------------


Total returns for the periods since inception are calculated from the inception date of each Fund. "Average annual total returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative total returns" represent the total change in value of an investment over the periods indicated. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all dividend distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the Index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

First Trust Exchange-Traded Fund
Understanding Your Fund Expenses
June 30, 2007 (Unaudited)


As a shareholder of First Trust Dow Jones Select MicroCap Index(SM) Fund, First Trust Morningstar(R) Dividend Leaders(SM) Index Fund, First Trust IPOX-100 Index Fund, First Trust NASDAQ-100 Equal Weighted Index(SM) Fund, First Trust NASDAQ-100-Technology Sector Index(SM) Fund, First Trust Amex(R) Biotechnology Index Fund, First Trust Dow Jones Internet Index(SM) Fund, First Trust DB Strategic Value Index Fund, First Trust Value Line(R) Equity Allocation Index Fund, First Trust Value Line(R) Dividend Index Fund, First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund, First Trust NASDAQ(R) Clean Edge(R) U.S. Liquid Series Index Fund, First Trust S&P REIT Index Fund, First Trust ISE Water Index Fund, First Trust ISE-Revere Natural Gas Index Fund, First Trust ISE Chindia Index Fund, or First Trust Value Line(R) 100 Exchange-Traded Fund (the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period (or since inception) and held through the period ended June 30, 2007.

Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions paid on purchases and sales of Fund shares. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                       Annualized
                                                                                      Expense Ratio
                                                 Beginning             Ending         Based on the        Expenses Paid
                                              Account Value         Account Value       Six-Month           During the
                                              January 1, 2007       June 30, 2007      Period (a)      Six-Month Period (b)
-----------------------------------------------------------------------------------------------------------------------------------
First Trust Dow Jones Select MicroCap Index(SM) Fund
Actual                                           $1,000.00           $1,062.10            0.60%                $3.07
Hypothetical (5% return before expenses)         $1,000.00           $1,021.82            0.60%                $3.01

First Trust Morningstar(R) Dividend Leaders(SM) Index Fund
Actual                                           $1,000.00           $1,025.90            0.45%                $2.26
Hypothetical (5% return before expenses)         $1,000.00           $1,022.56            0.45%                $2.26

First Trust IPOX-100 Index Fund
Actual                                           $1,000.00           $1,115.80            0.60%                $3.15
Hypothetical (5% return before expenses)         $1,000.00           $1,021.82            0.60%                $3.01

First Trust NASDAQ-100 Equal Weighted Index(SM) Fund
Actual                                           $1,000.00           $1,098.40            0.60%                $3.12
Hypothetical (5% return before expenses)         $1,000.00           $1,021.82            0.60%                $3.01


Page 22


First Trust Exchange-Traded Fund
Understanding Your Fund Expenses (Continued)
June 30, 2007

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                       Annualized
                                                                                      Expense Ratio
                                                 Beginning             Ending         Based on the        Expenses Paid
                                              Account Value         Account Value       Six-Month           During the
                                              January 1, 2007       June 30, 2007      Period (a)      Six-Month Period (b)
-----------------------------------------------------------------------------------------------------------------------------------
First Trust NASDAQ-100-Technology Sector Index(SM) Fund
Actual                                           $1,000.00           $1,094.10            0.60%                $3.12
Hypothetical (5% return before expenses)         $1,000.00           $1,021.82            0.60%                $3.01

First Trust Amex(R) Biotechnology Index Fund
Actual                                           $1,000.00           $1,028.00            0.60%                $3.02
Hypothetical (5% return before expenses)         $1,000.00           $1,021.82            0.60%                $3.01

First Trust Dow Jones Internet Index(SM) Fund
Actual                                           $1,000.00           $1,149.80            0.60%                $3.20
Hypothetical (5% return before expenses)         $1,000.00           $1,021.82            0.60%                $3.01

First Trust DB Strategic Value Index Fund
Actual                                           $1,000.00           $1,123.70            0.65%                $3.42
Hypothetical (5% return before expenses)         $1,000.00           $1,021.57            0.65%                $3.26

First Trust Value Line(R) Equity Allocation Index Fund
Actual                                           $1,000.00           $1,072.80            0.70%                $3.60
Hypothetical (5% return before expenses)         $1,000.00           $1,021.32            0.70%                $3.51

First Trust Value Line(R) Dividend Index Fund
Actual                                           $1,000.00           $1,026.20            0.70%                $3.52
Hypothetical (5% return before expenses)         $1,000.00           $1,021.32            0.70%                $3.51



-----------------------------------------------------------------------------------------------------------------------------------
                                                                                       Annualized
                                                                                      Expense Ratio        Expenses Paid
                                                 Beginning             Ending         Based on the         During Period
                                              Account Value         Account Value    Number of Days    February 8, 2007 (f)
                                           February 8, 2007 (f)     June 30, 2007   in the Period (a)  to June 30, 2007 (c)
-----------------------------------------------------------------------------------------------------------------------------------
First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund
Actual                                           $1,000.00            $1,045.50           0.60%                $2.40
Hypothetical (5% return before expenses)         $1,000.00            $1,021.82           0.60%                $3.01

First Trust NASDAQ(R) Clean Edge(R) U.S. Liquid Series Index Fund
Actual                                           $1,000.00            $1,174.50           0.60%                $2.55
Hypothetical (5% return before expenses)         $1,000.00            $1,021.82           0.60%                $3.01


                                                                        Page 23


First Trust Exchange-Traded Fund
Understanding Your Fund Expenses (Continued)
June 30, 2007

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                       Annualized
                                                                                      Expense Ratio        Expenses Paid
                                                 Beginning             Ending         Based on the         During Period
                                              Account Value         Account Value    Number of Days       May 8, 2007 (f)
                                              May 8, 2007 (f)       June 30, 2007   in the Period (a)  to June 30, 2007 (d)
-----------------------------------------------------------------------------------------------------------------------------------
First Trust S&P REIT Index Fund
Actual                                           $1,000.00             $917.50            0.50%                $0.70
Hypothetical (5% return before expenses)         $1,000.00           $1,022.31            0.50%                $2.51

First Trust ISE Water Index Fund
Actual                                           $1,000.00           $1,088.50            0.60%                $0.91
Hypothetical (5% return before expenses)         $1,000.00           $1,021.82            0.60%                $3.01

First Trust ISE-Revere Natural Gas Index Fund
Actual                                           $1,000.00           $1,015.00            0.60%                $0.88
Hypothetical (5% return before expenses)         $1,000.00           $1,021.82            0.60%                $3.01

First Trust ISE Chindia Index Fund
Actual                                           $1,000.00           $1,095.00            0.60%                $0.91
Hypothetical (5% return before expenses)         $1,000.00           $1,021.82            0.60%                $3.01


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                       Annualized
                                                                                      Expense Ratio
                                                 Beginning             Ending         Based on the         Expenses Paid
                                              Account Value         Account Value      Six-Month            During the
                                              January 1, 2007       June 30, 2007      Period (e)      Six-Month Period (e)
-----------------------------------------------------------------------------------------------------------------------------------
First Trust Value Line(R) Exchange-Traded Fund
Actual                                           $1,000.00           $1,049.70            0.92%                $4.66
Hypothetical (5% return before expenses)         $1,000.00           $1,020.25            0.92%                $4.59


(a)  These expense ratios reflect expense caps.
(b) Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period, multiplied by 181/365 (January 1, 2007 to June 30, 2007).
(c) Actual expenses are equal to the annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 143/365 (to reflect the actual period February 8, 2007 to June 30, 2007). Hypothetical expenses are assumed for the most recent fiscal half-year.
(d) Actual expenses are equal to the annualized expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 53/365 (to reflect the actual period May 9, 2007 to June 30, 2007). Hypothetical expenses are assumed for the most recent fiscal half-year.
(e) Expenses are equal to the annualized expense ratio of 0.92%, multiplied by the average account value over the period, multiplied by 181/365 (January 1, 2007 to June 30, 2007). The annualized expense ratio is capped at 0.70% for the first two years from the date of the reorganization. This table reflects an annualized expense ratio of 0.92% because it includes expenses for a portion of the period prior to the reorganization for the First Trust Value Line(R) 100 Fund.
(f)  Inception date.

First Trust Dow Jones Select MicroCap Index(SM) Fund
Portfolio of Investments
June 30, 2007 (Unaudited)

                                                                        Market
    Shares  Description                                                  Value
------------------------------------------------------------------------------
            Common Stocks--100.1%
            Aerospace & Defense--0.8%
    1,786   Ladish Co., Inc. (a)                               $        76,798
    1,069   United Industrial Corp.                                     64,119
                                                                 -------------
                                                                       140,917
                                                                 -------------
            Air Freight & Logistics--0.3%
    6,728   ABX Air, Inc. (a)                                           54,228
                                                                 -------------
            Airlines--0.2%
    6,694   ExpressJet Holdings, Inc. (a)                               40,030
                                                                 -------------
            Auto Components--0.9%
    2,677   Aftermarket Technology Corp. (a)                            79,454
    1,418   Fuel Systems Solutions, Inc. (a)                            23,510
    1,168   GenTek, Inc. (a)                                            41,137
                                                                 -------------
                                                                       144,101
                                                                 -------------
            Beverages--0.2%
    1,133   MGP Ingredients, Inc.                                       19,148
    1,257   National Beverage Corp.                                     14,468
                                                                 -------------
                                                                        33,616
                                                                 -------------
            Biotechnology--0.3%
    5,395   Enzon Pharmaceuticals, Inc. (a)                             42,351
                                                                 -------------
            Building Products--1.8%
    1,287   American Woodmark Corp.                                     44,530
    1,036   Ameron International Corp.                                  93,437
    3,545   Apogee Enterprises, Inc.                                    98,622
    2,085   Insteel Industries, Inc.                                    37,530
    1,571   Trex Co., Inc. (a)                                          30,839
                                                                 -------------
                                                                       304,958
                                                                 -------------
            Capital Markets--1.7%
    2,832   Calamos Asset Management, Inc.,
                 Class A                                                72,358
      663   GAMCO Investors, Inc., Class A                              37,161
    2,218   Penson Worldwide, Inc. (a)                                  54,408
    3,373   SWS Group, Inc.                                             72,924
    2,879   Thomas Weisel Partners Group, Inc. (a)                      47,935
                                                                 -------------
                                                                       284,786
                                                                 -------------
            Chemicals--1.7%
    1,910   Koppers Holdings, Inc.                                      64,329
    1,377   Pioneer Cos., Inc. (a)                                      47,327
    7,024   W.R. Grace & Co. (a)                                       172,018
                                                                 -------------
                                                                       283,674
                                                                 -------------
            Commercial Banks--5.8%
    1,551   Bank of the Ozarks, Inc.                                    43,226
    1,428   Banner Corp.                                                48,638
    1,923   Center Financial Corp.                                      32,537
    1,989   Columbia Banking System, Inc.                               58,178
    3,048   Community Banks, Inc.                                       98,207


            Commercial Banks (Continued)
    1,687   Community Trust Bancorp, Inc.                      $        54,490
    4,812   First Financial Bancorp                                     72,132
    1,526   First Indiana Corp.                                         33,755
    2,503   First State Bancorporation                                  53,289
    1,788   Independent Bank Corp.                                      52,818
    2,652   Independent Bank Corp.                                      45,641
      673   Intervest Bancshares Corp.                                  18,952
    3,006   Irwin Financial Corp.                                       45,000
    2,594   Midwest Banc Holdings, Inc.                                 37,613
    2,736   Nara Bancorp, Inc.                                          43,584
    1,521   Old Second Bancorp, Inc.                                    44,352
    1,752   Southwest Bancorp, Inc.                                     42,118
    2,311   Sterling Bancorp                                            37,045
    3,183   Texas Capital Bancshares, Inc. (a)                          71,140
    2,838   Wilshire Bancorp, Inc.                                      34,567
                                                                 -------------
                                                                       967,282
                                                                 -------------
            Commercial Services & Supplies
                 --8.8%
    1,941   American Ecology Corp.                                      41,576
      214   AMREP Corp.                                                 10,176
    3,414   Bowne & Co., Inc.                                           66,607
    2,989   Casella Waste Systems, Inc., Class A (a)                    32,221
    6,465   CBIZ, Inc. (a)                                              47,518
    1,560   CDI Corp.                                                   50,232
    5,006   Comfort Systems USA, Inc.                                   70,985
    1,436   CRA International, Inc. (a)                                 69,215
    3,129   Ennis, Inc.                                                 73,594
    6,208   Geo Group (The), Inc. (a)                                  180,653
    3,066   Healthcare Services Group                                   90,447
    2,216   Heidrick & Struggles International,
                 Inc. (a)                                              113,548
    2,176   Huron Consulting Group, Inc. (a)                           158,870
      976   ICT Group, Inc. (a)                                         18,261
    5,030   Kforce, Inc. (a)                                            80,379
    1,590   Layne Christensen Co. (a)                                   65,111
    2,942   LECG Corp. (a)                                              44,454
    2,823   McGrath Rentcorp                                            95,107
    4,327   On Assignment, Inc. (a)                                     46,385
    2,811   PeopleSupport, Inc. (a)                                     31,905
    2,137   Pike Electric Corp. (a)                                     47,826
    1,302   Schawk, Inc.                                                26,066
                                                                 -------------
                                                                     1,461,136
                                                                 -------------
            Communications Equipment--1.2%
    2,179   Anaren, Inc. (a)                                            38,372
    2,877   Digi International, Inc. (a)                                42,407
    2,574   Inter-Tel, Inc.                                             61,596
    4,696   Sirenza Microdevices, Inc. (a)                              55,742
                                                                 -------------
                                                                       198,117
                                                                 -------------
            Computers & Peripherals--0.3%
    2,247   Intevac, Inc. (a)                                           47,771
                                                                 -------------


                        See Notes to Financial Statements.             Page 25

First Trust Dow Jones Select MicroCap Index(SM) Fund
Portfolio of Investments (Continued)
June 30, 2007 (Unaudited)

                                                                        Market
    Shares  Description                                                  Value
------------------------------------------------------------------------------
            Common Stocks (Continued)
            Construction & Engineering--1.5%
    3,332   Insituform Technologies, Inc.,
                 Class A (a)                                   $        72,671
    2,540   Perini Corp. (a)                                           156,287
    1,143   Sterling Construction Co., Inc. (a)                         24,174
                                                                 -------------
                                                                       253,132
                                                                 -------------
            Consumer Finance--1.3%
    2,639   Dollar Financial Corp. (a)                                  75,212
    4,631   EZCORP, Inc., Class A (a)                                   61,314
    3,602   First Cash Financial Services, Inc. (a)                     84,431
                                                                 -------------
                                                                       220,957
                                                                 -------------
            Containers & Packaging--0.9%
      841   AEP Industries, Inc. (a)                                    37,853
    2,439   Chesapeake Corp.                                            30,658
    3,310   Myers Industries, Inc.                                      73,185
                                                                 -------------
                                                                       141,696
                                                                 -------------
            Distributors--0.5%
    2,010   Keystone Automotive Industries,
                 Inc. (a)                                               83,154
                                                                 -------------
            Diversified Consumer Services
                 --1.3%
    1,124   Pre-Paid Legal Services, Inc. (a)                           72,284
   11,609   Stewart Enterprises, Inc., Class A                          90,434
    1,105   Vertrue, Inc. (a)                                           53,902
                                                                 -------------
                                                                       216,620
                                                                 -------------
            Diversified Financial Services
                 --0.4%
    1,690   PICO Holdings, Inc. (a)                                     73,109
                                                                 -------------
            Diversified Telecommunication
                 Services--1.7%
    2,497   Consolidated Communications
                 Holdings, Inc.                                         56,432
    2,333   CT Communications, Inc.                                     71,180
    3,387   FairPoint Communications, Inc.                              60,119
    3,867   Iowa Telecommunications Services, Inc.                      87,897
                                                                 -------------
                                                                       275,628
                                                                 -------------
            Electrical Equipment--1.0%
    3,029   II-VI, Inc. (a)                                             82,298
    1,765   Lamson & Sessions (The) Co. (a)                             46,896
    2,467   LSI Industries, Inc.                                        44,159
                                                                 -------------
                                                                       173,353
                                                                 -------------
            Electronic Equipment &
                 Instruments--2.7%
    4,418   CTS Corp.                                                   55,932
    2,182   DTS, Inc. (a)                                               47,502
    2,816   Gerber Scientific, Inc. (a)                                 32,722


            Electronic Equipment & Instruments
                 (Continued)
    2,239   LoJack Corp. (a)                                   $        49,907
      563   OYO Geospace Corp. (a)                                      41,769
    2,255   Park Electrochemical Corp.                                  63,546
    5,142   TTM Technologies, Inc. (a)                                  66,845
    3,528   X-Rite, Inc. (a)                                            52,109
    2,116   Zygo Corp. (a)                                              30,238
                                                                 -------------
                                                                       440,570
                                                                 -------------
            Energy Equipment & Services
                 --2.2%
    3,564   Allis-Chalmers Energy, Inc. (a)                             81,935
    1,368   Gulf Island Fabrication, Inc.                               47,470
    2,988   Matrix Service Co. (a)                                      74,252
    1,530   PHI, Inc. (a)                                               45,579
    1,422   Superior Well Services, Inc. (a)                            36,133
    1,520   Trico Marine Services, Inc. (a)                             62,138
    1,371   Union Drilling, Inc. (a)                                    22,512
                                                                 -------------
                                                                       370,019
                                                                 -------------
            Food & Staples Retailing--1.2%
    2,167   Andersons (The), Inc.                                       98,230
    4,182   Topps (The) Co., Inc.                                       43,953
    3,240   Wild Oats Markets, Inc. (a)                                 54,302
                                                                 -------------
                                                                       196,485
                                                                 -------------
            Food Products--0.6%
      983   Imperial Sugar Co.                                          30,267
    1,722   J & J Snack Foods Corp.                                     64,988
                                                                 -------------
                                                                        95,255
                                                                 -------------
            Health Care Equipment &
                 Supplies--2.2%
    2,616   Angiodynamics, Inc. (a)                                     47,114
    2,840   Candela Corp. (a)                                           32,887
    2,749   Greatbatch, Inc. (a)                                        89,068
    1,648   ICU Medical, Inc. (a)                                       70,765
    3,782   Quidel Corp. (a)                                            66,412
    2,465   Zoll Medical Corp. (a)                                      54,994
                                                                 -------------
                                                                       361,240
                                                                 -------------
            Health Care Providers &
                 Services--4.5%
    3,194   Amedisys, Inc. (a)                                         116,037
    1,447   Bio-Reference Laboratories, Inc. (a)                        39,575
    3,642   Cross Country Healthcare, Inc. (a)                          60,749
    3,886   Five Star Quality Care, Inc. (a)                            31,010
    3,189   Gentiva Health Services, Inc. (a)                           63,971
    1,767   LHC Group, Inc. (a)                                         46,295
    1,424   MWI Veterinary Supply, Inc. (a)                             56,803
    4,158   Odyssey HealthCare, Inc. (a)                                49,314
    3,279   Option Care, Inc.                                           50,497
    1,479   Providence Service (The) Corp. (a)                          39,519
    2,961   Res-Care, Inc. (a)                                          62,596


Page 26                 See Notes to Financial Statements.

First Trust Dow Jones Select MicroCap Index(SM) Fund
Portfolio of Investments (Continued)
June 30, 2007 (Unaudited)
                                                                        Market
    Shares  Description                                                  Value
------------------------------------------------------------------------------
            Common Stocks (Continued)
            Health Care Providers &
                 Services (Continued)
    4,697   Sun Healthcare Group, Inc. (a)                     $        68,060
    2,712   Symbion, Inc. (a)                                           58,878
                                                                 -------------
                                                                       743,304
                                                                 -------------
            Health Care Technology--1.9%
    1,255   Computer Programs & Systems, Inc.                           38,880
    4,069   Omnicell, Inc. (a)                                          84,554
    5,018   Phase Forward, Inc. (a)                                     84,453
    5,570   TriZetto Group (The), Inc. (a)                             107,835
                                                                 -------------
                                                                       315,722
                                                                 -------------
            Hotels, Restaurants &
                 Leisure--4.9%
    3,651   AFC Enterprises (a)                                         63,126
    2,223   BJ'S Restaurants, Inc. (a)                                  43,882
    1,858   Buffalo Wild Wings, Inc. (a)                                77,273
    3,580   California Pizza Kitchen, Inc. (a)                          76,898
    3,778   Great Wolf Resorts, Inc. (a)                                53,837
    3,460   Interstate Hotels & Resorts, Inc. (a)                       18,061
    2,125   Landry's Restaurants, Inc.                                  64,303
    2,638   Marcus Corp.                                                62,679
    1,744   McCormick & Schmick's Seafood
                 Restaurants, Inc. (a)                                  45,239
    1,447   Monarch Casino & Resort, Inc. (a)                           38,852
    2,875   O'Charley's, Inc.                                           57,960
    1,661   Peet's Coffee & Tea, Inc. (a)                               40,910
    1,881   Red Robin Gourmet Burgers, Inc. (a)                         75,936
    2,139   Ruth's Chris Steak House (a)                                36,342
    3,153   Steak N Shake (The) Co. (a)                                 52,624
                                                                 -------------
                                                                       807,922
                                                                 -------------
            Household Durables--0.9%
    1,016   California Coastal Communities, Inc. (a)                    17,211
    3,320   Kimball International, Inc., Class B                        46,513
    1,091   Lifetime Brands, Inc.                                       22,311
    1,515   M/I Homes, Inc.                                             40,299
    1,304   Stanley Furniture Co., Inc.                                 26,784
                                                                 -------------
                                                                       153,118
                                                                 -------------
            Household Products--0.4%
    2,041   WD-40 Co.                                                   67,088
                                                                 -------------
            Industrial Conglomerates--0.9%
    2,227   Raven Industries, Inc.                                      79,526
    3,480   Tredegar Corp.                                              74,124
                                                                 -------------
                                                                       153,650
                                                                 -------------
            Insurance--1.9%
    1,261   American Physicians Capital, Inc. (a)                       51,071
    2,191   Bristol West Holdings, Inc.                                 49,013
      781   EMC Insurance Group, Inc.                                   19,384
    1,198   FPIC Insurance Group, Inc. (a)                              48,842


            Insurance (Continued)
    3,360   Meadowbrook Insurance Group,
                 Inc. (a)                                      $        36,826
    1,919   Seabright Insurance Holdings (a)                            33,544
    2,445   Tower Group, Inc.                                           77,995
                                                                 -------------
                                                                       316,675
                                                                 -------------
            Internet & Catalog Retail--0.9%
    1,754   Blue Nile, Inc. (a)                                        105,941
    2,353   FTD Group, Inc.                                             43,319
                                                                 -------------
                                                                       149,260
                                                                 -------------
            Internet Software & Services--1.6%
   15,725   Art Technology Group, Inc. (a)                              41,829
    2,252   eCollege.com, Inc. (a)                                      50,107
    3,127   Online Resources Corp. (a)                                  34,334
    3,052   Perficient, Inc. (a)                                        63,176
    3,536   Vignette Corp. (a)                                          67,750
                                                                 -------------
                                                                       257,196
                                                                 -------------
            IT Services--2.8%
    3,458   Authorize.Net Holdings, Inc. (a)                            61,864
    6,578   Ciber, Inc. (a)                                             53,808
    1,781   Forrester Research, Inc. (a)                                50,100
    2,604   Gevity HR, Inc.                                             50,335
    2,400   ManTech International Corp., Class A (a)                    73,992
    2,667   MAXIMUS, Inc.                                              115,694
    1,614   SI International, Inc. (a)                                  53,294
                                                                 -------------
                                                                       459,087
                                                                 -------------
            Leisure Equipment & Products--1.5%
    3,390   Jakks Pacific, Inc. (a)                                     95,395
    6,074   K2, Inc. (a)                                                92,264
    3,644   Smith & Wesson Holding Corp. (a)                            61,037
                                                                 -------------
                                                                       248,696
                                                                 -------------
            Life Sciences Tools & Services--1.0%
    3,482   Cambrex Corp.                                               46,206
    1,577   Kendle International, Inc. (a)                              57,986
    2,586   PRA International (a)                                       65,426
                                                                 -------------
                                                                       169,618
                                                                 -------------
            Machinery--5.9%
    2,723   Accuride Corp. (a)                                          41,961
    1,113   American Railcar Industries, Inc.                           43,407
      886   Ampco-Pittsburgh Corp.                                      35,520
    1,519   Badger Meter, Inc.                                          42,927
    1,274   Cascade Corp.                                               99,933
    1,999   CIRCOR International, Inc.                                  80,820
    2,583   Commercial Vehicle Group, Inc. (a)                          48,121
    1,313   Gehl Co. (a)                                                39,863
    1,839   Greenbrier Cos., Inc.                                       55,575
    1,712   Kadant, Inc. (a)                                            53,414
    1,328   Lindsay Corp.                                               58,817


                 See Notes to Financial Statements.                     Page 27

First Trust Dow Jones Select MicroCap Index(SM) Fund
Portfolio of Investments (Continued)
June 30, 2007 (Unaudited)
                                                                        Market
    Shares  Description                                                  Value
------------------------------------------------------------------------------

            Common Stocks (Continued)
            Machinery (Continued)
    1,946   Middleby Corp. (a)                                  $      116,409
    2,448   RBC Bearings, Inc. (a)                                     100,980
    1,646   Robbins & Myers, Inc.                                       87,452
    2,056   Tennant Co.                                                 75,044
                                                                 -------------
                                                                       980,243
                                                                 -------------
            Marine--0.6%
    2,542   Genco Shipping & Trading Ltd.                              104,883
                                                                 -------------
            Media--2.1%
    4,173   Cox Radio, Inc., Class A (a)                                59,424
    7,781   Entravision Communications Corp.,
                 Class A (a)                                            81,156
    5,946   Journal Communications, Inc., Class A                       77,357
    6,140   Sinclair Broadcast Group, Inc., Class A                     87,311
    2,509   World Wrestling Entertainment, Inc.,
                 Class A                                                40,119
                                                                 -------------
                                                                       345,367
                                                                 -------------
            Metals & Mining--1.3%
    2,093   A.M. Castle & Co.                                           75,160
    2,508   Brush Engineered Materials, Inc. (a)                       105,311
    1,011   Olympic Steel, Inc.                                         28,975
                                                                 -------------
                                                                       209,446
                                                                 -------------
            Multiline Retail--0.7%
    1,334   Bon-Ton Stores (The), Inc.                                  53,440
    4,590   Fred's, Inc.                                                61,414
                                                                 -------------
                                                                       114,854
                                                                 -------------
            Oil, Gas & Consumable Fuels--4.1%
    1,616   Atlas Pipeline Partners LP (b)                              87,700
    2,542   Callon Petroleum Co. (a)                                    36,020
    1,439   Calumet Specialty Products Partners
                 LP (b)                                                 69,935
      750   Clayton Williams Energy, Inc. (a)                           19,853
    3,152   Double Hull Tankers, Inc.                                   49,140
    4,717   Harvest Natural Resources, Inc. (a)                         56,179
    3,053   McMoRan Exploration Co. (a)                                 42,742
   10,975   Meridian Resource Corp. (a)                                 33,145
    5,050   PetroQuest Energy, Inc. (a)                                 73,427
    2,971   Regency Energy Partners LP (b)                              98,578
    2,494   Williams Partners LP (b)                                   120,410
                                                                 -------------
                                                                       687,129
                                                                 -------------
            Paper & Forest Products--0.4%
    1,923   Schweitzer-Mauduit International, Inc.                      59,613
                                                                 -------------
            Personal Products--1.2%
    1,855   Chattem, Inc. (a)                                          117,569
    1,857   Mannatech, Inc.                                             29,508
    4,319   Prestige Brands Holdings, Inc. (a)                          56,061
                                                                 -------------
                                                                       203,138
                                                                 -------------

            Real Estate Investment Trusts--2.2%
    2,327   Arbor Realty Trust, Inc.                           $        60,060
    5,370   Capital Lease Funding, Inc.                                 57,728
    3,556   Kite Realty Group Trust                                     67,635
    7,553   NorthStar Realty Finance Corp.                              94,488
    2,211   Ramco-Gershenson Properties                                 79,441
                                                                 -------------
                                                                       359,352
                                                                 -------------
            Road & Rail--0.9%
    2,883   Celadon Group, Inc. (a)                                     45,840
      703   P.A.M. Transportation Services, Inc. (a)                    12,851
    1,057   Quality Distribution, Inc. (a)                              11,870
    1,805   Saia, Inc. (a)                                              49,203
    1,115   U.S. Xpress Enterprises, Inc., Class A (a)                  20,717
      686   Universal Truckload Services, Inc. (a)                      13,631
                                                                 -------------
                                                                       154,112
                                                                 -------------
            Semiconductors & Semiconductor
                 Equipment--2.8%
    4,344   Advanced Energy Industries, Inc. (a)                        98,435
    1,478   Eagle Test Systems, Inc. (a)                                23,737
    5,355   MIPS Technologies, Inc. (a)                                 47,070
    4,803   Photronics, Inc. (a)                                        71,469
   11,154   Silicon Storage Technology, Inc. (a)                        41,604
    2,785   Standard Microsystems Corp. (a)                             95,637
   16,902   Triquint Semiconductor, Inc. (a)                            85,524
                                                                 -------------
                                                                       463,476
                                                                 -------------
            Software--1.3%
    1,707   i2 Technologies, Inc. (a)                                   31,818
    3,308   Manhattan Associates, Inc. (a)                              92,326
    3,183   Sonic Solutions, Inc. (a)                                   40,138
    4,759   Tyler Technologies, Inc. (a)                                59,059
                                                                 -------------
                                                                       223,341
                                                                 -------------
            Specialty Retail--3.3%
    2,491   A.C. Moore Arts & Crafts, Inc. (a)                          48,849
    2,616   Big 5 Sporting Goods Corp.                                  66,708
    1,776   Cache, Inc. (a)                                             23,568
    4,674   Casual Male Retail Group, Inc. (a)                          47,207
    2,780   Charlotte Russe Holding, Inc. (a)                           74,698
    1,991   DSW, Inc., Class A (a)                                      69,327
    2,273   Haverty Furniture Cos., Inc.                                26,526
    1,936   Lithia Motors, Inc., Class A                                49,058
    1,816   Midas, Inc. (a)                                             41,169
    1,745   Monro Muffler Brake, Inc.                                   65,350
    1,019   Shoe Carnival, Inc. (a)                                     28,012
                                                                 -------------
                                                                       540,472
                                                                 -------------
            Textiles, Apparel & Luxury
                 Goods--4.1%
    1,537   Deckers Outdoor Corp. (a)                                  155,082
    2,374   Movado Group, Inc.                                          80,099
    1,885   Oxford Industries, Inc.                                     83,581
    1,423   Perry Ellis International, Inc. (a)                         45,778


Page 28                  See Notes to Financial Statements.

First Trust Dow Jones Select MicroCap Index(SM) Fund
Portfolio of Investments (Continued)
June 30, 2007 (Unaudited)
                                                                        Market
    Shares  Description                                                  Value
------------------------------------------------------------------------------
            Common Stocks (Continued)
            Textiles, Apparel & Luxury
                 Goods (Continued)
    3,973   Skechers U.S.A., Inc., Class A (a)                  $      116,012
    4,526   Stride Rite Corp.                                           91,697
    1,723   True Religion Apparel, Inc. (a)                             35,029
    1,762   UniFirst Corp.                                              77,616
                                                                 -------------
                                                                       684,894
                                                                 -------------
            Thrifts & Mortgage Finance--2.7%
    4,021   Dime Community Bancshares                                   53,037
    1,096   Federal Agricultural Mortgage Corp.,
                 Class C                                                37,505
    2,379   Flushing Financial Corp.                                    38,207
    2,908   Franklin Bank Corp. (a)                                     43,329
    3,232   KNBT Bancorp, Inc.                                          47,510
    5,386   Partners Trust Financial Group, Inc.                        56,553
    4,980   Provident New York Bancorp                                  67,281
    2,012   TierOne Corp.                                               60,561
      777   WSFS Financial Corp.                                        50,839
                                                                 -------------
                                                                       454,822
                                                                 -------------
            Trading Companies &
                 Distributors--1.1%
    2,717   Kaman Corp.                                                 84,743
    1,939   Nuco2, Inc. (a)                                             49,774
    2,098   Rush Enterprises, Inc., Class A (a)                         45,569
                                                                 -------------
                                                                       180,086
                                                                 -------------
            Water Utilities--0.2%
    2,905   Southwest Water Co.                                         37,097
                                                                 -------------
            Wireless Telecommunication
                 Services--0.5%
    3,034   USA Mobility, Inc.                                          81,190
                                                                 -------------

            Total Investments--100.1%
            (Cost $15,226,736)                                      16,629,036
            Net Other Assets and
                 Liabilities--(0.1%)                                   (17,299)
                                                                 -------------
            Net Assets--100.0%                                    $ 16,611,737
                                                                 =============

(a)         Non-income producing security.

(b)         Master limited partnership ("MLP").


                See Notes to Financial Statements.                      Page 29

First Trust Morningstar (R) Dividend Leaders(SM) Fund
Portfolio of Investments
June 30, 2007 (Unaudited)
                                                                        Market
    Shares  Description                                                  Value
------------------------------------------------------------------------------
            Common Stocks--99.9%
            Building Products--0.6%
   21,663   Masco Corp.                                         $      616,746
                                                                 -------------
            Chemicals--2.8%
   55,477   Dow Chemical (The) Co.                                   2,453,193
    4,594   Olin Corp.                                                  96,474
    6,374   RPM International, Inc.                                    147,303
                                                                 -------------
                                                                     2,696,970
                                                                 -------------
            Commercial Banks--26.2%
    7,313   Associated Banc-Corp.                                      239,135
    4,194   BancorpSouth, Inc.                                         102,585
   37,771   BB&T Corp.                                               1,536,524
    1,702   Chemical Financial Corp.                                    44,031
    7,804   Citizens Banking Corp.                                     142,813
    8,172   Colonial BancGroup (The), Inc.                             204,055
   11,359   Comerica, Inc.                                             675,520
    2,077   Community Bank System, Inc.                                 41,582
    5,891   F.N.B. Corp.                                                98,615
   32,098   Fifth Third Bancorp                                      1,276,537
    2,243   First Charter Corp.                                         43,671
    2,960   First Financial Bancorp                                     44,370
   10,162   First Horizon National Corp.                               396,318
    2,817   First Midwest Bancorp, Inc.                                100,032
    7,093   FirstMerit Corp.                                           148,456
   11,963   Fulton Financial Corp.                                     172,506
   26,604   Huntington Bancshares, Inc.                                604,975
   28,048   KeyCorp                                                    962,888
   46,734   National City Corp.                                      1,557,177
    2,902   National Penn Bancshares, Inc.                              48,405
    2,000   NBT Bancorp, Inc.                                           45,120
    5,865   Old National Bancorp                                        97,418
    2,911   Pacific Capital Bancorp                                     78,539
      840   Park National Corp.                                         71,224
   17,328   PNC Financial Services Group, Inc.                       1,240,338
   16,764   Popular, Inc.                                              269,397
    2,060   Provident Bankshares Corp.                                  67,527
    1,590   S&T Bancorp, Inc.                                           52,311
    7,443   Sky Financial Group, Inc.                                  207,362
    3,961   South Financial Group (The), Inc.                           89,677
   20,143   SunTrust Banks, Inc.                                     1,727,061
    3,913   Susquehanna Bancshares, Inc.                                87,534
    7,349   TCF Financial Corp.                                        204,302
    3,007   Trustmark Corp.                                             77,761
  105,503   U.S. Bancorp                                             3,476,324
    2,344   United Bankshares, Inc.                                     74,539
    7,292   Valley National Bancorp                                    163,997
    8,412   W Holding Co., Inc.                                         22,208
   88,996   Wachovia Corp.                                           4,561,045
  117,236   Wells Fargo & Co.                                        4,123,190
    1,208   WesBanco, Inc.                                              35,636
    4,396   Whitney Holding Corp.                                      132,320
    3,743   Wilmington Trust Corp.                                     155,372
                                                                 -------------
                                                                    25,500,397
                                                                 -------------
            Diversified Consumer Services--0.3%
   15,713   ServiceMaster (The) Co.                             $      242,923
                                                                 -------------
            Diversified Financial Services--19.1%
  186,835   Bank of America Corp.                                    9,134,363
  183,858   Citigroup, Inc.                                          9,430,076
                                                                 -------------
                                                                    18,564,439
                                                                 -------------
            Diversified Telecommunication
                 Services--14.1%
  212,139   AT&T, Inc.                                               8,803,769
  119,699   Verizon Communications, Inc.                             4,928,008
                                                                 -------------
                                                                    13,731,777
                                                                 -------------
            Electric Utilities--4.5%
    3,577   Cleco Corp.                                                 87,637
    7,005   DPL, Inc.                                                  198,522
    3,036   Empire District Electric (The) Co.                          67,915
    8,442   Great Plains Energy, Inc.                                  245,831
    1,678   Otter Tail Corp.                                            53,813
   12,915   Pepco Holdings, Inc.                                       364,203
    8,351   Pinnacle West Capital Corp.                                332,787
   22,916   Progress Energy, Inc.                                    1,044,740
   58,620   Southern Co.                                             2,010,081
                                                                 -------------
                                                                     4,405,529
                                                                 -------------
            Gas Utilities--0.9%
    5,519   AGL Resources, Inc.                                        223,409
    6,548   Atmos Energy Corp.                                         196,833
    1,611   Laclede Group (The), Inc.                                   51,359
    3,295   Nicor, Inc.                                                141,421
    4,651   Piedmont Natural Gas Co., Inc.                             114,647
    3,512   WGL Holdings, Inc.                                         114,632
                                                                 -------------
                                                                       842,301
                                                                 -------------
            Household Durables--0.1%
    2,999   Kimball International, Inc., Class B                        42,016
    3,254   Tupperware Brands Corp.                                     93,520
                                                                 -------------
                                                                       135,536
                                                                 -------------
            Insurance--1.1%
    7,326   Arthur J. Gallagher & Co.                                  204,249
    8,269   Cincinnati Financial Corp.                                 358,875
    3,705   Commerce Group (The), Inc.                                 128,638
    1,749   Mercury General Corp.                                       96,387
    2,874   Unitrin, Inc.                                              141,343
    2,254   Zenith National Insurance Corp.                            106,141
                                                                 -------------
                                                                     1,035,633
                                                                 -------------
            Metals & Mining--1.1%
   18,840   Nucor Corp.                                              1,104,966
                                                                 -------------


Page 30                  See Notes to Financial Statements.

First Trust Morningstar (R) Dividend Leaders(SM) Fund
Portfolio of Investments (Continued)
June 30, 2007 (Unaudited)
                                                                        Market
    Shares  Description                                                  Value
------------------------------------------------------------------------------
            Common Stocks (Continued)
            Multi-Utilities--7.1%
   22,432   Ameren Corp.                                          $  1,099,392
    1,967   Black Hills Corp.                                           78,188
    1,337   CH Energy Group, Inc.                                       60,125
   22,053   Consolidated Edison, Inc.                                  995,031
   20,303   Dominion Resources, Inc.                                 1,752,351
   12,713   DTE Energy Co.                                             613,021
   16,532   Energy East Corp.                                          431,320
   13,809   KeySpan Corp.                                              579,702
    7,317   NSTAR                                                      237,437
    6,287   OGE Energy Corp.                                           230,419
    8,316   Puget Energy, Inc.                                         201,081
   10,940   SCANA Corp.                                                418,893
    6,083   Vectren Corp.                                              163,815
                                                                 -------------
                                                                     6,860,775
                                                                 -------------
            Pharmaceuticals--11.4%
  106,225   Bristol-Myers Squibb Co.                                 3,352,461
  302,121   Pfizer, Inc.                                             7,725,234
                                                                 -------------
                                                                    11,077,695
                                                                 -------------
            Real Estate Investment Trusts--0.3%
    5,690   Rayonier, Inc.                                             256,847
                                                                 -------------
            Thrifts & Mortgage Finance--3.5%
    6,250   Astoria Financial Corp.                                    156,500
    3,527   Corus Bankshares, Inc.                                      60,876
    7,319   First Niagara Financial Group, Inc.                         95,879
    2,154   Flagstar Bancorp, Inc.                                      25,956
    5,151   Washington Federal, Inc.                                   125,221
   68,693   Washington Mutual, Inc.                                  2,929,069
                                                                 -------------
                                                                     3,393,501
                                                                 -------------
            Tobacco--6.8%
   85,211   Altria Group, Inc.                                       5,976,699
   12,563   UST, Inc.                                                  674,759
                                                                 -------------
                                                                     6,651,458
                                                                 -------------


            Total Investments--99.9%
            (Cost $95,780,991)                                      97,117,493
            Net Other Assets and
                 Liabilities--0.1%                                     134,658
                                                                 -------------
            Net Assets--100.0%                                   $  97,252,151
                                                                 =============


                  See Notes to Financial Statements.                   Page 31

First Trust IPOX-100 Index Fund
Portfolio of Investments
June 30, 2007 (Unaudited)
                                                                        Market
    Shares  Description                                                  Value
------------------------------------------------------------------------------
            Common Stocks--100.0%
            Aerospace & Defense--1.0%
    6,438   Spirit Aerosystems Holdings, Inc.,
                 Class A (a)                                     $     232,090
                                                                 -------------
            Auto Components--0.7%
    4,689   TRW Automotive Holdings Corp. (a)                          172,696
                                                                 -------------
            Biotechnology--0.4%
    2,846   Theravance, Inc. (a)                                        91,072
                                                                 -------------
            Building Products--0.3%
    3,254   Goodman Global, Inc. (a)                                    72,304
                                                                 -------------
            Capital Markets--5.5%
   11,109   Ameriprise Financial, Inc.                                 706,198
    1,877   Cohen & Steers, Inc.                                        81,556
    1,365   GFI Group, Inc. (a)                                         98,935
    1,344   Greenhill & Co., Inc.                                       92,346
    5,084   Lazard Ltd., Class A                                       228,933
    2,972   optionsXpress Holdings, Inc.                                76,262
                                                                 -------------
                                                                     1,284,230
                                                                 -------------
            Chemicals--4.7%
    7,444   Celanese Corp., Series A                                   288,678
    2,615   CF Industries Holding, Inc.                                156,612
   10,478   Huntsman Corp.                                             254,720
    6,817   Nalco Holding Co.                                          187,127
    3,485   Rockwood Holdings, Inc. (a)                                127,377
    3,091   Westlake Chemical Corp.                                     86,919
                                                                 -------------
                                                                     1,101,433
                                                                 -------------
            Commercial Services &
                 Supplies--0.5%
    2,766   IHS, Inc., Class A (a)                                     127,236
                                                                 -------------
            Construction & Engineering--1.6%
    4,360   Aecom Technology Corp. (a)                                 108,172
    1,912   Infrasource Services, Inc. (a)                              70,935
    7,916   KBR, Inc. (a)                                              207,636
                                                                 -------------
                                                                       386,743
                                                                 -------------
            Consumer Finance--1.0%
    3,756   Advance America Cash Advance
                 Centers, Inc.                                          66,631
    4,424   First Marblehead (The) Corp.                               170,944
                                                                 -------------
                                                                       237,575
                                                                 -------------
            Diversified Financial Services--3.9%
   12,462   NYSE Euronext                                              917,452
                                                                 -------------
            Diversified Telecommunication
                 Services--2.7%
   3,605    Aruba Networks, Inc. (a)                                    72,461
    7,133   Embarq Corp.                                               452,018
    3,484   NeuStar, Inc., Class A (a)                                 100,931
                                                                 -------------
                                                                       625,410
                                                                 -------------

            Electric Utilities--0.3%
    2,007   ITC Holdings Corp.                                 $        81,544
                                                                 -------------
            Electrical Equipment--2.3%
    3,417   First Solar, Inc. (a)                                      305,104
    3,550   SunPower Corp., Class A (a)                                223,828
                                                                 -------------
                                                                       528,932
                                                                 -------------
            Electronic Equipment &
                 Instruments--1.1%
    4,470   Cogent, Inc. (a)                                            65,664
    5,161   Dolby Laboratories, Inc., Class A (a)                      182,751
                                                                 -------------
                                                                       248,415
                                                                 -------------
            Energy Equipment & Services--1.9%
    3,982   Cal Dive International, Inc. (a)                            66,221
    3,426   Complete Production Services, Inc. (a)                      88,562
    4,053   Dresser-Rand Group, Inc. (a)                               160,093
    2,728   Todco (a)                                                  128,789
                                                                 -------------
                                                                       443,665
                                                                 -------------
            Health Care Equipment &
                 Supplies--0.7%
    3,365   Kinetic Concepts, Inc. (a)                                 174,879
                                                                 -------------
            Health Care Providers &
                 Services--1.7%
    4,793   Brookdale Senior Living, Inc.                              218,417
    1,953   WellCare Health Plans, Inc. (a)                            176,766
                                                                 -------------
                                                                       395,183
                                                                 -------------
            Hotels, Restaurants & Leisure--3.6%
    6,370   Burger King Holdings, Inc.                                 167,786
    1,751   Life Time Fitness, Inc. (a)                                 93,206
    8,990   Tim Hortons, Inc.                                          276,443
    8,609   Wyndham Worldwide Corp. (a)                                312,161
                                                                 -------------
                                                                       849,596
                                                                 -------------
            Household Durables--0.7%
    4,318   Sealy Corp.                                                 71,333
    3,919   Tempur-Pedic International, Inc.                           101,502
                                                                 -------------
                                                                       172,835
                                                                 -------------
            Insurance--6.6%
    2,852   Allied World Assurance Holdings Ltd.                       146,165
    4,162   Aspen Insurance Holdings Ltd.                              116,827
    5,714   Assurant, Inc.                                             336,669
    3,194   Assured Guaranty Ltd.                                       94,415
   19,754   Genworth Financial, Inc., Class A                          679,538
    1,778   National Financial Partners Corp.                           82,339
    3,083   Security Capital Assurance Ltd.                             95,172
                                                                 -------------
                                                                     1,551,125
                                                                 -------------


Page 32                  See Notes to Financial Statements.

First Trust IPOX-100 Index Fund
Portfolio of Investments (Continued)
June 30, 2007 (Unaudited)
                                                                        Market
    Shares  Description                                                  Value
------------------------------------------------------------------------------
            Common Stocks (Continued)
            Internet Software & Services--11.4%
    1,873   DealerTrack Holdings, Inc. (a)                      $       69,001
    4,623   Google, Inc., Class A (a)                                2,419,587
    2,037   VistaPrint Ltd. (a)                                         77,915
    2,647   WebMD Health Corp., Class A (a)                            124,594
                                                                 -------------
                                                                     2,691,097
                                                                 -------------
            IT Services--8.7%
    6,379   MasterCard, Inc., Class A                                1,058,084
    5,354   SAIC, Inc. (a)                                              96,747
    3,918   VeriFone Holdings, Inc. (a)                                138,110
   36,486   Western Union Co.                                          760,003
                                                                 -------------
                                                                     2,052,944
                                                                 -------------
            Machinery--0.9%
    1,733   Bucyrus International, Inc., Class A                       122,662
    5,419   Mueller Water Products, Inc., Class B                       81,285
                                                                 -------------
                                                                       203,947
                                                                 -------------
            Media--15.3%
    5,027   Cinemark Holdings, Inc. (a)                                 89,933
    4,949   DreamWorks Animation SKG, Inc.,
                 Class A (a)                                           142,729
    2,017   Morningstar, Inc. (a)                                       94,849
   46,131   Time Warner Cable, Inc., Class A (a)                     1,806,952
   32,542   Viacom, Inc., Class B (a)                                1,354,724
    7,060   Warner Music Group Corp.                                   102,017
                                                                 -------------
                                                                     3,591,204
                                                                 -------------
            Oil, Gas & Consumable Fuels--7.5%
    2,210   Alon USA Energy, Inc.                                       97,262
    1,268   Atlas America, Inc.                                         68,130
    2,095   Bill Barrett Corp. (a)                                      77,159
    7,934   Continental Resources, Inc. (a)                            126,944
    1,996   Copano Energy LLC                                           85,169
    4,926   EXCO Resources, Inc. (a)                                    85,909
    2,135   Foundation Coal Holdings, Inc.                              86,766
   29,836   Spectra Energy Corp.                                       774,543
    3,599   W&T Offshore, Inc.                                         100,736
    3,221   Western Refining, Inc.                                     186,174
    1,750   Whiting Petroleum Corp. (a)                                 70,910
                                                                 -------------
                                                                     1,759,702
                                                                 -------------
            Personal Products--1.2%
    4,249   Bare Escentuals, Inc. (a)                                  145,103
    3,386   Herbalife Ltd.                                             134,255
                                                                 -------------
                                                                       279,358
                                                                 -------------
            Pharmaceuticals--0.9%
   11,832   Warner Chilcott Ltd., Class A (a)                          214,041
                                                                 -------------

            Real Estate Management &
                 Development--1.7%
   10,798   CB Richard Ellis Group, Inc.,
                 Class A (a)                                    $      394,127
                                                                 -------------
            Road & Rail--1.7%
   15,140   Hertz Global Holdings, Inc. (a)                            402,270
                                                                 -------------
            Semiconductors & Semiconductor
                 Equipment--1.0%
    2,610   Atheros Communications (a)                                  80,492
    6,369   Spansion, Inc., Class A (a)                                 70,696
    2,263   Tessera Technologies, Inc. (a)                              91,765
                                                                 -------------
                                                                       242,953
                                                                 -------------
            Software--0.8%
    4,613   NAVTEQ Corp. (a)                                           195,314
                                                                 -------------
            Specialty Retail--1.3%
    3,239   Cabela's, Inc. (a)                                          71,679
    2,076   DSW, Inc., Class A (a)                                      72,286
    2,830   J. Crew Group, Inc. (a)                                    153,075
                                                                 -------------
                                                                       297,040
                                                                 -------------
            Textiles, Apparel & Luxury
                 Goods--1.5%
    2,759   Carter's, Inc. (a)                                          71,568
    3,685   Crocs, Inc. (a)                                            158,566
    4,553   Hanesbrands, Inc. (a)                                      123,068
                                                                 -------------
                                                                       353,202
                                                                 -------------
            Thrifts & Mortgage Finance--0.3%
    5,357   NewAlliance Bancshares, Inc.                                78,855
                                                                 -------------
            Trading Companies &
                 Distributors--1.2%
    3,076   Aircastle Ltd.                                             122,456
    2,200   TransDigm Group, Inc. (a)                                   89,012
    2,431   UAP Holding Corp.                                           73,270
                                                                 -------------
                                                                       284,738
                                                                 -------------
            Transportation Infrastructure--0.3%
    1,774   Macquarie Infrastructure Co.                                73,586
                                                                 -------------
            Wireless Telecommunication
                 Services--3.1%
    7,716   Clearwire Corp., Class A (a)                               188,502
   16,369   Metropcs Communications, Inc. (a)                          540,832
                                                                 -------------
                                                                       729,334
                                                                 -------------

            Total Investments--100.0%
            (Cost $21,205,069)                                      23,538,127
            Net Other Assets and
                  Liabilities--(0.0%)                                   (2,380)
                                                                 -------------
            Net Assets--100.0%                                  $   23,535,747
                                                                 =============

       (a) Non-income producing security.


                 See Notes to Financial Statements.                    Page 33

First Trust NASDAQ-100 Equal Weighted Index(SM) Fund
Portfolio of Investments
June 30, 2007 (Unaudited)
                                                                        Market
    Shares  Description                                                  Value
------------------------------------------------------------------------------
            Common Stocks--100.4%
            Air Freight & Logistics--1.9%
    3,580   C.H. Robinson Worldwide, Inc.                       $      188,022
    4,327   Expeditors International of
                 Washington, Inc.                                      178,705
                                                                 -------------
                                                                       366,727
                                                                 -------------
            Airlines--2.1%
    4,875   Ryanair Holdings PLC ADR (a)                               184,031
    5,125   UAL Corp. (a)                                              208,024
                                                                 -------------
                                                                       392,055
                                                                 -------------
            Biotechnology--7.7%
    3,271   Amgen, Inc. (a)                                            180,854
    4,381   Amylin Pharmaceuticals, Inc. (a)                           180,322
    3,622   Biogen Idec, Inc. (a)                                      193,776
    3,069   Celgene Corp. (a)                                          175,946
    2,253   Cephalon, Inc. (a)                                         181,119
    2,866   Genzyme Corp. (a)                                          184,570
    4,526   Gilead Sciences, Inc. (a)                                  175,473
    6,382   Vertex Pharmaceuticals, Inc. (a)                           182,270
                                                                 -------------
                                                                     1,454,330
                                                                 -------------
            Chemicals--1.0%
    4,382   Sigma-Aldrich Corp.                                        186,980
                                                                 -------------
            Commercial Services &
                 Supplies--1.9%
    4,769   Cintas Corp.                                               188,041
    4,085   Monster Worldwide, Inc. (a)                                167,894
                                                                 -------------
                                                                       355,935
                                                                 -------------
            Communications Equipment--6.3%
    6,929   Cisco Systems, Inc. (a)                                    192,973
    7,655   Juniper Networks, Inc. (a)                                 192,676
    4,435   QUALCOMM, Inc.                                             192,435
    1,120   Research In Motion Ltd. (a)                                223,988
    4,877   Telefonaktiebolaget LM Ericsson ADR                        194,544
   16,707   Tellabs, Inc. (a)                                          179,767
                                                                 -------------
                                                                     1,176,383
                                                                 -------------
            Computers & Peripherals--6.1%
    1,536   Apple Computer, Inc. (a)                                   187,453
    6,913   Dell, Inc. (a)                                             197,366
    7,144   Logitech International S.A. (a)                            188,530
    5,936   Network Appliance, Inc. (a)                                173,331
    4,343   SanDisk Corp. (a)                                          212,547
   37,172   Sun Microsystems, Inc. (a)                                 195,525
                                                                 -------------
                                                                     1,154,752
                                                                 -------------
            Diversified Consumer Services--1.2%
    3,959   Apollo Group, Inc., Class A (a)                            231,324
                                                                 -------------

            Diversified Telecommunication
                 Services--1.0%
   32,381   Level 3 Communications, Inc. (a)                    $      189,429
                                                                 -------------
            Electronic Equipment &
                 Instruments--2.0%
    2,215   CDW Corp. (a)                                              188,209
   17,274   Flextronics International Ltd. (a)                         186,559
                                                                 -------------
                                                                       374,768
                                                                 -------------
            Energy Equipment & Services--1.0%
    6,996   Patterson-UTI Energy, Inc.                                 183,365
                                                                 -------------
            Food & Staples Retailing--2.0%
    3,399   Costco Wholesale Corp.                                     198,909
    4,656   Whole Foods Market, Inc.                                   178,325
                                                                 -------------
                                                                       377,234
                                                                 -------------
            Health Care Equipment & Supplies--3.1%
    4,269   Biomet, Inc.                                               195,179
    5,199   DENTSPLY International, Inc.                               198,914
    1,321   Intuitive Surgical, Inc. (a)                               183,315
                                                                 -------------
                                                                       577,408
                                                                 -------------
            Health Care Providers &
                 Services--2.0%
    3,726   Express Scripts, Inc. (a)                                  186,337
    4,962   Patterson Cos., Inc. (a)                                   184,934
                                                                 -------------
                                                                       371,271
                                                                 -------------
            Hotels, Restaurants & Leisure--1.8%
    6,592   Starbucks Corp. (a)                                        172,974
    1,910   Wynn Resorts Ltd. (a)                                      171,308
                                                                 -------------
                                                                       344,282
                                                                 -------------
            Household Durables--1.2%
    2,947   Garmin Ltd.                                                217,990
                                                                 -------------
            Internet & Catalog Retail--4.1%
    2,559   Amazon.com, Inc. (a)                                       175,061
    7,730   Expedia, Inc. (a)                                          226,412
    5,416   IAC/InterActiveCorp (a)                                    187,448
    7,843   Liberty Media Corp. - Interactive (a)                      175,134
                                                                 -------------
                                                                       764,055
                                                                 -------------
            Internet Software & Services--5.2%
    4,278   Akamai Technologies, Inc. (a)                              208,083
    5,947   eBay, Inc. (a)                                             191,374
      363   Google, Inc., Class A (a)                                  189,987
    6,284   VeriSign, Inc. (a)                                         199,391
    6,676   Yahoo!, Inc. (a)                                           181,120
                                                                  ------------
                                                                       969,955
                                                                  ------------


Page 34                  See Notes to Financial Statements.

First Trust NASDAQ-100 Equal Weighted Index(SM) Fund
Portfolio of Investments  (Continued)
June 30, 2007 (Unaudited)
                                                                        Market
    Shares  Description                                                  Value
------------------------------------------------------------------------------
            Common Stocks (Continued)
            IT Services--5.0%
    4,824   CheckFree Corp. (a)                                  $     193,926
    2,399   Cognizant Technology Solutions
                 Corp., Class A (a)                                    180,141
    3,269   Fiserv, Inc. (a)                                           185,679
    3,838   Infosys Technologies Ltd. ADR                              193,358
    4,685   Paychex, Inc.                                              183,277
                                                                 -------------
                                                                       936,381
                                                                 -------------
            Machinery--2.0%
    3,198   Joy Global, Inc.                                           186,539
    2,118   PACCAR, Inc.                                               184,351
                                                                 -------------
                                                                       370,890
                                                                 -------------
            Media--8.1%
    6,952   Comcast Corp., Class A (a)                                 195,490
    7,949   Discovery Holding Co., Class A (a)                         182,748
    4,102   EchoStar Communications Corp.,
                 Class A (a)                                           177,904
    2,844   Lamar Advertising Co., Class A                             178,489
    4,871   Liberty Global, Inc., Class A (a)                          199,906
   66,359   Sirius Satellite Radio, Inc. (a)                           200,404
    7,714   Virgin Media, Inc.                                         187,990
   16,812   XM Satellite Radio Holdings, Inc.,
                 Class A (a)                                           197,877
                                                                 -------------
                                                                     1,520,808
                                                                 -------------
            Multiline Retail--1.0%
    1,056   Sears Holdings Corp. (a)                                   178,992
                                                                 -------------
            Pharmaceuticals--1.9%
    3,863   Sepracor, Inc. (a)                                         158,460
    4,768   Teva Pharmaceutical Industries
                 Ltd. ADR 196,680
                                                                 -------------
                                                                       355,140
                                                                 -------------
            Semiconductors & Semiconductor
                 Equipment--12.2%
    8,219   Altera Corp.                                               181,886
    9,888   Applied Materials, Inc.                                    196,475
    6,064   Broadcom Corp., Class A (a)                                177,372
    8,582   Intel Corp.                                                203,908
    3,443   KLA-Tencor Corp.                                           189,193
    3,503   Lam Research Corp. (a)                                     180,054
    5,231   Linear Technology Corp.                                    189,258
   11,590   Marvell Technology Group Ltd. (a)                          211,054
    6,072   Maxim Integrated Products, Inc.                            202,866
    4,672   Microchip Technology, Inc.                                 173,051
    5,219   NVIDIA Corp. (a)                                           215,597
    6,748   Xilinx, Inc.                                               180,644
                                                                 -------------
                                                                     2,301,358
                                                                 -------------

            Software--11.8%
    9,660   Activision, Inc. (a)                                $      180,352
    4,250   Adobe Systems, Inc. (a)                                    170,638
    4,208   Autodesk, Inc. (a)                                         198,112
   14,839   BEA Systems, Inc. (a)                                      203,145
    7,791   Cadence Design Systems, Inc. (a)                           171,090
    7,781   Check Point Software Technologies
                 Ltd. (a)                                              177,485
    5,658   Citrix Systems, Inc. (a)                                   190,505
    3,762   Electronic Arts, Inc. (a)                                  178,018
    6,295   Intuit, Inc. (a)                                           189,354
    6,163   Microsoft Corp.                                            181,624
    9,675   Oracle Corp. (a)                                           190,694
    9,414   Symantec Corp. (a)                                         190,163
                                                                 -------------
                                                                     2,221,180
                                                                 -------------
            Specialty Retail--3.8%
    4,924   Bed Bath & Beyond, Inc. (a)                                177,215
    5,627   PetSmart, Inc.                                             182,596
    5,875   Ross Stores, Inc.                                          180,950
    7,621   Staples, Inc.                                              180,846
                                                                 -------------
                                                                       721,607
                                                                 -------------
            Trading Companies &
                 Distributors--1.0%
    4,405   Fastenal Co.                                               184,393
                                                                 -------------
            Wireless Telecommunication
                 Services--2.0%
    2,126   Millicom International Cellular
                 S.A. (a)                                              194,827
    2,318   NII Holdings, Inc. (a)                                     187,155
                                                                 -------------
                                                                       381,982
                                                                 -------------

            Total Investments--100.4%
            (Cost $18,750,605)                                      18,860,974
            Net Other Assets and
                 Liabilities--(0.4%)                                   (78,323)
                                                                 -------------
            Net Assets--100.0%                                   $  18,782,651
                                                                 =============

(a) Non-income producing security.

ADR - American Depositary Receipt.


                 See Notes to Financial Statements.                    Page 35

First Trust NASDAQ-100-Technology Sector Index(SM) Fund
Portfolio of Investments
June 30, 2007 (Unaudited)

                                                                        Market
    Shares  Description                                                  Value
------------------------------------------------------------------------------
            Common Stocks--100.4%
            Communications Equipment--15.1%
   16,482   Cisco Systems, Inc. (a)                               $    459,024
   18,209   Juniper Networks, Inc. (a)                                 458,321
   10,551   QUALCOMM, Inc.                                             457,808
    2,663   Research In Motion Ltd. (a)                                532,572
   11,602   Telefonaktiebolaget LM Ericsson ADR                        462,804
   39,742   Tellabs, Inc. (a)                                          427,624
                                                                 -------------
                                                                     2,798,153
                                                                 -------------
            Computers & Peripherals--14.8%
    3,655   Apple Computer, Inc. (a)                                   446,056
   16,445   Dell, Inc. (a)                                             469,505
   16,995   Logitech International S.A. (a)                            448,498
   14,120   Network Appliance, Inc. (a)                                412,304
   10,332   SanDisk Corp. (a)                                          505,648
   88,426   Sun Microsystems, Inc. (a)                                 465,121
                                                                 -------------
                                                                     2,747,132
                                                                 -------------
            Electronic Equipment &
                 Instruments--2.4%
    5,270   CDW Corp. (a)                                              447,792
                                                                 -------------
            Internet Software & Services--10.0%
   10,177   Akamai Technologies, Inc. (a)                              495,009
      864   Google, Inc., Class A (a)                                  452,200
   14,949   VeriSign, Inc. (a)                                         474,332
   15,881   Yahoo!, Inc. (a)                                           430,852
                                                                 -------------
                                                                     1,852,393
                                                                 -------------
            IT Services--4.8%
    5,707   Cognizant Technology Solutions
                 Corp., Class A (a)                                    428,539
    9,131   Infosys Technologies Ltd. ADR                              460,019
                                                                 -------------
                                                                       888,558
                                                                 -------------
            Semiconductors & Semiconductor
                 Equipment--29.5%
   19,552   Altera Corp.                                               432,686
   23,521   Applied Materials, Inc.                                    467,362
   14,425   Broadcom Corp., Class A (a)                                421,931
   20,415   Intel Corp.                                                485,060
    8,190   KLA-Tencor Corp.                                           450,041
    8,332   Lam Research Corp. (a)                                     428,265
   12,443   Linear Technology Corp.                                    450,188
   27,572   Marvell Technology Group Ltd. (a)                          502,086
   14,443   Maxim Integrated Products, Inc.                            482,541
   11,113   Microchip Technology, Inc.                                 411,626
   12,415   NVIDIA Corp. (a)                                           512,863
   16,051   Xilinx, Inc.                                               429,685
                                                                 -------------
                                                                     5,474,334
                                                                 -------------

            Software--23.8%
   10,111   Adobe Systems, Inc. (a)                              $     405,957
   10,009   Autodesk, Inc. (a)                                         471,224
   35,301   BEA Systems, Inc. (a)                                      483,270
   18,533   Cadence Design Systems, Inc. (a)                           406,985
   18,510   Check Point Software Technologies
                 Ltd. (a)                                              422,213
   13,459   Citrix Systems, Inc. (a)                                   453,165
   14,974   Intuit, Inc. (a)                                           450,418
   14,660   Microsoft Corp.                                            432,030
   23,014   Oracle Corp. (a)                                           453,606
   22,392   Symantec Corp. (a)                                         452,318
                                                                 -------------
                                                                     4,431,186
                                                                 -------------

            Total Investments--100.4%
            (Cost $18,257,406)                                      18,639,548
            Net Other Assets and
                 Liabilities--(0.4%)                                   (67,826)
                                                                 -------------
            Net Assets--100.0%                                   $  18,571,722
                                                                 =============

(a) Non-income producing security.

ADR - American Depositary Receipt.


Page 36                  See Notes to Financial Statements.

First Trust Amex(R) Biotechnology Fund
Portfolio of Investments
June 30, 2007 (Unaudited)
                                                                        Market
    Shares  Description                                                  Value
------------------------------------------------------------------------------
            Common Stocks--99.8%
            Biotechnology--80.3%
   37,675   Amgen, Inc. (a)                                      $   2,083,051
   56,512   Amylin Pharmaceuticals, Inc. (a)                         2,326,034
  162,216   Applera Corp. - Celera Group (a)                         2,011,478
   50,106   Biogen Idec, Inc. (a)                                    2,680,671
   37,286   Celgene Corp. (a)                                        2,137,606
   31,650   Cephalon, Inc. (a)                                       2,544,344
   28,371   Genentech, Inc. (a)                                      2,146,550
   36,912   Genzyme Corp. (a)                                        2,377,133
   54,986   Gilead Sciences, Inc. (a)                                2,131,807
  213,084   Human Genome Sciences, Inc. (a)                          1,900,709
   55,826   ImClone Systems, Inc. (a)                                1,974,007
   80,155   InterMune, Inc. (a)                                      2,079,221
  194,781   Millennium Pharmaceuticals, Inc. (a)                     2,058,835
   61,317   OSI Pharmaceuticals, Inc. (a)                            2,220,289
   96,780   PDL BioPharma, Inc. (a)                                  2,254,974
   73,291   Vertex Pharmaceuticals, Inc. (a)                         2,093,191
                                                                 -------------
                                                                    35,019,900
                                                                 -------------
            Life Sciences Tools &
                 Services--19.5%
   74,130   Affymetrix, Inc. (a)                                     1,845,096
   34,548   Invitrogen Corp. (a)                                     2,547,915
   31,421   Millipore Corp. (a)                                      2,359,403
  181,739   Nektar Therapeutics (a)                                  1,724,703
                                                                 -------------
                                                                     8,477,117
                                                                 -------------

            Total Investments--99.8%
            (Cost $44,602,081)                                      43,497,017
            Net Other Assets and
                 Liabilities--0.2%                                      80,085
                                                                 -------------
            Net Assets--100.0%                                   $  43,577,102
                                                                 =============

(a) Non-income producing security.


                 See Notes to Financial Statements.                    Page 37

First Trust Dow Jones Internet Index(SM) Fund
Portfolio of Investments
June 30, 2007 (Unaudited)
                                                                        Market
    Shares  Description                                                  Value
------------------------------------------------------------------------------
            Common Stocks--100.1%
            Capital Markets--10.3%
  179,116   E*TRADE Financial Corp. (a)                          $   3,956,672
  108,271   TD Ameritrade Holding Corp. (a)                          2,165,420
                                                                 -------------
                                                                     6,122,092
                                                                 -------------
            Commercial Services &
                 Supplies--3.6%
   52,370   Monster Worldwide, Inc. (a)                              2,152,407
                                                                 -------------
            Health Care Technology--2.8%
   23,209   Allscripts Healthcare Solutions,
                 Inc. (a)                                              591,365
   75,982   Hlth Corp. (a)                                           1,064,508
                                                                 -------------
                                                                     1,655,873
                                                                 -------------
            Internet & Catalog Retail--16.5%
   84,287   Amazon.com, Inc. (a)                                     5,766,073
    8,137   Audible, Inc. (a)                                           82,021
   82,816   IAC/InterActiveCorp (a)                                  2,866,262
    5,481   Overstock.com, Inc. (a)                                    100,138
   15,362   Priceline.com, Inc. (a)                                  1,055,984
                                                                 -------------
                                                                     9,870,478
                                                                 -------------
            Internet Software &
                 Services--55.3%
   58,375   Akamai Technologies, Inc. (a)                            2,839,360
   31,925   aQuantive, Inc. (a)                                      2,036,815
   32,160   Ariba, Inc. (a)                                            318,706
   18,198   Autobytel, Inc. (a)                                         77,342
  193,642   CMGI, Inc. (a)                                             377,602
   57,730   CNET Networks, Inc. (a)                                    472,809
   18,530   Digital River, Inc. (a)                                    838,483
   51,405   EarthLink, Inc. (a)                                        383,995
  190,761   eBay, Inc. (a)                                           6,138,688
   11,702   Google, Inc., Class A (a)                                6,124,593
   13,834   InfoSpace, Inc.                                            321,087
   20,158   Internap Network Services Corp. (a)                        290,678
   16,503   Interwoven, Inc. (a)                                       231,702
   20,533   j2 Global Communications, Inc. (a)                         716,602
    9,445   Jupitermedia Corp. (a)                                      68,760
   42,914   RealNetworks, Inc. (a)                                     350,607
   27,130   SonicWALL, Inc. (a)                                        233,047
   27,852   United Online, Inc.                                        459,279
   44,734   ValueClick, Inc. (a)                                     1,317,864
   90,544   VeriSign, Inc. (a)                                       2,872,961
   12,042   Vignette Corp. (a)                                         230,725
   18,792   Websense, Inc. (a)                                         399,330
  218,334   Yahoo!, Inc. (a)                                         5,923,401
                                                                 -------------
                                                                    33,024,436
                                                                 -------------

            IT Services--2.7%
   32,681   CheckFree Corp. (a)                                  $   1,313,777
   34,102   Sapient Corp. (a)                                          263,608
                                                                 -------------
                                                                     1,577,385
                                                                 -------------
            Software--8.9%
   24,861   Agile Software Corp. (a)                                   200,380
  163,336   BEA Systems, Inc. (a)                                    2,236,069
   73,048   Check Point Software Technologies
                 Ltd. (a)                                            1,666,225
   23,111   Quest Software, Inc. (a)                                   374,167
   93,174   TIBCO Software, Inc. (a)                                   843,225
                                                                 -------------
                                                                     5,320,066
                                                                 -------------

            Total Investments--100.1%
            (Cost $56,376,866)                                      59,722,737
            Net Other Assets and
                 Liabilities--(0.1%) (39,147)
                                                                 -------------
            Net Assets--100.0%                                   $  59,683,590
                                                                 =============

(a) Non-income producing security.


Page 38                  See Notes to Financial Statements.

First Trust DB Strategic Value Index Fund
Portfolio of Investments
June 30, 2007 (Unaudited)
                                                                        Market
    Shares  Description                                                  Value
------------------------------------------------------------------------------
            Common Stocks--100.1%
            Aerospace & Defense--2.4%
   17,607   Raytheon Co.                                          $    948,841
                                                                 -------------
            Automobiles--2.5%
   16,554   Harley-Davidson, Inc.                                      986,784
                                                                 -------------
            Biotechnology--5.1%
   17,490   Amgen, Inc. (a)                                            967,022
   19,299   Biogen Idec, Inc. (a)                                    1,032,497
                                                                 -------------
                                                                     1,999,519
                                                                 -------------
            Chemicals--2.4%
   21,840   Dow Chemical (The) Co.                                     965,765
                                                                 -------------
            Communications Equipment--2.5%
   55,400   Motorola, Inc.                                             980,580
                                                                 -------------
            Computers & Peripherals--2.6%
    9,784   International Business
                 Machines Corp.                                      1,029,766
                                                                 -------------
            Energy Equipment &
                 Services--2.4%
   27,997   Halliburton Co.                                            965,897
                                                                 -------------
            Food & Staples Retailing--2.4%
   19,744   Wal-Mart Stores, Inc.                                      949,884
                                                                 -------------
            Hotels, Restaurants &
                 Leisure--2.5%
   19,968   Carnival Corp.                                             973,839
                                                                 -------------
            Independent Power Producers &
                 Energy Traders--2.5%
   45,649   AES (The) Corp. (a)                                        998,800
                                                                 -------------
            Machinery--10.4%
   12,735   Caterpillar, Inc.                                          997,151
   19,377   Illinois Tool Works, Inc.                                1,050,040
   19,849   Ingersoll-Rand Co., Ltd., Class A                        1,088,121
   11,429   PACCAR, Inc.                                               994,780
                                                                 -------------
                                                                     4,130,092
                                                                 -------------
            Metals & Mining--4.8%
   25,144   Alcoa, Inc.                                              1,019,086
   14,944   Nucor Corp.                                                876,466
                                                                 -------------
                                                                     1,895,552
                                                                 -------------
            Oil, Gas & Consumable
                 Fuels--22.6%
   12,151   Apache Corp.                                               991,400
   12,251   Chevron Corp.                                            1,032,025
   12,781   ConocoPhillips                                           1,003,309
   12,612   Devon Energy Corp.                                         987,393
   13,108   EOG Resources, Inc.                                        957,670
   11,983   Exxon Mobil Corp.                                        1,005,134
   17,069   Hess Corp.                                               1,006,388


            Oil, Gas & Consumable
                 Fuels (Continued)
   16,033   Marathon Oil Corp.                                  $      961,339
   17,381   Occidental Petroleum Corp.                               1,006,012
                                                                 -------------
                                                                     8,950,670
                                                                 -------------
            Pharmaceuticals--14.7%
   17,190   Eli Lilly & Co.                                            960,577
   20,508   Forest Laboratories, Inc. (a)                              936,190
   15,930   Johnson & Johnson                                          981,607
   19,740   Merck & Co., Inc.                                          983,052
   37,402   Pfizer, Inc.                                               956,369
   17,423   Wyeth                                                      999,035
                                                                 -------------
                                                                     5,816,830
                                                                 -------------
            Road & Rail--2.4%
   17,725   Norfolk Southern Corp.                                     931,803
                                                                 -------------
            Semiconductors & Semiconductor
                 Equipment--5.4%
   52,654   Applied Materials, Inc.                                  1,046,235
   28,596   Texas Instruments, Inc.                                  1,076,067
                                                                 -------------
                                                                     2,122,302
                                                                 -------------
            Specialty Retail--7.5%
   20,685   Best Buy Co., Inc.                                         965,369
   26,162   Home Depot (The), Inc.                                   1,029,475
   31,176   Lowe's Cos., Inc.                                          956,791
                                                                 -------------
                                                                     2,951,635
                                                                 -------------
            Textiles, Apparel & Luxury
                 Goods--2.7%
   18,037   NIKE, Inc., Class B                                      1,051,377
                                                                 -------------
            Wireless Telecommunication
                 Services--2.3%
   44,297   Sprint Nextel Corp.                                        917,391
                                                                 -------------

            Total Investments--100.1%
            (Cost $37,693,442)                                      39,567,327
            Net Other Assets and
                 Liabilities--(0.1%)                                   (38,124)
                                                                 -------------
            Net Assets--100.0%                                    $ 39,529,203
                                                                 =============

(a) Non-income producing security.


                  See Notes to Financial Statements.                    Page 39

First Trust Value Line(R) Equity Allocation Index Fund
Portfolio of Investments
June 30, 2007 (Unaudited)
                                                                        Market
    Shares  Description                                                  Value
------------------------------------------------------------------------------
            Common Stocks--100.2%
            Aerospace & Defense--5.3%
      886   Ceradyne, Inc. (a)                                 $        65,529
    2,571   Hexcel Corp. (a)                                            54,171
    1,797   Lockheed Martin, Corp.                                     169,152
    2,456   Northrop Grumman Corp.                                     191,248
    3,327   Raytheon Co.                                               179,292
    2,669   Rockwell Collins, Inc.                                     188,538
                                                                 -------------
                                                                       847,930
                                                                 -------------
            Air Freight & Logistics--1.2%
    3,509   C.H. Robinson Worldwide, Inc.                              184,293
                                                                 -------------
            Airlines--0.4%
    1,738   Continental Airlines, Inc., Class B (a)                     58,866
                                                                 -------------
            Auto Components--1.2%
    3,031   Cooper Tire & Rubber Co.                                    83,716
    2,895   Goodyear Tire & Rubber (The) Co. (a)                       100,630
                                                                 -------------
                                                                       184,346
                                                                 -------------
            Biotechnology--0.6%
    3,101   Applera Corp. - Celera Group (a)                            38,452
    1,452   ImClone Systems, Inc. (a)                                   51,343
                                                                 -------------
                                                                        89,795
                                                                 -------------
            Capital Markets--2.2%
    1,092   A.G. Edwards, Inc.                                          92,329
    1,138   Bear Stearns (The) Cos., Inc.                              159,319
    3,415   Janus Capital Group, Inc.                                   95,074
                                                                 -------------
                                                                       346,722
                                                                 -------------
            Chemicals--1.0%
    1,551   Cabot Corp.                                                 73,952
    2,403   Lyondell Chemical Co.                                       89,199
                                                                 -------------
                                                                       163,151
                                                                 -------------
            Commercial Banks--1.1%
    2,435   PNC Financial Services Group, Inc.                         174,297
                                                                 -------------
            Commercial Services &
                 Supplies--2.6%
    1,822   ABM Industries, Inc.                                        47,026
    1,515   Deluxe Corp.                                                61,524
    1,748   Equifax, Inc.                                               77,646
    1,897   Herman Miller, Inc.                                         59,945
    1,542   Kelly Services, Inc., Class A                               42,343
    2,033   Korn/Ferry International (a)                                53,387
    3,740   Steelcase, Inc., Class A                                    69,190
                                                                 -------------
                                                                       411,061
                                                                 -------------
            Communications Equipment--2.9%
    2,570   Ciena Corp. (a)                                             92,854
    4,786   Foundry Networks, Inc. (a)                                  79,735

            Communications Equipment
                 (Continued)
    8,360   Nokia Oyj ADR                                       $      234,999
   12,428   Sycamore Networks, Inc. (a)                                 49,961
                                                                 -------------
                                                                       457,549
                                                                 -------------
            Construction Materials--1.2%
    1,664   Vulcan Materials Co.                                       190,595
                                                                 -------------
            Containers & Packaging--0.3%
    1,479   Rock-Tenn Co., Class A                                      46,914
                                                                 -------------
            Diversified Consumer Services--1.5%
      917   ITT Educational Services, Inc. (a)                         107,637
    6,738   Service Corp. International                                 86,112
    6,639   Stewart Enterprises, Inc., Class A                          51,718
                                                                 -------------
                                                                       245,467
                                                                 -------------
            Diversified Financial Services--2.9%
    3,605   JPMorgan Chase & Co.                                       174,662
    4,424   Moody's Corp.                                              275,173
                                                                 -------------
                                                                       449,835
                                                                 -------------
            Diversified Telecommunication
                 Services--4.4%
    4,926   AT&T, Inc.                                                 204,429
    2,906   BT Group PLC ADR                                           193,481
    9,952   Cincinnati Bell, Inc. (a)                                   57,523
    5,502   Compania de Telecommunicaciones
                 de Chile S.A. ADR                                      52,324
   19,726   Qwest Communications International,
                 Inc. (a) 191,342
                                                                 -------------
                                                                       699,099
                                                                 -------------
            Electric Utilities--1.2%
    1,920   Empire District Electric (The) Co.                          42,950
    1,903   Pinnacle West Capital Corp.                                 75,835
    4,126   Sierra Pacific Resources (a)                                72,453
                                                                 -------------
                                                                       191,238
                                                                 -------------
            Electrical Equipment--0.5%
    1,244   Acuity Brands, Inc.                                         74,988
                                                                 -------------
            Electronic Equipment &
                 Instruments--1.1%
    2,110   Avnet, Inc. (a)                                             83,640
    5,940   KEMET Corp. (a)                                             41,877
    2,406   Plexus Corp. (a)                                            55,314
                                                                 -------------
                                                                       180,831
                                                                 -------------
            Energy Equipment & Services--0.6%
      980   CARBO Ceramics, Inc.                                        42,934
    3,609   Input/Output, Inc. (a)                                      56,336
                                                                 -------------
                                                                        99,270


Page 40                  See Notes to Financial Statements.

First Trust Value Line(R) Equity Allocation Index Fund
Portfolio of Investments (Continued)
June 30, 2007 (Unaudited)
                                                                        Market
    Shares  Description                                                  Value
------------------------------------------------------------------------------
            Common Stocks (Continued)
            Food & Staples Retailing--1.7%
    7,023   Kroger (The) Co.                                    $      197,557
   11,821   Rite Aid Corp. (a)                                          75,418
                                                                 -------------
                                                                       272,975
                                                                 -------------
            Food Products--0.6%
    1,105   Lancaster Colony Corp.                                      46,289
      829   Ralcorp Holdings, Inc. (a)                                  44,310
                                                                 -------------
                                                                        90,599
                                                                 -------------
            Health Care Equipment &
                 Supplies--2.5%
    1,378   Alcon, Inc.                                                185,906
    1,437   Edwards Lifesciences Corp. (a)                              70,902
    2,229   Immucor, Inc. (a)                                           62,345
    1,398   Kinetic Concepts, Inc. (a)                                  72,654
                                                                 -------------
                                                                       391,807
                                                                 -------------
            Health Care Providers &
                 Services--1.5%
    1,314   LifePoint Hospitals, Inc. (a)                               50,826
    2,253   WellPoint, Inc. (a)                                        179,857
                                                                 -------------
                                                                       230,683
                                                                 -------------
            Health Care Technology--0.5%
    5,095   Hlth Corp. (a)                                              71,381
                                                                 -------------
            Household Durables--2.8%
    5,866   Champion Enterprises, Inc. (a)                              57,663
    9,422   Matsushita Electric Industrial Co.,
                 Ltd. ADR                                              186,649
      101   NVR, Inc. (a)                                               68,655
    1,340   Ryland Group (The), Inc.                                    50,076
    1,762   Standard-Pacific Corp.                                      30,888
    1,973   Tempur-Pedic International, Inc.                            51,101
                                                                 -------------
                                                                       445,032
                                                                 -------------
            Household Products--0.5%
      854   Energizer Holdings, Inc. (a)                                85,058
                                                                 -------------
            Industrial Conglomerates--0.3%
      383   Sequa Corp., Class A (a)                                    42,896
                                                                 -------------
            Insurance--11.2%
      192   Alleghany Corp. (a)                                         78,048
    2,058   Ambac Financial Group, Inc.                                179,437
       50   Berkshire Hathaway, Inc., Class B (a)                      180,250
    1,611   Cincinnati Financial Corp.                                  69,917
    4,361   CNA Financial Corp.                                        207,976
    5,032   Genworth Financial, Inc., Class A                          173,101
    2,632   Lincoln National Corp.                                     186,740
    3,660   Loews Corp.                                                186,587
      146   Markel Corp. (a)                                            70,746
    2,604   MBIA, Inc.                                                 162,021
            Insurance (Continued)
    1,084   SAFECO Corp.                                       $        67,490
    2,502   XL Capital Ltd., Class A                                   210,895
                                                                 -------------
                                                                     1,773,208
                                                                 -------------
            Internet & Catalog Retail--0.4%
      893   Priceline.com, Inc. (a)                                     61,385
                                                                 -------------
            Internet Software & Services--0.3%
    5,113   Ariba, Inc. (a)                                             50,670
                                                                 -------------
            IT Services--3.7%
    4,913   Accenture Ltd., Class A                                    210,718
    1,968   Cognizant Technology Solutions
                 Corp., Class A (a)                                    147,777
    5,952   Electronic Data Systems Corp.                              165,049
    2,321   Total System Services, Inc.                                 68,493
                                                                 -------------
                                                                       592,037
                                                                 -------------
            Leisure Equipment &
                 Products--1.5%
    6,982   Mattel, Inc.                                               176,575
      996   Polaris Industries, Inc.                                    53,943
                                                                 -------------
                                                                       230,518
                                                                 -------------
            Life Sciences Tools & Services
                 --0.5%
    1,642   Charles River Laboratories
                 International, Inc. (a)                                84,760
                                                                 -------------
            Machinery--6.4%
    1,459   Barnes Group, Inc.                                          46,221
      311   Cascade Corp.                                               24,395
    3,541   Illinois Tool Works, Inc.                                  191,887
    4,300   Ingersoll-Rand Co., Ltd., Class A                          235,725
    1,072   Joy Global, Inc.                                            62,530
    1,133   Lincoln Electric Holdings, Inc.                             84,114
    2,645   PACCAR, Inc.                                               230,221
    1,044   SPX Corp.                                                   91,674
      930   Toro (The) Co.                                              54,768
                                                                 -------------
                                                                     1,021,535
                                                                 -------------
            Media--3.5%
    1,767   Harte-Hanks, Inc.                                           45,377
    1,423   Lee Enterprises, Inc.                                       29,684
    7,737   News Corp., Class A                                        164,101
    1,889   Shaw Communications, Inc., Class B                          79,414
    3,804   Sinclair Broadcast Group, Inc., Class A                     54,093
    8,541   Time Warner, Inc.                                          179,702
                                                                 -------------
                                                                       552,371
                                                                 -------------
            Metals & Mining--6.1%
    3,557   AK Steel Holding Corp. (a)                                 132,925
    5,589   Alcoa, Inc.                                                226,523
    1,871   Allegheny Technologies, Inc.                               196,230
    1,626   AMCOL International, Corp.                                  44,406


                 See Notes to Financial Statements.                     Page 41

First Trust Value Line(R) Equity Allocation Index Fund
Portfolio of Investments (Continued)
June 30, 2007 (Unaudited)
                                                                        Market
    Shares  Description                                                  Value
------------------------------------------------------------------------------
            Common Stocks (Continued)
            Metals & Mining (Continued)
      984   Brush Engineered Materials, Inc. (a)               $        41,318
      738   Cleveland-Cliffs, Inc.                                      57,320
    2,893   Southern Copper Corp.                                      272,695
                                                                 -------------
                                                                       971,417
                                                                 -------------
            Multiline Retail--1.5%
    2,330   Family Dollar Stores, Inc.                                  79,966
    3,195   Nordstrom, Inc.                                            163,328
                                                                 -------------
                                                                       243,294
                                                                 -------------
            Multi-Utilities--1.4%
    1,326   PNM Resources, Inc.                                         36,850
    3,011   Sempra Energy                                              178,341
                                                                 -------------
                                                                       215,191
                                                                 -------------
            Oil, Gas & Consumable Fuels--3.4%
    2,416   Exxon Mobil Corp.                                          202,654
    1,339   Holly Corp.                                                 99,340
    5,067   Imperial Oil Ltd.                                          235,312
                                                                 -------------
                                                                       537,306
                                                                 -------------
            Paper & Forest Products--0.5%
    2,338   MeadWestvaco Corp.                                          82,578
                                                                 -------------
            Personal Products--0.7%
      844   Chattem, Inc. (a)                                           53,493
    1,407   NBTY, Inc. (a)                                              60,782
                                                                 -------------
                                                                       114,275
                                                                 -------------
            Pharmaceuticals--2.0%
    3,364   Forest Laboratories, Inc. (a)                              153,567
    3,224   GlaxoSmithKline PLC ADR                                    168,840
                                                                 -------------
                                                                       322,407
                                                                 -------------
            Real Estate Investment Trusts--0.4%
    1,351   Liberty Property Trust                                      59,349
                                                                 -------------
            Road & Rail--1.3%
    1,824   Union Pacific Corp.                                        210,034
                                                                 -------------
            Semiconductors & Semiconductor
                 Equipment--2.5%
    2,535   Advanced Energy Industries, Inc. (a)                        57,443
    3,178   Brooks Automation, Inc. (a)                                 57,681
    4,052   Fairchild Semiconductor
                 International, Inc. (a)                                78,284
    8,160   Lattice Semiconductor Corp. (a)                             46,675
    2,107   MKS Instruments, Inc. (a)                                   58,364
    2,354   Novellus Systems, Inc. (a)                                  66,783
    6,190   RF Micro Devices, Inc. (a)                                  38,626
                                                                 -------------
                                                                       403,856
                                                                 -------------

            Software--0.4%
    2,647   Synopsys, Inc. (a)                                 $        69,960
                                                                 -------------
            Specialty Retail--6.7%
      895   Abercrombie & Fitch Co., Class A                            65,317
    1,944   Aeropostale, Inc. (a)                                       81,026
    1,448   AutoZone, Inc. (a)                                         197,826
    7,314   Blockbuster, Inc., Class A (a)                              31,523
    1,091   Buckle (The), Inc.                                          42,985
    1,145   Genesco, Inc. (a)                                           59,895
    1,828   Hibbett Sports, Inc. (a)                                    50,051
    5,438   Lowe's Cos., Inc.                                          166,892
    2,986   Pep Boys (The)-Manny, Moe, & Jack                           60,198
    2,605   Sherwin-Williams (The) Co.                                 173,154
    1,477   Sonic Automotive, Inc., Class A                             42,789
    1,755   Tiffany & Co.                                               93,120
                                                                 -------------
                                                                     1,064,776
                                                                 -------------
            Textiles, Apparel & Luxury
                 Goods--3.2%
    3,879   Coach, Inc. (a)                                            183,826
    3,509   NIKE, Inc., Class B                                        204,539
    1,345   Phillips-Van Heusen Corp.                                   81,467
    1,395   Skechers U.S.A., Inc., Class A (a)                          40,734
                                                                 -------------
                                                                       510,566
                                                                 -------------

            Total Investments--100.2%
            (Cost $15,325,054)                                      15,898,171
            Net Other Assets and
                 Liabilities--(0.2%)                                   (39,466)
                                                                 -------------
            Net Assets--100.0%                                    $ 15,858,705
                                                                 =============

(a) Non-income producing security.

ADR - American Depositary Receipt.


Page 42                  See Notes to Financial Statements.

First Trust Value Line(R) Dividend Index Fund
Portfolio of Investments
June 30, 2007 (Unaudited)
                                                                        Market
    Shares  Description                                                  Value
------------------------------------------------------------------------------
            Common Stocks--100.0%
            Aerospace & Defense--1.1%
   18,562   Northrop Grumman Corp.                               $   1,445,423
   26,311   Raytheon Co.                                             1,417,900
                                                                 -------------
                                                                     2,863,323
                                                                 -------------
            Air Freight & Logistics--0.5%
   19,451   United Parcel Service, Inc., Class B                     1,419,923
                                                                 -------------
            Automobiles--0.5%
   40,122   Honda Motor Co., Ltd. ADR                                1,456,027
                                                                 -------------
            Beverages--1.6%
   27,756   Anheuser-Busch Cos., Inc.                                1,447,753
   27,536   Coca-Cola (The) Co.                                      1,440,408
   22,050   PepsiCo, Inc.                                            1,429,943
                                                                 -------------
                                                                     4,318,104
                                                                 -------------
            Building Products--0.5%
   50,677   Masco Corp.                                              1,442,774
                                                                 -------------
            Capital Markets--0.5%
   36,440   Federated Investors, Inc., Class B                       1,396,745
                                                                 -------------
            Chemicals--1.6%
   17,530   Air Products and Chemicals, Inc.                         1,408,886
   27,707   E.I. du Pont de Nemours & Co.                            1,408,624
   19,311   PPG Industries, Inc.                                     1,469,760
                                                                 -------------
                                                                     4,287,270
                                                                 -------------
            Commercial Banks--16.1%
   43,782   Associated Banc-Corp.                                    1,431,671
   28,040   Bank of Hawaii Corp.                                     1,447,986
   22,517   Bank of Montreal                                         1,450,770
   29,230   Bank of Nova Scotia                                      1,427,301
   34,752   BB&T Corp.                                               1,413,711
   15,547   Canadian Imperial Bank of Commerce                       1,393,322
   19,145   City National Corp.                                      1,456,743
   23,831   Comerica, Inc.                                           1,417,230
   31,693   Commerce Bancshares, Inc.                                1,435,693
   20,820   Compass Bancshares, Inc.                                 1,436,164
   27,346   Cullen/Frost Bankers, Inc.                               1,462,191
   34,744   Fifth Third Bancorp                                      1,381,769
   36,255   First Horizon National Corp.                             1,413,945
   40,145   First Midwest Bancorp, Inc.                              1,425,549
   65,153   Huntington Bancshares, Inc.                              1,481,579
   13,350   M&T Bank Corp.                                           1,427,115
   29,911   Marshall & Ilsey Corp.                                   1,424,661
   42,213   National City Corp.                                      1,406,537
   84,702   Old National Bancorp                                     1,406,900
   19,960   PNC Financial Services Group, Inc.                       1,428,737
   42,873   Regions Financial Corp.                                  1,419,096
   27,557   Royal Bank of Canada                                     1,462,450
   16,406   SunTrust Banks, Inc.                                     1,406,650
   45,941   Synovus Financial Corp.                                  1,410,389
   21,038   Toronto-Dominion Bank (The)                              1,440,893
            Commercial Banks (Continued)
   42,694   U.S. Bancorp                                         $   1,406,767
   27,462   Wachovia Corp.                                           1,407,428
   40,637   Wells Fargo & Co.                                        1,429,203
   34,601   Wilmington Trust Corp.                                   1,436,288
   18,304   Zions Bancorporation                                     1,407,761
                                                                 -------------
                                                                    42,796,499
                                                                 -------------
            Commercial Services &
                 Supplies--3.3%
   21,579   Avery Dennison Corp.                                     1,434,572
   21,931   Corporate Executive Board (The) Co.                      1,423,541
   35,120   HNI Corp.                                                1,439,920
   30,663   Pitney Bowes, Inc.                                       1,435,642
   34,047   R.R. Donnelley & Sons Co.                                1,481,385
   36,902   Waste Management, Inc.                                   1,441,023
                                                                 -------------
                                                                     8,656,083
                                                                 -------------
            Containers & Packaging--1.1%
   43,957   Bemis Co., Inc.                                          1,458,493
   33,385   Sonoco Products Co.                                      1,429,212
                                                                 -------------
                                                                     2,887,705
                                                                 -------------
            Distributors--0.5%
   28,822   Genuine Parts Co.                                        1,429,571
                                                                 -------------
            Diversified Financial
                 Services--1.1%
   29,182   Bank of America Corp.                                    1,426,708
   27,579   Citigroup, Inc.                                          1,414,527
                                                                 -------------
                                                                     2,841,235
                                                                 -------------
            Diversified Telecommunication
                 Services--1.7%
   36,477   AT&T, Inc.                                               1,513,796
   51,371   Telecom Corp. of New Zealand
                 Ltd. ADR                                            1,434,278
   34,350   Verizon Communications, Inc.                             1,414,190
                                                                 -------------
                                                                     4,362,264
                                                                 -------------
            Electric Utilities--7.6%
   30,331   ALLETE, Inc.                                             1,427,074
   78,198   Duke Energy Corp.                                        1,431,023
   13,307   Entergy Corp.                                            1,428,506
   20,005   Exelon Corp.                                             1,452,363
   22,201   FirstEnergy Corp.                                        1,437,071
   24,680   FPL Group, Inc.                                          1,400,343
   49,309   Great Plains Energy, Inc.                                1,435,878
   62,332   Hawaiian Electric Industries, Inc.                       1,476,646
   34,983   Pinnacle West Capital Corp.                              1,394,073
   52,603   Portland General Electric Co.                            1,443,426
   31,031   PPL Corp.                                                1,451,940
   31,248   Progress Energy, Inc.                                    1,424,596
   42,151   Southern Co.                                             1,445,358


                 See Notes to Financial Statements.                    Page 43

First Trust Value Line(R) Dividend Index Fund
Portfolio of Investments (Continued)
June 30, 2007 (Unaudited)
                                                                        Market
    Shares  Description                                                  Value
------------------------------------------------------------------------------
            Common Stocks (Continued)
            Electric Utilities (Continued)
   59,546   Westar Energy, Inc.                                  $   1,445,777
                                                                 -------------
                                                                    20,094,074
                                                                 -------------
            Electrical Equipment--1.1%
   29,942   Emerson Electric Co.                                     1,401,286
   26,070   Hubbell, Inc., Class B                                   1,413,515
                                                                 -------------
                                                                     2,814,801
                                                                 -------------
            Food & Staples Retailing--1.6%
   42,706   Sysco Corp.                                              1,408,871
   29,810   Wal-Mart Stores, Inc.                                    1,434,159
   34,367   Weis Markets, Inc.                                       1,392,207
                                                                 -------------
                                                                     4,235,237
                                                                 -------------
            Food Products--7.6%
   26,467   Cadbury Schweppes PLC ADR                                1,437,158
   37,056   Campbell Soup Co.                                        1,438,143
   56,569   ConAgra Foods, Inc.                                      1,519,444
   24,248   General Mills, Inc.                                      1,416,568
   30,467   H.J. Heinz Co.                                           1,446,268
   28,426   Hershey (The) Co.                                        1,438,924
   23,236   J.M. Smucker (The) Co.                                   1,479,204
   27,467   Kellogg Co.                                              1,422,516
   40,032   Kraft Foods, Inc., Class A                               1,411,128
   34,251   Lancaster Colony Corp.                                   1,434,774
   38,886   McCormick & Co., Inc.                                    1,484,668
   82,116   Sara Lee Corp.                                           1,428,818
   45,661   Unilever PLC ADR                                         1,473,024
   26,258   Wm. Wrigley Jr. Co.                                      1,452,330
                                                                 -------------
                                                                    20,282,967
                                                                 -------------
            Gas Utilities--4.9%
   35,683   AGL Resources, Inc.                                      1,444,448
   47,821   Atmos Energy Corp.                                       1,437,499
   32,377   National Fuel Gas Co.                                    1,402,248
   28,162   New Jersey Resources Corp.                               1,436,825
   31,276   Northwest Natural Gas Co.                                1,444,638
   57,644   Piedmont Natural Gas Co., Inc.                           1,420,925
   40,602   South Jersey Industries, Inc.                            1,436,499
   53,471   UGI Corp.                                                1,458,689
   44,203   WGL Holdings, Inc.                                       1,442,786
                                                                 -------------
                                                                    12,924,557
                                                                 -------------
            Health Care Equipment &
                 Supplies--0.6%
   38,507   Arrow International, Inc.                                1,474,048
                                                                 -------------
            Hotels, Restaurants &
                 Leisure--0.5%
   27,788   McDonald's Corp.                                         1,410,519
                                                                 -------------

            Household Durables--1.6%
   17,179   Fortune Brands, Inc.                                 $   1,415,034
   65,602   Leggett & Platt, Inc.                                    1,446,524
   27,854   Snap-on, Inc.                                            1,406,906
                                                                 -------------
                                                                     4,268,464
                                                                 -------------
            Household Products--2.1%
   22,856   Clorox (The) Co.                                         1,419,358
   21,794   Colgate-Palmolive Co.                                    1,413,341
   21,379   Kimberly-Clark Corp.                                     1,430,041
   23,339   Procter & Gamble (The) Co.                               1,428,113
                                                                 -------------
                                                                     5,690,853
                                                                 -------------
            Independent Power Producers &
                 Energy Traders--0.5%
   16,448   Constellation Energy Group                               1,433,772
                                                                 -------------
            Industrial Conglomerates--1.1%
   16,528   3M Co.                                                   1,434,465
   37,308   General Electric Co.                                     1,428,150
                                                                 -------------
                                                                     2,862,615
                                                                 -------------
            Insurance--6.5%
   23,324   Allstate (The) Corp.                                     1,434,659
   49,670   Arthur J. Gallagher & Co.                                1,384,800
   26,277   Chubb (The) Corp.                                        1,422,637
   32,899   Cincinnati Financial Corp.                               1,427,817
   26,576   Erie Indemnity Co., Class A                              1,436,167
   20,206   Lincoln National Corp.                                   1,433,616
   38,674   Manulife Financial Corp.                                 1,443,314
   23,078   MBIA, Inc.                                               1,435,913
   26,497   Mercury General Corp.                                    1,460,249
   67,689   Old Republic International Corp.                         1,439,068
   29,575   Protective Life Corp.                                    1,413,981
   17,136   XL Capital Ltd., Class A                                 1,444,393
                                                                 -------------
                                                                    17,176,614
                                                                 -------------
            IT Services--0.5%
   29,618   Automatic Data Processing, Inc.                          1,435,584
                                                                 -------------
            Machinery--0.5%
   15,456   Eaton Corp.                                              1,437,408
                                                                 -------------
            Media--2.7%
   26,277   Gannett Co., Inc.                                        1,443,921
   53,794   Interactive Data Corp.                                   1,440,603
   57,597   McClatchy (The) Co., Class A                             1,457,780
   55,620   New York Times (The) Co., Class A                        1,412,748
   34,991   Thomson (The) Corp.                                      1,435,681
                                                                 -------------
                                                                     7,190,733
                                                                 -------------
            Multi-Utilities--8.8%
   29,411   Ameren Corp.                                             1,441,433
   31,539   Consolidated Edison, Inc.                                1,423,040
   17,513   Dominion Resources, Inc.                                 1,511,547
   63,245   Energy East Corp.                                        1,650,062


Page 44                  See Notes to Financial Statements.

First Trust Value Line(R) Dividend Index Fund
Portfolio of Investments (Continued)
June 30, 2007 (Unaudited)
                                                                        Market
    Shares  Description                                                  Value
------------------------------------------------------------------------------
            Common Stocks (Continued)
            Multi-Utilities (Continued)
   28,134   Integrys Energy Group, Inc.                           $  1,427,238
   34,153   KeySpan Corp.                                            1,433,743
   51,186   MDU Resources Group, Inc.                                1,435,255
   44,800   NSTAR                                                    1,453,760
   42,163   OGE Energy Corp.                                         1,545,274
   31,490   PG&E Corp.                                               1,426,497
   52,896   PNM Resources, Inc.                                      1,469,980
   37,017   SCANA Corp.                                              1,417,381
   24,149   Sempra Energy                                            1,430,345
   53,431   Vectren Corp.                                            1,438,897
   32,318   Wisconsin Energy Corp.                                   1,429,425
   68,833   Xcel Energy, Inc.                                        1,409,012
                                                                 -------------
                                                                    23,342,889
                                                                 -------------
            Oil, Gas & Consumable Fuels--3.3%
   20,333   BP PLC ADR                                               1,466,823
   17,186   Chevron Corp.                                            1,447,749
   18,267   ConocoPhillips                                           1,433,960
   18,063   Royal Dutch Shell PLC ADR                                1,466,716
   18,229   Total SA ADR                                             1,476,183
   41,561   TransCanada Corp.                                        1,430,114
                                                                 -------------
                                                                     8,721,545
                                                                 -------------
            Pharmaceuticals--3.8%
   26,374   Abbott Laboratories                                      1,412,328
   25,695   Eli Lilly & Co.                                          1,435,837
   27,595   GlaxoSmithKline PLC ADR                                  1,445,150
   23,327   Johnson & Johnson                                        1,437,410
   56,124   Pfizer, Inc.                                             1,435,091
   35,638   Sanofi-Aventis ADR                                       1,435,142
   25,566   Wyeth                                                    1,465,954
                                                                 -------------
                                                                    10,066,912
                                                                 -------------
            Real Estate Investment Trusts--9.2%
   24,481   Archstone-Smith Trust                                    1,447,072
   11,913   AvalonBay Communities, Inc.                              1,416,217
   24,260   BRE Properties, Inc., Class A                            1,438,375
   40,122   Duke Realty Corp.                                        1,431,152
   31,248   Equity Residential                                       1,425,846
   18,789   Federal Realty Investment Trust                          1,451,639
   49,984   Health Care Property Investors, Inc.                     1,446,037
   37,524   Kimco Realty Corp.                                       1,428,539
   33,440   Liberty Property Trust                                   1,469,020
   33,090   Mack-Cali Realty Corp.                                   1,439,084
   34,735   Plum Creek Timber Co., Inc.                              1,447,060
   25,366   ProLogis                                                 1,443,325
   18,368   Public Storage                                           1,411,030
   15,361   Simon Property Group, Inc.                               1,429,187
   53,957   United Dominion Realty Trust, Inc.                       1,419,069
   42,188   Washington Real Estate Investment Trust                  1,434,392
   34,761   Weingarten Realty Investors                              1,428,677
                                                                 -------------
                                                                    24,405,721
                                                                 -------------
            Specialty Retail--1.1%
   36,384   Home Depot (The), Inc.                              $    1,431,710
   21,566   Sherwin-Williams (The) Co.                               1,433,492
                                                                 -------------
                                                                     2,865,202
                                                                 -------------
            Textiles, Apparel & Luxury
                 Goods--0.5%
   15,588   VF Corp.                                                 1,427,549
                                                                 -------------
            Thrifts & Mortgage Finance--2.7%
   56,976   Astoria Financial Corp.                                  1,426,679
   38,362   Capitol Federal Financial                                1,416,325
   23,146   Freddie Mac                                              1,404,962
   59,621   Washington Federal, Inc.                                 1,449,386
   33,440   Washington Mutual, Inc.                                  1,425,882
                                                                 -------------
                                                                     7,123,234
                                                                 -------------
            Tobacco--1.1%
   20,735   Altria Group, Inc.                                       1,454,353
   23,894   Universal Corp.                                          1,455,622
                                                                 -------------
                                                                     2,909,975
                                                                 -------------

            Total Investments --100.0%
            (Cost $251,107,318)                                    265,752,796
            Net Other Assets and
                 Liabilities--0.0%                                     (50,233)
                                                                 -------------
            Net Assets--100.0%                                 $   265,702,563
                                                                 =============

ADR - American Depositary Receipt.


                  See Notes to Financial Statements.                    Page 45

First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund
Portfolio of Investments
June 30, 2007 (Unaudited)


                                                                        Market
    Shares  Description                                                  Value
------------------------------------------------------------------------------
            Common Stocks--100.4%
            Air Freight & Logistics--3.3%
    1,363   C.H. Robinson Worldwide, Inc.                      $        71,585
    1,648   Expeditors International of
                 Washington, Inc.                                       68,062
                                                                 -------------
                                                                       139,647
                                                                 -------------
            Airlines--3.6%
    1,856   Ryanair Holdings PLC ADR (a)                                70,064
    1,952   UAL Corp. (a)                                               79,232
                                                                 -------------
                                                                       149,296
                                                                 -------------
            Biotechnology--13.2%
    1,246   Amgen, Inc. (a)                                             68,891
    1,668   Amylin Pharmaceuticals, Inc. (a)                            68,655
    1,379   Biogen Idec, Inc. (a)                                       73,777
    1,169   Celgene Corp. (a)                                           67,019
      858   Cephalon, Inc. (a)                                          68,975
    1,091   Genzyme Corp. (a)                                           70,260
    1,724   Gilead Sciences, Inc. (a)                                   66,839
    2,430   Vertex Pharmaceuticals, Inc. (a)                            69,401
                                                                 -------------
                                                                       553,817
                                                                 -------------
            Chemicals--1.7%
    1,669   Sigma-Aldrich Corp.                                         71,216
                                                                 -------------
            Commercial Services &
                 Supplies--3.2%
    1,816   Cintas Corp.                                                71,604
    1,555   Monster Worldwide, Inc. (a)                                 63,911
                                                                 -------------
                                                                       135,515
                                                                 -------------
            Diversified Consumer
                 Services--2.1%
    1,508   Apollo Group, Inc., Class A (a)                             88,112
                                                                 -------------
            Diversified Telecommunication
                 Services--1.7%
   12,331   Level 3 Communications, Inc. (a)                            72,136
                                                                 -------------
            Electronic Equipment &
                 Instruments--1.7%
    6,578   Flextronics International Ltd. (a)                          71,042
                                                                 -------------
            Energy Equipment &
                 Services--1.7%
    2,665   Patterson-UTI Energy, Inc.                                  69,850
                                                                 -------------
            Food & Staples Retailing--3.4%
    1,294   Costco Wholesale Corp.                                      75,725
    1,773   Whole Foods Market, Inc.                                    67,906
                                                                 -------------
                                                                       143,631
                                                                 -------------


            Health Care Equipment &
                 Supplies--5.3%
    1,625   Biomet, Inc.                                      $         74,295
    1,980   DENTSPLY International, Inc.                                75,755
      503   Intuitive Surgical, Inc. (a)                                69,801
                                                                 -------------
                                                                       219,851
                                                                 -------------
            Health Care Providers &
                 Services--3.4%
    1,418   Express Scripts, Inc. (a)                                   70,914
    1,890   Patterson Cos., Inc. (a)                                    70,440
                                                                 -------------
                                                                       141,354
                                                                 -------------
            Hotels, Restaurants &
                 Leisure--3.1%
    2,510   Starbucks Corp. (a)                                         65,862
      727   Wynn Resorts Ltd. (a)                                       65,205
                                                                 -------------
                                                                       131,067
                                                                 -------------
            Household Durables--2.0%
    1,122   Garmin Ltd.                                                 82,994
                                                                 -------------
            Internet & Catalog Retail--7.0%
      974   Amazon.com, Inc. (a)                                        66,631
    2,944   Expedia, Inc. (a)                                           86,230
    2,062   IAC/InterActiveCorp (a)                                     71,366
    2,987   Liberty Media Corp. - Interactive (a)                       66,700
                                                                 -------------
                                                                       290,927
                                                                 -------------
            Internet Software & Services--1.7%
    2,265   eBay, Inc. (a)                                              72,888
                                                                 -------------
            IT Services--5.1%
    1,837   CheckFree Corp. (a)                                         73,847
    1,245   Fiserv, Inc. (a)                                            70,716
    1,784   Paychex, Inc.                                               69,790
                                                                 -------------
                                                                       214,353
                                                                 -------------
            Machinery--3.4%
    1,218   Joy Global, Inc.                                            71,046
      806   PACCAR, Inc.                                                70,154
                                                                 -------------
                                                                       141,200
                                                                 -------------
            Media--13.9%
    2,647   Comcast Corp., Class A (a)                                  74,434
    3,027   Discovery Holding Co., Class A (a)                          69,591
    1,562   EchoStar Communications Corp.,
                 Class A (a)                                            67,744
    1,083   Lamar Advertising Co., Class A                              67,969
    1,855   Liberty Global, Inc., Class A (a)                           76,129
   25,270   Sirius Satellite Radio, Inc. (a)                            76,316
    2,938   Virgin Media, Inc.                                          71,599
    6,402   XM Satellite Radio Holdings, Inc.,
                 Class A (a)                                            75,352
                                                                 -------------
                                                                       579,134
                                                                 -------------


Page 46                  See Notes to Financial Statements.

First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund
Portfolio of Investments (Continued)
June 30, 2007 (Unaudited)

                                                                        Market
    Shares  Description                                                  Value
------------------------------------------------------------------------------
            Common Stocks (Continued)
            Multiline Retail--1.6%
      402   Sears Holdings Corp. (a)                           $        68,139
                                                                 -------------
            Pharmaceuticals--3.2%
    1,471   Sepracor, Inc. (a)                                          60,340
    1,815   Teva Pharmaceutical Industries Ltd. ADR                     74,869
                                                                 -------------
                                                                       135,209
                                                                 -------------
            Software--3.3%
    3,678   Activision, Inc. (a)                                        68,669
    1,432   Electronic Arts, Inc. (a)                                   67,762
                                                                 -------------
                                                                       136,431
                                                                 -------------
            Specialty Retail--6.6%
    1,875   Bed Bath & Beyond, Inc. (a)                                 67,481
    2,143   PetSmart, Inc.                                              69,541
    2,237   Ross Stores, Inc.                                           68,900
    2,902   Staples, Inc.                                               68,864
                                                                 -------------
                                                                       274,786
                                                                 -------------
            Trading Companies &
                 Distributors--1.7%
    1,678   Fastenal Co.                                                70,241
                                                                 -------------
            Wireless Telecommunication
                 Services--3.5%
      809   Millicom International Cellular
                 S.A. (a)                                               74,137
      883   NII Holdings, Inc. (a)                                      71,293
                                                                 -------------
                                                                       145,430
                                                                 -------------

            Total Investments--100.4%
            (Cost $4,250,607)                                        4,198,266
            Net Other Assets and
                 Liabilities--(0.4%)                                   (16,459)
                                                                 -------------
            Net Assets--100.0%                                   $   4,181,807
                                                                 =============

(a) Non-income producing security.

ADR - American Depositary Receipt.


                      See Notes to Financial Statements.               Page 47

First Trust NASDAQ(R) Clean Edge(R) U.S. Liquid Series Index Fund
Portfolio of Investments
June 30, 2007 (Unaudited)

                                                                        Market
    Shares  Description                                                  Value
------------------------------------------------------------------------------
            Common Stocks--100.1%
            Aerospace & Defense--3.5%
   29,228   Hexcel Corp. (a)                                    $      615,834
                                                                 -------------
            Auto Components--1.2%
   37,930   Ballard Power Systems, Inc. (a)                            203,684
                                                                 -------------
            Beverages--0.5%
    5,458   MGP Ingredients, Inc.                                       92,240
                                                                 -------------
            Chemicals--2.7%
   23,177   Altair Nanotechnologies, Inc. (a)                           82,047
    9,694   Zoltek Cos., Inc. (a)                                      402,591
                                                                 -------------
                                                                       484,638
                                                                 -------------
            Electrical Equipment--34.8%
   11,502   American Superconductor Corp. (a)                          222,104
   14,322   Baldor Electric Co.                                        705,788
    9,082   Canadian Solar, Inc. (a)                                    85,371
   13,108   Energy Conversion Devices, Inc. (a)                        403,989
   31,264   Evergreen Solar, Inc. (a)                                  290,755
   18,921   First Solar, Inc. (a)                                    1,689,455
   22,488   FuelCell Energy, Inc. (a)                                  178,105
   32,871   GrafTech International Ltd. (a)                            553,548
    5,710   JA Solar Holdings Co., Ltd. ADR (a)                        192,598
   11,568   Medis Technologies Ltd. (a)                                169,934
   28,763   Plug Power, Inc. (a)                                        90,316
   28,761   Power-One, Inc. (a)                                        114,469
    3,972   Solarfun Power Holdings Co., Ltd. ADR (a)                   40,475
   10,142   SunPower Corp., Class A (a)                                639,453
   19,697   Suntech Power Holdings Co., Ltd. ADR (a)                   718,350
   34,540   Valence Technology, Inc. (a)                                38,339
                                                                 -------------
                                                                     6,133,049
                                                                 -------------
            Electronic Equipment &
                 Instruments--10.7%
   38,113   AVX Corp.                                                  638,012
    7,059   Color Kinetics, Inc. (a)                                   235,841
   13,052   Echelon Corp. (a)                                          204,003
    9,372   Itron, Inc. (a)                                            730,453
    6,139   Maxwell Technologies, Inc. (a)                              87,297
                                                                 -------------
                                                                     1,895,606
                                                                 -------------
            Health Care Equipment &
                 Supplies--1.4%
    7,391   Greatbatch, Inc. (a)                                       239,468
                                                                 -------------
            Independent Power Producers
                 & Energy Traders--2.7%
   12,615   Ormat Technologies, Inc.                                   475,333
                                                                 -------------
            Oil, Gas & Consumable Fuels--5.9%
   13,873   Aventine Renewable Energy
                 Holdings, Inc. (a)                                    235,425
   13,426   Pacific Ethanol, Inc. (a)                                  177,223
   22,508   US BioEnergy Corp. (a)                                     255,691

            Oil, Gas & Consumable Fuels
                 (Continued)
   25,454   VeraSun Energy (a)                                  $      368,574
                                                                 -------------
                                                                     1,036,913
                                                                 -------------
            Semiconductors & Semiconductor
                 Equipment--36.7%
   14,753   Advanced Analogic Technologies,
                 Inc. (a)                                              143,104
   25,141   Cree, Inc. (a)                                             649,895
   16,857   EMCORE Corp. (a)                                            91,871
   36,301   Fairchild Semiconductor International,
                 Inc. (a)                                              701,335
   11,502   International Rectifier Corp. (a)                          428,565
   10,887   IXYS Corp. (a)                                              90,906
   37,722   Linear Technology Corp.                                  1,364,782
   22,577   MEMC Electronic Materials, Inc. (a)                      1,379,906
   25,245   Microsemi Corp. (a)                                        604,618
   12,474   O2Micro International Ltd. ADR (a)                         138,150
   62,922   ON Semiconductor Corp. (a)                                 674,524
    3,713   Trina Solar Ltd. ADR (a)                                   191,034
                                                                 -------------
                                                                     6,458,690
                                                                 -------------

            Total Investments - 100.1%
            (Cost $16,221,051)                                      17,635,455
            Net Other Assets and
                 Liabilities--(0.1%)                                   (17,997)
                                                                 -------------
            Net Assets--100.0%                                    $ 17,617,458
                                                                 =============

(a) Non-income producing security.

ADR - American Depositary Receipt.


Page 48                 See Notes to Financial Statements.

First Trust S&P REIT Index Fund
Portfolio of Investments
June 30, 2007 (Unaudited)

                                                                        Market
    Shares  Description                                                  Value
------------------------------------------------------------------------------
            Common Stocks--99.4%
            Real Estate Investment Trusts--99.4%
      269   Acadia Realty Trust                                   $      6,981
       65   Agree Realty Corp.                                           2,031
      247   Alexandria Real Estate Equities, Inc.                       23,915
      834   AMB Property Corp.                                          44,385
      194   American Campus Communities, Inc.                            5,488
       57   American Land Lease, Inc.                                    1,425
      814   Apartment Investment & Management Co.                       41,042
    1,867   Archstone-Smith Trust                                      110,358
      130   Associated Estates Realty Corp.                              2,027
      668   AvalonBay Communities, Inc.                                 79,412
      548   BioMed Realty Trust, Inc.                                   13,766
      997   Boston Properties, Inc.                                    101,824
      729   Brandywine Realty Trust                                     20,835
      425   BRE Properties, Inc.                                        25,198
      476   Camden Property Trust                                       31,878
      550   CBL & Associates Properties, Inc.                           19,828
      370   Cedar Shopping Centers, Inc.                                 5,310
      389   Colonial Properties Trust                                   14,179
      394   Corporate Office Properties Trust                           16,158
      367   Cousins Properties, Inc.                                    10,647
      776   Crescent Real Estate Equities Co.                           17,413
    1,047   Developers Diversified Realty Corp.                         55,187
      792   DiamondRock Hospitality Co.                                 15,111
      509   Digital Realty Trust, Inc.                                  19,179
    1,147   Duke Realty Corp.                                           40,913
      199   EastGroup Properties, Inc.                                   8,720
      235   Education Realty Trust, Inc.                                 3,297
      223   Entertainment Properties Trust                              11,993
      461   Equity Inns, Inc.                                           10,326
      204   Equity Lifestyle Properties, Inc.                           10,647
      310   Equity One, Inc.                                             7,921
    2,436   Equity Residential                                         111,154
      217   Essex Property Trust, Inc.                                  25,237
      485   Extra Space Storage, Inc.                                    8,003
      472   Federal Realty Investment Trust                             36,467
      523   FelCor Lodging Trust, Inc.                                  13,614
      380   First Industrial Realty Trust, Inc.                         14,729
      202   First Potomac Realty Trust                                   4,705
    2,053   General Growth Properties, Inc.                            108,706
      311   Glimcher Realty Trust                                        7,775
    1,726   Health Care Property Investors, Inc.                        49,933
      675   Health Care REIT, Inc.                                      27,243
      401   Healthcare Realty Trust, Inc.                               11,140
      515   Highland Hospitality Corp.                                   9,888
      476   Highwoods Properties, Inc.                                  17,850
      278   Home Properties, Inc.                                       14,437
      786   Hospitality Properties Trust                                32,611
    4,374   Host Hotels & Resorts, Inc.                                101,127
    1,776   HRPT Properties Trust                                       18,470
      546   Inland Real Estate Corp.                                     9,271
    1,074   iStar Financial, Inc.                                       47,610
      274   Kilroy Realty Corp.                                         19,410
    1,900   Kimco Realty Corp.                                          72,333
      242   Kite Realty Group Trust                                      4,603


            Real Estate Investment Trusts (Continued)
      336   LaSalle Hotel Properties                               $    14,589
      554   Lexington Realty Trust                                      11,523
      771   Liberty Property Trust                                      33,870
      174   LTC Properties, Inc.                                         3,959
      600   Macerich (The) Co.                                          49,452
      569   Mack-Cali Realty Corp.                                      24,746
      410   Medical Properties Trust, Inc.                               5,424
      213   Mid-America Apartment Communities, Inc.                     11,178
      169   Monmouth Real Estate Investment Corp.                        1,469
      198   National Health Investors, Inc.                              6,281
      559   National Retail Properties, Inc.                            12,220
      747   Nationwide Health Properties, Inc.                          20,318
       66   One Liberty Properties, Inc.                                 1,502
      133   Parkway Properties, Inc.                                     6,388
      311   Pennsylvania Real Estate Investment Trust                   13,787
    1,481   Plum Creek Timber Co., Inc.                                 61,698
      365   Post Properties, Inc.                                       19,027
      327   Potlatch Corp.                                              14,077
    2,150   ProLogis                                                   122,334
      135   PS Business Parks, Inc.                                      8,555
    1,029   Public Storage                                              79,048
      150   Ramco-Gershenson Properties Trust                            5,390
      648   Rayonier, Inc.                                              29,251
      846   Realty Income Corp.                                         21,311
      582   Regency Centers Corp.                                       41,031
      219   Republic Property Trust                                      2,683
       96   Saul Centers, Inc.                                           4,354
      624   Senior Housing Properties Trust                             12,698
    1,872   Simon Property Group, Inc.                                 174,170
      497   SL Green Realty Corp.                                       61,573
      172   Sovran Self Storage, Inc.                                    8,284
      955   Spirit Finance Corp.                                        13,905
      623   Strategic Hotels & Resorts, Inc.                            14,011
      153   Sun Communities, Inc.                                        4,555
      523   Sunstone Hotel Investors, Inc.                              14,848
      134   Supertel Hospitality, Inc.                                   1,135
      262   Tanger Factory Outlet Centers, Inc.                          9,812
      449   Taubman Centers, Inc.                                       22,275
    1,012   Thornburg Mortgage, Inc.                                    26,494
    1,138   UDR, Inc.                                                   29,929
       99   Universal Health Realty Income Trust                         3,297
      187   Urstadt Biddle Properties, Class A                           3,181
      413   U-Store-It Trust                                             6,769
    1,094   Vornado Realty Trust                                       120,164
      391   Washington Real Estate Investment Trust                     13,294
      638   Weingarten Realty Investors                                 26,222
                                                                 -------------
                                                                     2,735,791
                                                                 -------------

            Total Investments--99.4%
            (Cost $2,949,140)                                        2,735,791
            Net Other Assets and
                 Liabilities--0.6%                                      17,479
                                                                 -------------
            Net Assets--100.0%                                  $    2,753,270
                                                                 =============


                  See Notes to Financial Statements.                   Page 49

First Trust ISE Water Index Fund
Portfolio of Investments
June 30, 2007 (Unaudited)

                                                                        Market
    Shares  Description                                                  Value
------------------------------------------------------------------------------
            Common Stocks--99.9%
            Building Products--2.2%
    1,334   Ameron International Corp.                          $      120,313
                                                                 -------------
            Chemicals--10.7%
    3,010   Arch Chemicals, Inc.                                       105,771
    2,955   Ashland, Inc.                                              188,972
    6,182   Calgon Carbon Corp. (a)                                     71,711
    7,863   Nalco Holding Co.                                          215,840
                                                                 -------------
                                                                       582,294
                                                                 -------------
            Commercial Services &
                 Supplies--3.7%
    2,463   Layne Christensen Co. (a)                                  100,860
    4,699   Tetra Tech, Inc. (a)                                       101,263
                                                                 -------------
                                                                       202,123
                                                                 -------------
            Construction & Engineering--2.1%
    5,353   Insituform Technologies, Inc.,
                 Class A (a)                                           116,749
                                                                 -------------
            Electrical Equipment--5.9%
    2,308   Franklin Electric Co., Inc.                                108,891
    3,753   Roper Industries, Inc.                                     214,297
                                                                 -------------
                                                                       323,188
                                                                 -------------
            Electronic Equipment &
                 Instruments--3.1%
    2,170   Itron, Inc. (a)                                            169,130
                                                                 -------------
            Health Care Equipment &
                 Supplies--3.6%
    2,089   IDEXX Laboratories, Inc. (a)                               197,682
                                                                 -------------
            Machinery--44.4%
    2,350   Badger Meter, Inc.                                          66,411
    3,583   Crane Co.                                                  162,847
    2,886   Danaher Corp.                                              217,893
    5,278   Flow International Corp. (a)                                66,503
    3,085   Flowserve Corp. (a)                                        220,886
    6,674   Gorman-Rupp (The) Co.                                      212,634
    4,904   IDEX Corp.                                                 189,000
    3,165   ITT Corp.                                                  216,106
    1,930   Lindsay Corp.                                               85,480
    3,073   Mueller Industries, Inc.                                   105,834
    9,978   Mueller Water Products, Inc., Class B                      149,670
    4,540   Pall Corp.                                                 208,795
    4,979   Pentair, Inc.                                              192,040
    2,260   Valmont Industries, Inc.                                   164,438
    4,163   Watts Water Technologies, Inc., Class A                    155,988
                                                                 -------------
                                                                     2,414,525
                                                                 -------------

            Multi-Utilities--7.9%
    3,899   Suez SA ADR                                         $      223,490
    2,609   Veolia Environnement ADR                                   204,572
                                                                 -------------
                                                                       428,062
                                                                 -------------
            Water Utilities--16.3%
    2,985   American States Water Co.                                  106,176
    8,259   Aqua America, Inc.                                         185,745
    2,890   California Water Service Group                             108,346
    5,380   Companhia de Saneamento Basico
                 do Estado de Sao Paulo ADR (a)                        237,150
    2,460   Consolidated Water Co., Ltd.                                72,103
    3,331   SJW Corp.                                                  110,922
    5,067   Southwest Water Co.                                         64,706
                                                                 -------------
                                                                       885,148
                                                                 -------------

            Total Investments--99.9%
            (Cost $5,318,939)                                        5,439,214
            Net Other Assets and
                 Liabilities--0.1%                                       4,102
                                                                 -------------
            Net Assets--100.0%                                   $   5,443,316
                                                                 =============

(a) Non-income producing security.

ADR - American Depositary Receipt.


Page 50                  See Notes to Financial Statements.

First Trust ISE-Revere Natural Gas Index Fund
Portfolio of Investments
June 30, 2007 (Unaudited)

                                                                        Market
    Shares  Description                                                  Value
------------------------------------------------------------------------------
            Common Stocks-- 99.7%
            Gas Utilities--10.1%
    2,472   Energen Corp.                                       $      135,812
    2,733   ONEOK, Inc.                                                137,770
    2,583   Questar Corp.                                              136,512
                                                                 -------------
                                                                       410,094
                                                                 -------------
            Oil, Gas & Consumable
                 Fuels--89.6%
    1,656   Apache Corp.                                               135,113
    2,521   Atlas America, Inc.                                        135,453
    3,016   ATP Oil & Gas Corp. (a)                                    146,698
    1,798   BG Group PLC ADR                                           147,058
    3,750   Bill Barrett Corp. (a)                                     138,113
    3,615   Cabot Oil & Gas Corp.                                      133,321
    3,200   Carrizo Oil & Gas, Inc. (a)                                132,704
   11,764   Compton Petroleum Corp. (a)                                117,052
    2,172   EnCana Corp.                                               133,469
    2,838   Enerplus Resources Fund                                    133,613
    1,811   EOG Resources, Inc.                                        132,312
    3,665   EV Energy Partner LP (b)                                   134,799
    3,711   GMX Resources, Inc. (a)                                    128,401
   16,245   Ngas Resources, Inc. (a)                                   129,960
    2,204   Noble Energy, Inc.                                         137,508
    3,452   Penn Virginia Corp.                                        138,770
    2,941   Petroleum Development Corp. (a)                            139,639
    2,708   Pioneer Natural Resources Co.                              131,907
    3,045   Quicksilver Resources, Inc. (a)                            135,746
    3,591   Range Resources Corp.                                      134,339
    5,799   Rosetta Resources, Inc. (a)                                124,910
    2,963   Southwestern Energy Co. (a)                                131,854
    3,658   St. Mary Land & Exploration Co.                            133,956
    4,964   Statoil ASA ADR                                            153,933
    6,833   Talisman Energy, Inc.                                      132,082
    2,360   Ultra Petroleum Corp. (a)                                  130,366
    2,256   XTO Energy, Inc.                                           135,586
                                                                 -------------
                                                                     3,638,662
                                                                 -------------

            Total Investments--99.7%
            (Cost $4,205,468)                                        4,048,756
            Net Other Assets and
                 Liabilities--0.3%                                      10,292
                                                                 -------------
            Net Assets--100.0%                                   $   4,059,048
                                                                 =============

(a) Non-income producing security.

(b) Master limited partnership ("MLP").

ADR - American Depositary Receipt.


                  See Notes to Financial Statements.                    Page 51

First Trust ISE Chindia Index Fund
Portfolio of Investments
June 30, 2007 (Unaudited)

                                                                        Market
    Shares  Description                                                  Value
------------------------------------------------------------------------------
            Common Stocks--99.9%
            Chemicals--0.6%
    1,482   Sinopec Shanghai Petrochemical
                 Co., Ltd. ADR                                 $        98,405
                                                                 -------------
            Commercial Banks--10.7%
    6,942   HDFC Bank Ltd. ADR                                         584,933
   21,452   ICICI Bank Ltd. ADR                                      1,054,366
                                                                 -------------
                                                                     1,639,299
                                                                 -------------
            Communications Equipment
                 --1.3%
    5,818   Comtech Group, Inc. (a)                                     96,055
    7,972   Qiao Xing Universal Telephone,
                 Inc. (a)                                               98,614
                                                                 -------------
                                                                       194,669
                                                                 -------------
            Diversified Consumer Services
                 --0.8%
    2,160   New Oriental Education &
                 Technology Group, Inc. ADR (a)                        116,035
                                                                 -------------
            Diversified Telecommunications
                 --2.0%
    1,910   China Netcom Group Corp., Ltd. ADR                         105,966
    1,704   China Telecom Corp., Ltd. ADR                              100,809
    4,454   Videsh Sanchar Nigam Ltd. ADR                              103,645
                                                                 -------------
                                                                       310,420
                                                                 -------------
            Electrical Equipment--3.8%
    4,236   JA Solar Holdings Co., Ltd. ADR (a)                        142,880
   11,126   Solarfun Power Holdings Co., Ltd.
                 ADR (a)                                               113,374
    9,056   Suntech Power Holdings Co., Ltd.
                 ADR (a)                                               330,273
                                                                 -------------
                                                                       586,527
                                                                 -------------
            Electronic Equipment &
                 Instruments--0.6%
    7,948   Nam Tai Electronics, Inc.                                   94,740
                                                                 -------------
            Health Care Equipment &
                 Supplies--1.5%
                     4,000 China Medical Technologies, Inc.
                 ADR (a)                                               127,280
    3,394   Mindray Medical International
                 Ltd. ADR                                              103,619
                                                                 -------------
                                                                       230,899
                                                                 -------------
            Hotels, Restaurants & Leisure
                 --2.0%
    1,342   Ctrip.com International Ltd. ADR                           105,521
    3,214   Home Inns & Hotels Management,
                 Inc. ADR (a) 103,523

            Hotels, Restaurants & Leisure
                 (Continued)
    7,446   Melco PBL Entertainment Ltd.
                 ADR (a)                                       $        93,522
                                                                 -------------
                                                                       302,566
                                                                 -------------
            Independent Power Producers &
                 Energy Traders--0.7%
    2,372   Huaneng Power International,
                 Inc. ADR                                              110,179
                                                                 -------------
            Insurance--4.2%
   12,046   China Life Insurance Co., Ltd. ADR                         646,509
                                                                 -------------
            Internet Software & Services
                 --5.0%
    2,094   Baidu.com ADR (a)                                          351,750
    5,382   NetEase.com, Inc. ADR (a)                                   91,602
    2,522   SINA Corp. (a)                                             105,571
    3,798   Sohu.com, Inc. (a)                                         121,498
    6,886   Tom Online, Inc. ADR (a)                                    98,814
                                                                 -------------
                                                                       769,235
                                                                 -------------
            IT Services--20.3%
   20,210   Infosys Technologies Ltd. ADR                            1,018,180
   10,638   Patni Computer Systems Ltd. ADR                            268,184
   39,296   Satyam Computer Services Ltd. ADR                          972,969
   35,688   Wipro Ltd. ADR                                             554,948
   10,116   WNS Holdings Ltd. ADR (a)                                  287,901
                                                                 -------------
                                                                     3,102,182
                                                                 -------------
            Machinery--3.7%
   34,862   Tata Motors Ltd. ADR                                       572,434
                                                                 -------------
            Marine--0.7%
    3,326   Seaspan Corp.                                              107,031
                                                                 -------------
            Media--2.8%
    6,536   Focus Media Holding Ltd. ADR (a)                           330,068
   12,652   Xinhua Finance Media Ltd. ADR (a)                          104,632
                                                                 -------------
                                                                       434,700
                                                                 -------------
            Metals & Mining--4.7%
   17,028   Aluminum Corp. of China Ltd. ADR                           727,096
                                                                 -------------
            Oil, Gas & Consumable Fuels
                 --18.7%
    9,184   China Petroleum & Chemical
                 Corp. ADR                                           1,025,302
    5,470   CNOOC Ltd. ADR                                             621,884
    7,462   PetroChina Co., Ltd. ADR                                 1,109,450
    1,500   Yanzhou Coal Mining Co., Ltd. ADR                          114,045
                                                                 -------------
                                                                     2,870,681
                                                                 -------------


Page 52                  See Notes to Financial Statements.

First Trust ISE Chindia Index Fund
Portfolio of Investments (Continued)
June 30, 2007 (Unaudited)

                                                                        Market
    Shares  Description                                                  Value
------------------------------------------------------------------------------
            Common Stocks (Continued)
            Personal Products--0.6%
   10,236   American Oriental Bioengineering,
                 Inc. (a)                                        $      91,100
                                                                 -------------
            Pharmaceuticals--2.0%
   18,716   Dr. Reddy's Laboratories Ltd. ADR                          302,076
                                                                 -------------
            Road & Rail--0.7%
    2,482   Guangshen Railway Co., Ltd. ADR                            100,397
                                                                 -------------
            Semiconductors & Semiconductor
                 Equipment--1.4%
   14,406   Semiconductor Manufacturing
                 International Corp. ADR (a)                            99,257
    2,380   Trina Solar Ltd. ADR (a)                                   122,451
                                                                 -------------
                                                                       221,708
                                                                 -------------
            Software--2.1%
   11,990   CDC Corp., Class A (a)                                     100,836
    3,600   Shanda Interactive Entertainment
                 Ltd. ADR (a)                                          111,600
    2,272   The9 Ltd. ADR (a)                                          105,103
                                                                 -------------
                                                                       317,539
                                                                 -------------
            Wireless Telecommunication
                 Services--9.0%
   21,448   China Mobile Ltd. ADR                                    1,156,048
    6,802   China Unicom Ltd. ADR                                      117,198
    3,078   Hutchison Telecommunications
                 International Ltd. ADR (a)                             99,881
                                                                 -------------
                                                                     1,373,127
                                                                 -------------

            Total Investments--99.9%
            (Cost $14,678,611)                                      15,319,554
            Net Other Assets and
                 Liabilities--0.1%                                       8,715
                                                                 -------------
            Net Assets--100.0%                                    $ 15,328,269
                                                                 =============

(a) Non-income producing security.

ADR - American Depositary Receipt.


                  See Notes to Financial Statements.                    Page 53

First Trust Value Line(R) 100 Exchange-Traded Fund
Portfolio of Investments
June 30, 2007 (Unaudited)

                                                                        Market
    Shares  Description                                                  Value
------------------------------------------------------------------------------
            Common Stocks--100.2%
            Aerospace & Defense--3.1%
   55,284   BE Aerospace, Inc. (a)                               $   2,283,229
   39,877   Honeywell International, Inc.                            2,244,278
   18,759   Precision Castparts Corp.                                2,276,592
                                                                 -------------
                                                                     6,804,099
                                                                 -------------
            Auto Components--1.0%
   82,967   Cooper Tire & Rubber Co.                                 2,291,549
                                                                 -------------
            Beverages--1.0%
   42,910   Coca-Cola (The) Co.                                      2,244,622
                                                                 -------------
            Building Products--1.1%
   88,592   Apogee Enterprises, Inc.                                 2,464,629
                                                                 -------------
            Chemicals--3.0%
       13   Albemarle Corp.                                                501
   43,181   E.I. du Pont de Nemours & Co.                            2,195,322
   33,045   Monsanto Co.                                             2,231,859
   28,502   Potash Corp. of Saskatchewan, Inc.                       2,222,301
                                                                 -------------
                                                                     6,649,983
                                                                 -------------
            Commercial Services & Supplies
                 --5.1%
  161,246   Allied Waste Industries, Inc. (a)                        2,170,371
   67,583   CDI Corp.                                                2,176,173
   35,238   Corrections Corp. of America (a)                         2,223,870
   53,068   R.R. Donnelley & Sons Co.                                2,308,989
   73,269   TeleTech Holdings, Inc. (a)                              2,379,777
                                                                 -------------
                                                                    11,259,180
                                                                 -------------
            Communications Equipment
                 --6.4%
  170,915   Andrew Corp. (a)                                         2,468,013
   63,426   Ciena Corp. (a)                                          2,291,581
   82,191   Cisco Systems, Inc. (a)                                  2,289,019
   39,983   CommScope, Inc. (a)                                      2,333,008
   13,415   Research In Motion Ltd. (a)                              2,682,866
   57,166   Telefonaktiebolaget LM Ericsson ADR                      2,280,352
                                                                 -------------
                                                                    14,344,839
                                                                 -------------
            Computers & Peripherals--3.0%
   18,154   Apple, Inc. (a)                                          2,215,514
  125,879   EMC Corp. (a)                                            2,278,410
   43,413   NCR Corp. (a)                                            2,280,919
                                                                 -------------
                                                                     6,774,843
                                                                 -------------
            Construction & Engineering--2.0%
   38,771   Jacobs Engineering Group, Inc. (a)                       2,229,720
   74,050   Quanta Services, Inc. (a)                                2,271,114
                                                                 -------------
                                                                     4,500,834
                                                                 -------------

            Construction Materials--1.0%
   13,516   Martin Marietta Materials, Inc.                      $   2,189,862
                                                                 -------------
            Containers & Packaging--1.0%
   41,474   Ball Corp.                                               2,205,173
       14   Rock-Tenn Co., Class A                                         444
                                                                 -------------
                                                                     2,205,617
                                                                 -------------
            Diversified Consumer Services
                 --4.1%
   65,640   DeVry, Inc.                                              2,233,073
   19,904   ITT Educational Services, Inc. (a)                       2,336,332
  175,203   Service Corp. International                              2,239,094
   18,133   Strayer Education, Inc.                                  2,388,297
                                                                 -------------
                                                                     9,196,796
                                                                 -------------
            Diversified Telecommunication
                 Services--2.1%
   56,837   AT&T, Inc.                                               2,358,735
  233,861   Qwest Communications
                 International, Inc. (a)                             2,268,452
                                                                 -------------
                                                                     4,627,187
                                                                 -------------
            Electrical Equipment--1.0%
   28,927   General Cable Corp. (a)                                  2,191,220
                                                                 -------------
            Electronic Equipment &
                 Instruments--4.0%
   57,756   Agilent Technologies, Inc. (a)                           2,220,141
   53,279   Avnet, Inc. (a)                                          2,111,980
   50,196   FLIR Systems, Inc. (a)                                   2,321,565
   67,762   National Instruments Corp.                               2,207,008
                                                                 -------------
                                                                     8,860,694
                                                                 -------------
            Energy Equipment & Services
                 --2.1%
   23,879   Core Laboratories N.V. (a)                               2,428,256
   38,083   Smith International, Inc.                                2,233,187
                                                                 -------------
                                                                     4,661,443
                                                                 -------------
            Food & Staples Retailing--1.9%
   74,885   Kroger (The) Co.                                         2,106,515
   50,197   Walgreen Co.                                             2,185,577
                                                                 -------------
                                                                     4,292,092
                                                                 -------------
            Health Care Equipment &
                 Supplies--5.0%
   17,023   Alcon, Inc.                                              2,296,573
   44,287   Kinetic Concepts, Inc. (a)                               2,301,596
   53,478   St. Jude Medical, Inc. (a)                               2,218,802
   35,182   Stryker Corp.                                            2,219,632
   26,428   Zimmer Holdings, Inc. (a)                                2,243,473
                                                                 -------------
                                                                    11,280,076
                                                                 -------------


Page 54                  See Notes to Financial Statements.

First Trust Value Line(R) 100 Exchange-Traded Fund
Portfolio of Investments (Continued)
June 30, 2007 (Unaudited)

                                                                        Market
    Shares  Description                                                  Value
------------------------------------------------------------------------------
            Common Stocks (Continued)
            Health Care Providers & Services--4.1%
   45,812   Aetna, Inc.                                         $    2,263,113
   34,867   Chemed Corp.                                             2,311,333
  173,992   CryoLife, Inc. (a)                                       2,263,636
   45,085   Express Scripts, Inc. (a)                                2,254,701
                                                                 -------------
                                                                     9,092,783
                                                                 -------------
            Hotels, Restaurants & Leisure
                 --1.0%
   36,611   Vail Resorts, Inc. (a)                                   2,228,512
                                                                 -------------
            Household Durables--1.0%
   85,374   Tempur-Pedic International, Inc.                         2,211,187
                                                                 -------------
            Industrial Conglomerates--1.0%
   27,628   McDermott International, Inc. (a)                        2,296,439
                                                                 -------------
            Insurance--3.0%
   31,231   American International Group, Inc.                       2,187,107
   53,270   Aon Corp.                                                2,269,834
   44,765   CNA Financial Corp.                                      2,134,843
                                                                 -------------
                                                                     6,591,784
                                                                 -------------
            Internet & Catalog Retail--1.1%
   34,431   Priceline.com, Inc. (a)                                  2,366,787
                                                                 -------------
            Internet Software & Services
                 --4.1%
   69,515   eBay, Inc. (a)                                           2,236,993
  162,419   Interwoven, Inc. (a)                                     2,280,363
  243,897   SkillSoft PLC ADR (a)                                    2,265,803
   77,499   ValueClick, Inc. (a)                                     2,283,120
                                                                 -------------
                                                                     9,066,279
                                                                 -------------
            IT Services--2.0%
   37,811   Computer Sciences Corp. (a)                              2,236,521
   56,349   Paychex, Inc.                                            2,204,373
                                                                 -------------
                                                                     4,440,894
                                                                 -------------
            Leisure Equipment & Products
                 --1.0%
  125,511   Callaway Golf Co.                                        2,235,351
       14   Mattel, Inc.                                                   354
                                                                 -------------
                                                                     2,235,705
                                                                 -------------
            Life Sciences Tools & Services
                 --2.0%
   42,900   Charles River Laboratories
                 International, Inc. (a)                             2,214,498
   37,040   Waters Corp. (a)                                         2,198,694
                                                                 -------------
                                                                     4,413,192
                                                                 -------------
            Machinery--3.9%
   32,166   Bucyrus International, Inc., Class A                     2,276,710
   27,276   Cascade Corp.                                            2,139,529
            Machinery (Continued)
   26,734   Manitowoc (The) Co., Inc.                           $    2,148,879
   26,541   Terex Corp. (a)                                          2,157,783
                                                                 -------------
                                                                     8,722,901
                                                                 -------------
            Media--3.0%
       13   Citadel Broadcasting Corp.                                      84
   80,213   Comcast Corp., Class A (a)                               2,255,589
       20   Comcast Corp., Special Class A (a)                             559
       31   DIRECTV Group (The), Inc. (a)                                  716
   52,020   Shaw Communications, Inc., Class B                       2,186,921
   65,247   Walt Disney (The) Co.                                    2,227,533
                                                                 -------------
                                                                     6,671,402
                                                                 -------------
            Metals & Mining--3.0%
   21,008   Allegheny Technologies, Inc.                             2,203,319
       28   Brush Engineered Materials, Inc. (a)                         1,176
   38,968   Reliance Steel & Aluminum Co.                            2,192,340
   23,293   Southern Copper Corp.                                    2,195,598
                                                                 -------------
                                                                     6,592,433
                                                                 -------------
            Multiline Retail--3.1%
   76,047   Big Lots, Inc. (a)                                       2,237,303
   52,926   Dollar Tree Stores, Inc. (a)                             2,304,927
   31,906   Kohl's Corp. (a)                                         2,266,283
                                                                 -------------
                                                                     6,808,513
                                                                 -------------
            Office Electronics--1.0%
  117,237   Xerox Corp. (a)                                          2,166,540
                                                                 -------------
            Paper & Forest Products--1.0%
   57,682   International Paper Co.                                  2,252,482
                                                                 -------------
            Personal Products--0.0%
       20   NBTY, Inc. (a)                                                 864
                                                                 -------------
            Pharmaceuticals--3.0%
   42,990   GlaxoSmithKline PLC ADR                                  2,251,386
   74,400   Schering-Plough Corp.                                    2,264,736
   52,705   Sepracor, Inc. (a)                                       2,161,959
                                                                 -------------
                                                                     6,678,081
                                                                 -------------
            Semiconductors & Semiconductor
                 Equipment--3.9%
   66,522   FEI Co. (a)                                              2,159,304
  146,272   Integrated Device Technology, Inc. (a)                   2,233,574
   40,157   KLA-Tencor Corp.                                         2,206,627
   53,702   Varian Semiconductor Equipment
                 Associates, Inc. (a)                                2,151,302
                                                                 -------------
                                                                     8,750,807
                                                                 -------------
            Software--4.1%
   88,844   Jack Henry & Associates, Inc.                            2,287,733
   99,654   Moldflow Corp. (a)                                       2,190,395
  114,064   Oracle Corp. (a)                                         2,248,201



                  See Notes to Financial Statements.                   Page 55

First Trust Value Line(R) 100 Exchange-Traded Fund
Portfolio of Investments (Continued)
June 30, 2007 (Unaudited)

                                                                        Market
    Shares  Description                                                  Value
------------------------------------------------------------------------------

            Common Stocks (Continued)
            Software (Continued)
   54,003   SPSS, Inc. (a)                                      $    2,383,693
                                                                 -------------
                                                                     9,110,022
                                                                 -------------
            Specialty Retail--4.0%
   52,589   Aeropostale, Inc. (a)                                    2,191,910
   55,585   GameStop Corp., Class A (a)                              2,173,374
   46,844   Guess?, Inc.                                             2,250,386
   42,808   Tiffany & Co.                                            2,271,391
                                                                 -------------
                                                                     8,887,061
                                                                 -------------
            Textiles, Apparel & Luxury
                 Goods--2.0%
        9   Coach, Inc. (a)                                                427
   62,520   Gildan Activewear, Inc. (a)                              2,143,811
   61,543   Warnaco Group (The), Inc. (a)                            2,421,101
                                                                 -------------
                                                                     4,565,339
                                                                 -------------

            Total Investments--100.2%
            (Cost $197,063,078)                                    222,989,572
            Net Other Assets and
                 Liabilities--(0.2%) (447,516)
                                                                 -------------
            Net Assets--100.0%                                    $222,542,056
                                                                 =============

(a) Non-income producing security.

ADR - American Depositary Receipt.


Page 56                  See Notes to Financial Statements.

                         This page intentionally left blank.

First Trust Exchange-Traded Fund
Statement of Assets and Liabilities
June 30, 2007 (Unaudited)


                                                                                FIRST TRUST        FIRST TRUST
                                                                             DOW JONES SELECT       MORNINGSTAR(R)     FIRST TRUST
                                                                                 MICROCAP       DIVIDEND LEADERS(SM)     IPOX-100
                                                                              INDEX(SM) FUND         INDEX FUND         INDEX FUND
                                                                            ------------------  -------------------  --------------
ASSETS:
Investments at value......................................................     $ 16,629,036         $ 97,117,493       $ 23,538,127
Cash......................................................................               --                   --                 --
Receivables:
      Capital shares sold.................................................               --                   --                 --
      Investment securities sold..........................................               --              185,756                 --
      Dividends...........................................................           17,161              260,627             14,754
      Interest............................................................               --                   --                 --
      Reclaims............................................................               --                   --                 --
      From investment advisor.............................................           22,688               22,208             14,767
Other assets..............................................................              158                  775                195
                                                                             --------------       --------------     --------------
      TOTAL ASSETS........................................................       16,669,043           97,586,859         23,567,843
                                                                             --------------       --------------     --------------

LIABILITIES:
Due to Custodian..........................................................            4,508               76,187              4,033
Payables:
      Investment securities purchased.....................................               --              185,198                 --
      Capital shares purchased............................................               --                   --                 --
      Investment advisory fees............................................            6,812               24,491              8,039
Accrued expenses and other liabilities....................................           45,986               48,832             20,024
                                                                             --------------       --------------     --------------
      TOTAL LIABILITIES...................................................           57,306              334,708             32,096
                                                                             --------------       --------------     --------------

NET ASSETS................................................................     $ 16,611,737         $ 97,252,151       $ 23,535,747
                                                                             ==============       ==============     ==============

NET ASSETS CONSIST OF:
Paid-in capital...........................................................     $ 16,179,169         $ 91,198,075       $ 20,478,550
Par value.................................................................            6,550               41,000              9,500
Undistributed net investment income (accumulated net investment loss).....           59,044              (22,018)            62,418
Accumulated net realized gain (loss) on investments ......................       (1,035,326)           4,698,592            652,221
Net unrealized appreciation (depreciation) on investments.................        1,402,300            1,336,502          2,333,058
                                                                             --------------       --------------     --------------
NET ASSETS................................................................     $ 16,611,737         $ 97,252,151       $ 23,535,747
                                                                             ==============       ==============     ==============

NET ASSET VALUE, per share (par value $0.01 per share)....................  $         25.36      $         23.72    $         24.77
                                                                             ==============       ==============     ==============

Number of shares outstanding
(unlimited number of shares has been authorized)..........................          655,000            4,100,002            950,002
                                                                             --------------       --------------     --------------

Investments at cost.......................................................     $ 15,226,736         $ 95,780,991       $ 21,205,069
                                                                             ==============       ==============     ==============


Page 58                  See Notes to Financial Statements.

  FIRST TRUST        FIRST TRUST         FIRST TRUST       FIRST TRUST        FIRST TRUST        FIRST TRUST        FIRST TRUST
  NASDAQ-100         NASDAQ-100-           AMEX(R)          DOW JONES        DB STRATEGIC    VALUE LINE(R) EQUITY  VALUE LINE(R)
EQUAL WEIGHTED    TECHNOLOGY SECTOR    BIOTECHNOLOGY        INTERNET             VALUE           ALLOCATION          DIVIDEND
INDEX(SM) FUND     INDEX(SM) FUND       INDEX FUND        INDEX(SM) FUND      INDEX FUND         INDEX FUND         INDEX FUND
-----------------------------------------------------------------------------------------------------------------------------------
  $ 18,860,974       $ 18,639,548       $ 43,497,017       $ 59,722,737       $ 39,567,327       $ 15,898,171      $ 265,752,796
         3,971              6,639              4,516              7,914             10,369             17,030                 --
            --                 --                 --          1,297,447                 --                 --         16,164,123
            --                 --            151,543          1,295,567                 --                 --         16,179,840
         1,718              1,192                 --                 --             42,089             13,084            628,868
            --                 --                 --                 --                 --                 --                 --
            --                 --                 --                 --                 --                 --                 --
        11,710              7,156              5,727              5,183             16,890              8,969             88,838
           337                272                378                411                 81                543             10,376
--------------     --------------     --------------     --------------     --------------     --------------   ----------------
    18,878,710         18,654,807         43,659,181         62,329,259         39,636,756         15,937,797        298,824,841
--------------     --------------     --------------     --------------     --------------     --------------   ----------------


                                                                                                                         282,733

            --                 --                 --          1,290,011                 --                 --         16,170,042
            --                 --                 --          1,297,447                 --                 --         16,164,123
         6,139              6,031             14,664             19,296             15,242              6,589            112,166
        89,920             77,054             67,415             38,915             92,311             72,503            393,214
--------------     --------------     --------------     --------------     --------------     --------------   ----------------
        96,059             83,085             82,079          2,645,669            107,553             79,092         33,122,278
--------------     --------------     --------------     --------------     --------------     --------------   ----------------

  $ 18,782,651       $ 18,571,722       $ 43,577,102       $ 59,683,590       $ 39,529,203       $ 15,858,705      $ 265,702,563
==============     ==============     ==============     ==============     ==============     ==============   ================


  $ 16,568,615       $ 17,012,000       $ 41,658,265       $ 52,191,289       $ 36,242,910       $ 14,967,782      $ 205,705,654
         8,500              8,500             18,000             23,000             16,000              7,500            156,380
        (9,673)           (14,996)          (102,171)           (45,829)            11,017             11,611             11,128
     2,104,840          1,184,076          3,108,072          4,169,259          1,385,391            298,695         45,183,923
       110,369            382,142         (1,105,064)         3,345,871          1,873,885            573,117         14,645,478
--------------     --------------     --------------     --------------     --------------     --------------   ----------------
  $ 18,782,651       $ 18,571,722       $ 43,577,102       $ 59,683,590       $ 39,529,203       $ 15,858,705      $ 265,702,563
==============     ==============     ==============     ==============     ==============     ==============   ================

         22.10    $         21.85    $         24.21    $         25.95    $         24.71    $         21.14  $           16.99
==============     ==============     ==============     ==============     ==============     ==============   ================


       850,002            850,002          1,800,002          2,300,002          1,600,002            750,002         15,637,986
--------------     --------------     --------------     --------------     --------------     --------------   ----------------

  $ 18,750,605       $ 18,257,406       $ 44,602,081       $ 56,376,866       $ 37,693,442       $ 15,325,054      $ 251,107,318
==============     ==============     ==============     ==============     ==============     ==============   ================




                   See Notes to Financial Statements.                  Page 59

First Trust Exchange-Traded Fund
Statements of Assets and Liabilities (Continued)
June 30, 2007 (Unaudited)




                                                                                     FIRST TRUST               FIRST TRUST
                                                                                      NASDAQ-100          NASDAQ(R) CLEAN EDGE(R)
                                                                                 EX-TECHNOLOGY SECTOR       U.S. LIQUID SERIES
                                                                                    INDEX(SM) FUND               INDEX FUND
                                                                              -----------------------    ------------------------
ASSETS:
Investments at value......................................................           $  4,198,266           $ 17,635,455
Cash......................................................................                  2,439                  6,530
Receivables:
      Capital shares sold.................................................                     --                     --
      Investment securities sold..........................................                     --                     --
      Dividends...........................................................                    463                     --
      Interest............................................................                     --                     --
      Reclaims............................................................                     --                     --
      From investment advisor.............................................                  8,234                  8,724
Other assets..............................................................                     --                     --
                                                                                   --------------         --------------
      TOTAL ASSETS........................................................              4,209,402             17,650,709
                                                                                   --------------         --------------

LIABILITIES:
Due to Custodian..........................................................                     --                     --
Payables:
      Investment securities purchased.....................................                     --                     --
      Capital shares purchased............................................                     --                     --
      Investment advisory fees............................................                  1,373                  5,782
Accrued expenses and other liabilities....................................                 26,222                 27,469
                                                                                   --------------         --------------
      TOTAL LIABILITIES...................................................                 27,595                 33,251
                                                                                   --------------         --------------

NET ASSETS................................................................           $  4,181,807           $ 17,617,458
                                                                                   ==============         ==============

NET ASSETS CONSIST OF:
Paid-in capital...........................................................           $  3,998,040           $ 15,499,646
Par value.................................................................                  2,000                  7,500
Undistributed net investment income (loss)................................                   (288)               (15,380)
Accumulated net realized gain (loss) on investments ......................               234,396                 711,288
Net unrealized appreciation (depreciation) on investments.................                (52,341)             1,414,404
                                                                                   --------------         --------------
NET ASSETS................................................................           $  4,181,807           $ 17,617,458
                                                                                   ==============         ==============


NET ASSET VALUE, per share (par value $0.01 per share)....................         $        20.91        $         23.49
                                                                                   ==============         ==============

Number of shares outstanding
(unlimited number of shares has been authorized)..........................                200,002                750,002
                                                                                   --------------         --------------

Investments at cost.......................................................           $  4,250,607           $ 16,221,051
                                                                                   ==============         ==============


Page 60                         See Notes to Financial Statements.




         FIRST TRUST               FIRST TRUST              FIRST TRUST                 FIRST TRUST
             S&P                       ISE                   ISE-REVERE                     ISE                   FIRST TRUST
            REIT                      WATER                  NATURAL GAS                  CHINDIA               VALUE LINE(R) 100
         INDEX FUND                INDEX FUND                INDEX FUND                 INDEX FUND           EXCHANGE-TRADED FUND
     -------------------       -------------------       -------------------        -------------------  --------------------------

      $  2,735,791              $  5,439,214               $  4,048,756              $ 15,319,554                $ 222,989,572
            15,070                     7,308                     18,355                        --                    2,715,401

                --                 2,170,431                         --                        --                   34,879,308
            10,784                        --                         --                        --                   45,483,244
             8,113                     3,045                        271                    28,758                       86,158
                --                        --                         --                        --                       18,344
                --                        --                         --                        --                        9,203
            15,818                     9,603                      9,719                     9,295                        8,614
                --                        --                         --                    14,094                        5,033
    --------------            --------------             --------------            --------------              ---------------
         2,785,576                 7,629,601                  4,077,101                15,371,701                  306,194,877
    --------------            --------------             --------------            --------------              ---------------



             3,825                 2,168,412                         --                        --                   37,609,200
                --                        --                         --                        --                   45,722,718
               555                       931                        935                     3,813                      132,131
            27,926                    16,942                     17,118                    39,619                      188,772
    --------------            --------------             --------------            --------------              ---------------
            32,306                 2,186,285                     18,053                    43,432                   83,652,821
    --------------            --------------             --------------            --------------              ---------------

      $  2,753,270              $  5,443,316               $  4,059,048              $ 15,328,269                $ 222,542,056
    ==============            ==============             ==============            ==============              ===============


      $  2,949,547              $  5,227,617               $  4,132,612             $  14,564,492                $ 180,622,452
             1,500                     2,500                      2,000                     7,000                      133,400
            16,210                     2,495                      2,956                    23,892                     (428,659)
              (638)                   90,429                     78,192                    91,943                   16,288,368
          (213,349)                  120,275                   (156,712)                  640,942                   25,926,495
    --------------            --------------             --------------            --------------              ---------------
      $  2,753,270              $  5,443,316               $  4,059,048              $ 15,328,269                $ 222,542,056
    ==============            ==============             ==============            ==============              ===============

   $         18.35           $         21.77             $        20.30           $         21.90            $           16.68
    ==============            ==============             ==============            ==============              ===============


           150,002                   250,002                    200,002                   700,002                   13,339,982
    --------------            --------------             --------------            --------------              ---------------

      $  2,949,140              $  5,318,939               $  4,205,468              $ 14,678,611                $ 197,063,078
    ==============            ==============             ==============            ==============              ===============




Page 61                         See Notes to Financial Statements.

First Trust Exchange-Traded Fund
Statements of Operations



                                                                          FIRST TRUST            FIRST TRUST
                                                                         DOW JONES SELECT        MORNINGSTAR(R)       FIRST TRUST
                                                                             MICROCAP        DIVIDEND LEADERS(SM)       IPOX-100
                                                                          INDEX(SM) FUND           INDEX FUND          INDEX FUND
                                                                       --------------------  ---------------------  ---------------
                                                                            For the Six           For the Six         For the Six
                                                                           Months Ended          Months Ended        Months Ended
                                                                           June 30, 2007         June 30, 2007       June 30, 2007
                                                                            (Unaudited)           (Unaudited)         (Unaudited)
                                                                       --------------------  ---------------------   --------------
INVESTMENT INCOME:
Dividends (a) ......................................................     $    141,353           $ 1,844,080         $  124,268
                                                                        -------------         -------------        -----------
   Total investment income..........................................          141,353             1,844,080            124,268
                                                                        -------------         -------------        -----------

EXPENSES:
Investment advisory fees............................................           44,630               134,196             47,655
Custodian fees......................................................           19,213                11,712              7,833
Accounting and administration fees..................................           17,297                27,451             11,470
Audit and tax fees..................................................           15,878                15,862             15,969
Licensing fees......................................................           12,397                57,535             28,186
Legal fees..........................................................            6,078                 4,183              7,102
Printing fees.......................................................            5,857                14,566              9,371
Listing fees........................................................            5,601                 5,775              4,960
Registration and filing fees........................................            2,878                 6,686              1,128
Trustees' fees and expenses.........................................              596                 2,549                757
Transfer agent fees.................................................              446                 2,237                596
Other expenses......................................................            1,287                 3,285                826
                                                                        -------------         -------------      -------------
   Total expenses...................................................          132,158               286,037            135,853
   Less fees waived and expenses reimbursed by the investment advisor         (78,603)              (84,743)           (64,370)

                                                                        -------------         -------------      -------------
Net expenses........................................................           53,555               201,294             71,483
                                                                        -------------         -------------      -------------

NET INVESTMENT INCOME (LOSS)........................................           87,798             1,642,786             52,785
                                                                        -------------         -------------      -------------

REALIZED AND UNREALIZED GAIN (LOSS):................................
Net realized gain (loss) on:
   Investments......................................................          123,900              (304,464)          (304,259)
   In-kind redemptions..............................................          446,186             4,226,470          1,267,388
                                                                        -------------         -------------      -------------
Net realized gain (loss)............................................          570,086             3,922,006            963,129

Net change in unrealized appreciation (depreciation) on investments.          483,062            (3,605,901)         1,532,390
                                                                        -------------         -------------      -------------
Net realized and unrealized gain (loss).............................        1,053,148               316,105          2,495,519
                                                                        -------------         -------------      -------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS..................................................      $ 1,140,946           $ 1,958,891        $ 2,548,304
                                                                        =============         =============      =============


(a)  Net of foreign withholding taxes of $1,095 for the First Trust NASDAQ-100
     Equal Weighted Index(SM) Fund, $2,146 for the First Trust
     NASDAQ-100-Technology Sector(SM) Fund and $3,514 for the First Trust Value
     Line(R) Equity Allocation Index Fund.



Page 62                         See Notes to Financial Statements.



      FIRST TRUST           FIRST TRUST            FIRST TRUST          FIRST TRUST           FIRST TRUST           FIRST TRUST
      NASDAQ-100            NASDAQ-100-              AMEX(R)             DOW JONES           DB STRATEGIC           VALUE LINE(R)
    EQUAL WEIGHTED       TECHNOLOGY SECTOR       BIOTECHNOLOGY           INTERNET                VALUE           EQUITY ALLOCATION
    INDEX(SM) FUND        INDEX(SM) FUND          INDEX FUND          INDEX(SM) FUND          INDEX FUND            INDEX FUND
 --------------------  --------------------  --------------------  --------------------  -------------------- ----------------------
      For the Six           For the Six           For the Six           For the Six           For the Six           For the Six
     Months Ended          Months Ended          Months Ended          Months Ended          Months Ended          Months Ended
     June 30, 2007         June 30, 2007         June 30, 2007         June 30, 2007         June 30, 2007         June 30, 2007
      (Unaudited)           (Unaudited)           (Unaudited)           (Unaudited)           (Unaudited)           (Unaudited)
 --------------------  --------------------  --------------------  --------------------  -------------------- ----------------------
      $    63,781           $    59,237        $          --           $    82,097           $   212,277           $   108,756
     ------------          ------------         ------------          ------------          ------------          ------------
           63,781                59,237                   --                82,097               212,277               108,756
     ------------          ------------         ------------          ------------          ------------          ------------


           48,970                49,488               68,114                85,284                64,791                39,773
            6,194                 4,521                4,577                 5,246                 3,469                 4,330
           11,774                 7,422               10,234                12,908                 8,888                 6,998
           15,969                15,970               16,181                16,180                16,318                20,930
           12,242                12,372               13,623                13,993                74,109                11,932
            6,303                 7,129                7,343                 7,343                 7,426                 8,350
           13,823                11,487                7,001                 7,374                 9,434                11,192
            3,042                 3,041                4,966                 4,987                 4,959                 5,207
            2,041                 2,753                2,351                 1,791                 1,694                 2,931
              622                   536                  964                 1,297                   764                   506
              612                   619                  851                 1,066                   648                   398
            1,199                 1,166                1,085                 1,115                   729                 4,457
     ------------          ------------         ------------          ------------          ------------          ------------
          122,791               116,504              137,290               158,584               193,229               117,004
          (49,337)              (42,271)             (35,119)              (30,658)             (109,000)              (61,322)
     ------------          ------------         ------------          ------------          ------------          ------------
           73,454                74,233              102,171               127,926                84,229                55,682
     ------------          ------------         ------------          ------------          ------------          ------------

           (9,673)              (14,996)            (102,171)              (45,829)              128,048                53,074
     ------------          ------------         ------------          ------------          ------------          ------------



         (120,809)             (187,649)              74,459               (40,367)              (58,696)             (352,335)
        2,491,397             1,823,568            3,086,165             4,222,393             1,495,058               652,655
     ------------          ------------         ------------          ------------          ------------          ------------
        2,370,588             1,635,919            3,160,624             4,182,026             1,436,362               300,320

           62,764               459,261           (2,800,058)            1,543,872             1,452,350               756,784
     ------------          ------------         ------------          ------------          ------------          ------------
        2,433,352             2,095,180              360,566             5,725,898             2,888,712             1,057,104
     ------------          ------------         ------------          ------------          ------------          ------------


       $2,423,679            $2,080,184          $   258,395            $5,680,069            $3,016,760            $1,110,178
     ============          ============         ============          ============          ============          ============



                        See Notes to Financial Statements.              Page 63

First Trust Exchange-Traded Fund
Statements of Operations (Continued)



                                                                   FIRST TRUST           FIRST TRUST              FIRST TRUST
                                                                  VALUE LINE(R)          NASDAQ-100         NASDAQ(R) CLEAN EDGE(R)
                                                                    DIVIDEND        EX-TECHNOLOGY SECTOR      U.S. LIQUID SERIES
                                                                   INDEX FUND           INDEX(SM) FUND              INDEX FUND
                                                                 ------------------------------------------------------------------
                                                                                         For the Period          For the Period
                                                                   For the Six         February 8, 2007(c)      February 8, 2007(c)
                                                                   Months Ended              through                through
                                                                   June 30, 2007          June 30, 2007           June 30, 2007
                                                                     (Unaudited)          (Unaudited)              (Unaudited)
                                                                 ------------------------------------------------------------------

Dividends (d) ....................................................  $  4,661,808        $       8,838            $      17,624
                                                                  --------------        -------------            -------------
   Total investment income........................................     4,661,808                8,838                   17,624
                                                                  --------------        -------------            -------------

EXPENSES:
Investment advisory fees..........................................       762,373                6,084                   22,003
Custodian fees....................................................        26,870                  700                    1,202
Accounting and administration fees ...............................        79,759                1,237                    3,728
Audit and tax fees................................................        20,049               12,445                   12,424
Licensing fees....................................................       228,712                1,521                    5,501
Legal fees........................................................        11,439               10,624                   10,624
Printing fees.....................................................        34,240                6,464                    6,616
Listing fees......................................................        18,574                3,208                    3,332
Registration and filing fees......................................        31,186                    4                        4
Trustees' fees and expenses.......................................         9,874                  104                      281
Transfer agent fees...............................................         7,624                   76                      275
Other expenses....................................................        59,087                1,921                    1,921
                                                                  --------------        -------------            -------------
   Total expenses.................................................     1,289,787               44,388                   67,911
   Less fees waived and expenses reimbursed by the
       investment advisor.........................................      (222,466)             (35,262)                 (34,907)

                                                                  --------------        -------------            -------------
Net expenses......................................................     1,067,321                9,126                   33,004
                                                                  --------------        -------------            -------------

NET INVESTMENT INCOME (LOSS)......................................     3,594,487                 (288)                 (15,380)
                                                                  --------------        -------------            -------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain(loss) on:
   Investments....................................................    (2,638,682)             (11,220)                (138,029)
   In-kind redemptions............................................    49,088,901              245,616                  849,317
                                                                  --------------        -------------            -------------
Net realized gain (loss)..........................................    46,450,219              234,396                  711,288

Net change in unrealized appreciation (depreciation) on investments  (41,698,348)             (52,341)               1,414,404
                                                                  --------------        -------------            -------------
Net realized and unrealized gain (loss)...........................     4,751,871              182,055                2,125,692
                                                                  --------------        -------------            -------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS................................................  $  8,346,358         $    181,767              $ 2,110,312
                                                                  ==============        =============            =============


(c)  Inception date.

(d)  Net of foreign withholding taxes of $52,501 for the First Trust Value
     Line(R) Dividend Index Fund, $59 for the First Trust NASDAQ-100
     Ex-Technology Sector Index(SM) Fund, $683 for the First Trust ISE-Revere
     Natural Gas Index Fund and $19,631 for the First Trust Value Line(R) 100
     Exchange-Traded Fund.

(e)  Results for periods prior to June 18, 2007 are of First Trust Value Line(R)
     100 Fund. See Note 1 in the Notes to Financial Statements.



Page 64                    See Notes to Financial Statements.


          FIRST TRUST               FIRST TRUST             FIRST TRUST                 FIRST TRUST
             S&P                       ISE                   ISE-REVERE                     ISE                   FIRST TRUST
            REIT                      WATER                  NATURAL GAS                  CHINDIA               VALUE LINE(R) 100
         INDEX FUND                INDEX FUND                INDEX FUND                 INDEX FUND           EXCHANGE-TRADED FUND
     -------------------       -------------------       -------------------        -------------------   -------------------------
       For the Period            For the Period            For the Period             For the Period
       May 8, 2007 (c)           May 8, 2007 (c)           May 8, 2007 (c)            May 8, 2007 (c)             For the Six
           through                   through                   through                    through                Months Ended
        June 30, 2007             June 30, 2007             June 30, 2007              June 30, 2007           June 30, 2007 (e)
         (Unaudited)               (Unaudited)               (Unaudited)                (Unaudited)               (Unaudited)
     -------------------       -------------------       -------------------        -------------------   -------------------------

         $    17,724              $      4,592              $      5,054                $    30,682              $    892,048
        ------------              ------------              ------------               ------------             -------------
              17,724                     4,592                     5,054                     30,682                   892,048
        ------------              ------------              ------------               ------------             -------------


                 908                     1,398                     1,398                      4,527                   922,321
                 413                       412                       412                        510                     8,163
                 152                       175                       175                        566                   130,935
               6,831                     6,348                     6,348                      6,348                    21,796
              10,685                       175                       350                        905                   150,237
               3,561                     3,493                     3,493                      3,493                    15,063
               3,305                     3,255                     3,255                      3,255                    44,805
               1,438                     1,565                     1,565                      1,565                       580
                 260                       255                       255                        255                        --
                  37                        36                        36                         36                         7
                  15                        18                        18                         57                     3,029
               1,350                     1,331                     1,331                      1,331                    32,385
        ------------              ------------              ------------               ------------             -------------
              28,955                    18,461                    18,636                     22,848                 1,329,321
             (27,441)                  (16,364)                  (16,538)                   (16,058)                   (8,614)
        ------------              ------------              ------------               ------------             -------------
               1,514                     2,097                     2,098                      6,790                 1,320,707
        ------------              ------------              ------------               ------------             -------------

              16,210                     2,495                     2,956                     23,892                  (428,659)
        ------------              ------------              ------------               ------------             -------------



                (638)                     (540)                   (5,304)                    91,943                34,964,671
                 --                     90,969                    83,496                         --                        --
        ------------              ------------              ------------               ------------             -------------
                (638)                   90,429                    78,192                     91,943                34,964,671

            (213,349)                  120,275                  (156,712)                   640,942                (2,173,769)
        ------------              ------------              ------------               ------------             -------------
            (213,987)                  210,704                   (78,520)                   732,885                32,790,902
        ------------              ------------              ------------               ------------             -------------

        $   (197,777)               $  213,199               $   (75,564)               $   756,777               $32,362,243
        ============              ============               ===========               ============             =============



                       See Notes to Financial Statements.               Page 65

First Trust Exchange-Traded Fund
Statements of Changes in Net Assets


                                                                 FIRST TRUST                                  FIRST TRUST
                                                               DOW JONES SELECT                              MORNINGSTAR(R)
                                                                   MICROCAP                              DIVIDEND LEADERS(SM)
                                                                INDEX(SM) FUND                                INDEX FUND
                                                -----------------------------------------------------------------------------------
                                                       For the Six                                 For the Six      For the Period
                                                      Months Ended        For the Year            Months Ended     March 9, 2006 (a)
                                                      June 30, 2007           Ended               June 30, 2007         through
                                                       (Unaudited)      December 31, 2006          (Unaudited)     December 31, 2006
                                                   -----------------   ----------------------  -----------------   ----------------
   Net investment income (loss)..................... $     87,798       $     57,986              $ 1,642,786          $ 1,135,197
   Net realized gain (loss).........................      570,086          3,858,753                3,922,006            1,133,275
   Net change in unrealized appreciation (depreciation)   483,062             (4,051)              (3,605,901)           4,942,403
                                                    -------------      -------------            -------------        -------------
   Net increase (decrease) in net assets resulting
      from operations...............................    1,140,946          3,912,688                1,958,891            7,210,875
                                                    -------------      -------------            -------------        -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income............................      (30,130)           (67,080)              (1,560,000)          (1,240,001)
   Net realized gain................................           --                 --                       --                   --
   Return of capital................................           --                 --                       --                   --
                                                    -------------      -------------            -------------        -------------
   Total distributions to shareholders..............      (30,130)           (67,080)              (1,560,000)          (1,240,001)
                                                    -------------      -------------            -------------        -------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold........................    1,176,974         37,006,899               58,813,529           82,248,231
   Value of shares repurchased......................   (2,541,093)       (63,479,407)             (37,197,491)         (12,981,883)
                                                    -------------      -------------            -------------        -------------
   Net increase (decrease) in net assets resulting
      from shareholder transactions.................   (1,364,119)       (26,472,508)              21,616,038           69,266,348
                                                    -------------      -------------            -------------        -------------

   Net increase (decrease) in net assets............     (253,303)       (22,626,900)              22,014,929           75,237,222

NET ASSETS:
   Beginning of Period..............................   16,865,040         39,491,940               75,237,222                   --
                                                    -------------      -------------            -------------        -------------

   End of Period....................................  $16,611,737        $16,865,040              $97,252,151          $75,237,222
                                                    =============      =============            =============        =============

   Undistributed net investment income (loss)
      at end of period.............................. $     59,044      $       1,376              $   (22,018)         $  (104,804)
                                                    =============      =============            =============        =============

CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period..........      705,000          1,905,000                3,200,002                   --
   Shares sold......................................       50,000          1,700,000                2,450,000            3,800,002
   Shares repurchased...............................     (100,000)        (2,900,000)              (1,550,000)            (600,000)
                                                    -------------      -------------            -------------        -------------
   Shares outstanding, end of period................      655,000            705,000                4,100,002            3,200,002
                                                    =============      =============            =============        =============


(a)  Inception date.



Page 66                         See Notes to Financial Statements.

        FIRST TRUST                        FIRST TRUST                        FIRST TRUST                     FIRST TRUST
         IPOX-100                   NASDAQ-100 EQUAL WEIGHTED        NASDAQ-100-TECHNOLOGY SECTOR        AMEX(R) BIOTECHNOLOGY
        INDEX FUND                       INDEX(SM) FUND                     INDEX(SM) FUND                   INDEX FUND
-----------------------------------------------------------------------------------------------------------------------------------
For the Six    For the Period    For the Six    For the Period    For the Six    For the Period    For the Six      For the Period
Months Ended   April 12, 2006(a) Months Ended   April 19, 2006(a) Months Ended   April 19, 2006(a) Months Ended     June 19, 2006(a)
June 30, 2007  through           June 30, 2007  through           June 30, 2007  through           June 30, 2007    through
(Unaudited)    Dec 31, 2006      (Unaudited)    Dec 31, 2006      (Unaudited)    Dec 31, 2006      (Unaudited)      Dec 31, 2006
-------------  ----------------  -------------  ---------------   ------------  ----------------   -------------    ----------------
  $   52,785   $     9,633       $      (9,673)  $      (9,563)   $    (14,996)  $      (24,769)    $    (102,171)   $     (78,128)
     963,129      (611,993)          2,370,588         521,972       1,635,919          478,780         3,160,624        1,789,320
   1,532,390       800,668              62,764          47,605         459,261          (77,119)       (2,800,058)       1,694,994
------------  ------------      --------------  --------------    ------------   --------------    --------------    --------------

   2,548,304       198,308           2,423,679         560,014       2,080,184          376,892           258,395        3,406,186
------------  ------------      --------------  --------------    ------------   --------------    --------------    --------------


          --            --                  --              --              --               --                --                --
          --            --                  --              --              --               --                --                --
          --            --                  --              --              --               --                --                --
------------  ------------      --------------  --------------    ------------   --------------    --------------    --------------
          --            --                  --              --              --               --                --                --
------------  ------------      --------------  --------------    ------------   --------------    --------------    --------------


  10,382,778    43,915,451           6,380,938      32,413,288       3,086,833       33,510,515        27,488,664       43,126,529
  (9,375,985)  (24,133,109)        (16,180,067)     (6,815,201)    (14,554,871)      (5,927,831)      (13,607,697)     (17,094,975)
------------  ------------      --------------  --------------    ------------   --------------    --------------    --------------

   1,006,793    19,782,342          (9,799,129)     25,598,087     (11,468,038)      27,582,684        13,880,967       26,031,554
------------  ------------      --------------  --------------    ------------   --------------    --------------    --------------

   3,555,097    19,980,650          (7,375,450)     26,158,101      (9,387,854)      27,959,576        14,139,362       29,437,740


  19,980,650            --          26,158,101              --      27,959,576               --        29,437,740               --
------------  ------------      --------------  --------------    ------------   --------------    --------------    --------------

$ 23,535,747  $ 19,980,650       $  18,782,651    $ 26,158,101    $ 18,571,722     $ 27,959,576      $ 43,577,102     $ 29,437,740
============  ============      ==============  ==============    ============   ==============    ==============    ==============


$     62,418  $      9,633       $      (9,673)  $          --    $    (14,996) $            --     $    (102,171) $            --
============  ============      ==============  ==============    ============   ==============    ==============    ==============


     900,002            --           1,300,002              --       1,400,002               --         1,250,002               --
     450,000     2,150,002             300,000       1,650,002         150,000        1,700,002         1,100,000        2,050,002
    (400,000)   (1,250,000)           (750,000)       (350,000)       (700,000)        (300,000)         (550,000)        (800,000)
------------  ------------      --------------  --------------    ------------   --------------    --------------    --------------
     950,002       900,002             850,002       1,300,002         850,002        1,400,002         1,800,002        1,250,002
============  ============      ==============  ==============    ============   ==============    ==============    ==============



                         See Notes to Financial Statements.             Page 67

First Trust Exchange-Traded Fund
Statements of Changes in Net Assets (Continued)

                                                                  FIRST TRUST                                 FIRST TRUST
                                                              DOW JONES INTERNET                          DB STRATEGIC VALUE
                                                                INDEX(SM) FUND                                INDEX FUND
                                                   --------------------------------------------------------------------------------
                                                      For the Six         For the Period        For the Six         For the Period
                                                      Months Ended        June 19, 2006 (a)     Months Ended        July 6, 2006(a)
                                                      June 30, 2007       through               June 30, 2007       through
                                                      (Unaudited)         Dec 31, 2006          (Unaudited)         Dec 31, 2006
                                                   ----------------   ----------------------  -----------------    ----------------
OPERATIONS:
   Net investment income (loss)..................... $    (45,829)       $     (71,540)       $   128,048         $     88,369
   Net realized gain (loss).........................    4,182,026            1,527,363          1,436,362              905,761
   Net change in unrealized appreciation (depreciation) 1,543,872            1,801,999          1,452,350               421,535

                                                    -------------        -------------       -------------        -------------
   Net increase (decrease) in net assets resulting
      from operations...............................    5,680,069            3,257,822          3,016,760            1,415,665
                                                    -------------        -------------       -------------        -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income............................           --                   --           (135,000)             (70,400)
   Net realized gain................................           --                   --                 --                   --
   Return of capital................................           --                   --                 --                   --
                                                    -------------        -------------       -------------        -------------
   Total distributions to shareholders..............           --                   --           (135,000)             (70,400)
                                                    -------------        -------------       -------------        -------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold........................   48,551,894           36,616,435         34,034,227           35,100,009
   Value of shares repurchased......................  (20,501,421)         (13,921,209)       (15,036,939)         (18,795,119)
                                                    -------------        -------------       -------------        -------------
   Net increase (decrease) in net assets resulting
      from shareholder transactions.................   28,050,473           22,695,226         18,997,288           16,304,890
                                                    -------------        -------------       -------------        -------------

   Net increase (decrease) in net assets............   33,730,542           25,953,048         21,879,048           17,650,155

NET ASSETS:
   Beginning of Period..............................   25,953,048                   --         17,650,155                   --
                                                    -------------        -------------       -------------        -------------

   End of Period....................................  $59,683,590          $25,953,048        $39,529,203          $17,650,155
                                                    =============        =============       =============        =============

   Undistributed net investment income (loss)
      at end of period.............................. $    (45,829)      $           --      $      11,017       $       17,969
                                                    =============        =============       =============        =============

CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period..........    1,150,002                   --            800,002                   --
   Shares sold......................................    2,000,000            1,800,002          1,450,000            1,700,002
   Shares repurchased...............................     (850,000)            (650,000)          (650,000)            (900,000)
                                                    -------------        -------------       -------------        -------------
   Shares outstanding, end of period................    2,300,002            1,150,002          1,600,002              800,002
                                                    =============        =============       =============        =============


(a)  Inception date.

(b)  Results for periods prior to December 18, 2006 are of First Trust Value
     Line(R) Dividend Fund. See Note 1 to Financial Statements.

Page 68                         See Notes to Financial Statements

                                                                                         First Trust             First Trust
              First Trust                                First Trust                     NASDAQ-100               NASDAQ(R)
     Value Line(R) Equity Allocation                 Value Line(R) Dividend          Ex-Technology Sector       Clean Edge(R)
              Index Fund                                  Index Fund                    Index(SM) Fund           U.S. Liquid
                                                                                                               Series Index Fund
------------------------------------------  --------------------------------------   --------------------      -----------------
                                                                                     For the Period            For the Period
For the Six        For the Period          For the Six        For the Period         Feb 8, 2007(a)            Feb 8, 2007(a)
Months Ended       December 5, 2006 (a)    Months ended       June 1, 2006           through                   through
June 30, 2007      through                 June 30, 2007      through                June 30, 2007             June 30, 2007
(Unaudited)        December 31, 2006      (Unaudited)         December 31, 2006 (b)  (Unaudited)               (Unaudited)
----------------   ---------------------- -----------------   ---------------------  -----------------------   ----------------
        53,074     $          18,537          3,594,487       $     7,470,307        $         (288)           $        (15,380)
       300,320                29,372         46,450,219            56,814,074               234,396                     711,288
       756,784              (183,667)       (41,698,348)           10,193,087               (52,341)                  1,414,404
--------------      ----------------     --------------      ----------------         -------------            ----------------

     1,110,178              (135,758)         8,346,358            74,477,468               181,767                   2,110,312
--------------      ----------------     --------------      ----------------         -------------            ----------------


       (60,000)                   --         (3,583,359)           (8,925,194)                   --                          --
            --                    --                 --           (56,975,774)                   --                          --
            --                    --                 --            (2,336,074)                   --                          --
--------------      ----------------     --------------      ----------------         -------------            ----------------
       (60,000)                   --         (3,583,359)          (68,237,042)                   --                          --
--------------      ----------------     --------------      ----------------         -------------            ----------------


    15,360,848            20,920,099        113,651,039            37,030,620             6,112,898                  23,069,932
   (19,345,480)           (1,991,182)      (304,353,538)         (127,887,361)           (2,112,858)                 (7,562,786)
--------------      ----------------     --------------      ----------------         -------------            ----------------

    (3,984,632)           18,928,917       (190,702,499)          (90,856,741)            4,000,040                  15,507,146
--------------      ----------------     --------------      ----------------         -------------            ----------------

    (2,934,454)           18,793,159       (185,939,500)          (84,616,315)            4,181,807                  17,617,458
    18,793,159                    --        451,642,063           536,258,378                    --                          --
--------------      ----------------     --------------      ----------------         -------------            ----------------

$   15,858,705        $   18,793,159      $ 265,702,563         $ 451,642,063         $   4,181,807              $   17,617,458
==============      ================     ==============      ================         =============            ================


$       11,611      $         18,537     $       11,128       $            --        $         (288)            $       (15,380)
==============      ================     ==============      ================         =============            ================


       950,002                    --         26,938,000            32,400,000                    --                          --
       750,000             1,050,002          6,600,000             2,200,000               300,002                   1,100,002
      (950,000)             (100,000)       (17,900,014)           (7,662,000)             (100,000)                   (350,000)
--------------      ----------------     --------------      ----------------         -------------            ----------------
       750,002               950,002         15,637,986            26,938,000               200,002                     750,002
==============      ================     ==============      ================         =============            ================


                        See Notes to Financial Statements.              Page 69

First Trust Exchange-Traded Fund
Statement of Changes in Net Assets (Continued)

                                                                                        First Trust               First Trust
                                                                                            S&P                       ISE
                                                                                           REIT                      Water
                                                                                        Index Fund                Index Fund
                                                                                   ---------------------     ---------------------
                                                                                      For the Period            For the Period
                                                                                      May 8, 2007 (a)           May 8, 2007 (a)
                                                                                          through                   through
                                                                                       June 30, 2007             June 30, 2007
                                                                                        (Unaudited)               (Unaudited)
                                                                                   ---------------------     ---------------------
OPERATIONS:
   Net investment income (loss).............................................      $          16,210        $            2,495
   Net realized gain (loss)..................................................                  (638)                   90,429
   Net change in unrealized appreciation (depreciation)......................              (213,349)                  120,275
                                                                                   ----------------          ----------------
   Net increase (decrease) in net assets resulting from operations...........              (197,777)                  213,199
                                                                                   ----------------          ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income.....................................................                    --                        --
   Net realized gain........................................................                     --                        --
   Return of capital.........................................................                    --                        --
                                                                                   ----------------          ----------------
   Total distributions to shareholders.......................................                    --                        --
                                                                                   ----------------          ----------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold.................................................             2,951,047                 6,304,878
   Value of shares repurchased..............................................                    --                 (1,074,761)
                                                                                   ----------------          ----------------
   Net increase (decrease) in net assets resulting from shareholder transactions          2,951,047                 5,230,117
                                                                                   ----------------          ----------------

   Net increase (decrease) in net assets.....................................             2,753,270                 5,443,316

NET ASSETS:
   Beginning of Period.......................................................                    --                        --
                                                                                   ----------------          ----------------

   End of Period............................................................        $     2,753,270           $     5,443,316
                                                                                   ================          ================

   Undistributed net investment income (loss) at end of period...............      $         16,210         $           2,495
                                                                                   ================          ================

CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period...................................                    --                        --
   Shares sold...............................................................               150,002                   300,002
   Shares repurchased........................................................                    --                   (50,000)
                                                                                   ----------------          ----------------
   Shares outstanding, end of period.........................................               150,002                   250,002
                                                                                   ================          ================


(a)  Inception date.
(c)  Results for periods prior to June 18, 2007 are of First Trust Value
     Line(R) 100 Fund. See Note 1 to Financial Statements.


Page 70                      See Notes to Financial Statements.

             First Trust               First Trust
             ISE-Revere                    ISE
             Natural Gas                 Chindia
             Index Fund                Index Fund               First Trust Value Line(R) 100 Exchange-Traded Fund
       -----------------------   -----------------------       -----------------------------------------------------
           For the Period            For the Period
           May 8, 2007 (a)           May 8, 2007 (a)                 For the Six
               through                   through                     Months Ended              For the Year
            June 30, 2007             June 30, 2007                June 30, 2007 (c)               Ended
             (Unaudited)               (Unaudited)                    (Unaudited)          December 31, 2006 (c)
       -----------------------   -----------------------       -----------------------   -------------------------
       $           2,956          $         23,892                $     (428,659)            $    (1,199,513)
                  78,192                    91,943                    34,964,671                  20,416,167
                (156,712)                  640,942                    (2,173,769)                 (8,499,843)
        ----------------          ----------------              ----------------           -----------------
                 (75,564)                  756,777                    32,362,243                  10,716,811
        ----------------          ----------------              ----------------           -----------------


                      --                        --                            --                          --
                      --                        --                   (18,451,950)                (32,863,710)
                      --                        --                            --                          --
        ----------------          ----------------              ----------------           -----------------
                      --                        --                   (18,451,950)                (32,863,710)
        ----------------          ----------------              ----------------           -----------------


               5,209,938                16,704,788                    34,879,308                          --
              (1,075,326)               (2,133,296)                 (104,149,408)                         --
        ----------------          ----------------              ----------------           -----------------
               4,134,612                14,571,492                   (69,270,100)                         --
        ----------------          ----------------              ----------------           -----------------

               4,059,048                15,328,269                   (55,359,807)                (22,146,899)


                     --                         --                   277,901,863                 300,048,762
        ----------------          ----------------              ----------------           -----------------

         $     4,059,048            $   15,328,269                $  222,542,056              $  277,901,863
        ================          ================              ================           =================

       $           2,956          $         23,892               $      (428,659)         $               --
        ================          ================              ================           =================


                     --                         --                    17,490,000                  17,490,000
                 250,002                   800,002                     2,100,000                          --
                 (50,000)                 (100,000)                   (6,250,018)                         --
        ----------------          ----------------              ----------------           -----------------
                 200,002                   700,002                    13,339,982                  17,490,000
        ================          ================              ================           =================



                          See Notes to Financial Statements.            Page 71

First Trust Exchange-Traded Fund
Financial Highlights
For a Share outstanding throughout each period



FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND

                                                                        For the
                                                                    Six Months Ended        For the Period         Sept. 27, 2005(a)
                                                                     June 30, 2007            Year Ended             through
                                                                      (Unaudited)          December 31, 2006       December 31, 2005
                                                              ------------------------   ---------------------   -------------------
Net asset value, beginning of period                                   $   23.92            $    20.73            $    20.00
                                                                       ---------            ----------            ----------
Income from investment operations:
Net investment income (loss) (b)                                            0.12                  0.06                  0.03
Net realized and unrealized gain (loss) (b)                                 1.37                  3.19                  0.72
                                                                       ---------            ----------            ----------
Total from investment operations                                            1.49                  3.25                  0.75
                                                                       ---------            ----------            ----------

Distributions paid to shareholders from:
Net investment income                                                      (0.05)                (0.06)                (0.02)
                                                                       ---------            ----------            ----------

Net asset value, end of period                                         $   25.36            $    23.92            $    20.73
                                                                       =========            ==========            ==========

TOTAL RETURN (c)                                                            6.21%                15.69%                 3.74%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                   $  16,612             $  16,865             $  39,492
Ratios to average net assets:
Ratio of net expenses to average net assets                                0.60%(d)              0.60%                 0.60%(d)
Ratio of total expenses to average net assets                              1.48%(d)              1.18%                 1.44%(d)
Ratio of net investment income to average net assets                       0.98%(d)              0.24%                 0.51%(d)
Portfolio turnover rate (e)                                                   7%                   20%                    6%



FIRST TRUST MORNINGSTAR(R) DIVIDEND LEADERS(SM) INDEX FUND
                                                                          For the           For the Period
                                                                     Six Months Ended      March 9, 2006 (a)
                                                                       June 30, 2007            through
                                                                        (Unaudited)        December 31, 2006
                                                                 ----------------------   -------------------
Net asset value, beginning of period                                   $    23.51            $    20.00
                                                                       ----------            ----------
Income from investment operations:
Net investment income (loss) (b)                                             0.44                  0.59
Net realized and unrealized gain (loss) (b)                                  0.17                  3.52
                                                                       ----------            ----------
Total from investment operations                                             0.61                  4.11
                                                                       ----------            ----------

Distributions paid to shareholders from:
Net investment income                                                       (0.40)                (0.60)
                                                                       ----------            ----------

Net asset value, end of period                                         $    23.72            $    23.51
                                                                       ==========            ==========

TOTAL RETURN (c)                                                             2.59%                20.80%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                    $  97,252             $  75,237
Ratios to average net assets:
Ratio of net expenses to average net assets                                  0.45%(d)              0.45%(d)
Ratio of total expenses to average net assets                                0.64%(d)              0.99%(d)
Ratio of net investment income to average net assets                         3.67%(d)              3.55%(d)
Portfolio turnover rate (e)                                                     5%                   9%


(a) Inception date.
(b) Based on average shares outstanding.
(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(d) Annualized.
(e) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.



Page 72                 See Notes to Financial Statements.

First Trust Exchange-Traded Fund
Financial Highlights
For a Share outstanding throughout each period


FIRST TRUST IPOX-100 INDEX FUND
                                                                          For the           For the Period
                                                                     Six Months Ended     April 12, 2006 (a)
                                                                       June 30, 2007            through
                                                                        (Unaudited)        December 31, 2006
                                                                 ---------------------   -----------------------
Net asset value, beginning of period                                   $    22.20            $    20.00
                                                                       ----------            ----------
Income from investment operations:
Net investment income (loss) (b)                                             0.05                  0.01
Net realized and unrealized gain (loss) (b)                                  2.52                  2.19
                                                                       ----------            ----------
Total from investment operations                                             2.57                  2.20
                                                                       ----------            ----------

Net asset value, end of period                                         $    24.77            $    22.20
                                                                       ==========            ==========

TOTAL RETURN (c)                                                           11.58%                11.00%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                    $  23,536             $  19,981
Ratios to average net assets:
Ratio of net expenses to average net assets                                 0.60%(d)              0.60%(d)
Ratio of total expenses to average net assets                               1.14%(d)              1.44%(d)
Ratio of net investment income to average net assets                        0.44%(d)              0.07%(d)
Portfolio turnover rate (e)                                                    7%                   26%




FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND
                                                                          For the           For the Period
                                                                     Six Months Ended     April 19, 2006 (a)
                                                                       June 30, 2007            through
                                                                        (Unaudited)        December 31, 2006
                                                                 ---------------------   ------------------------
Net asset value, beginning of period                                   $    20.12            $    20.00
                                                                       ----------            ----------
Income from investment operations:
Net investment income (loss) (b)                                            (0.01)                (0.01)
Net realized and unrealized gain (loss) (b)                                  1.99                  0.13
                                                                       ----------            ----------
Total from investment operations                                             1.98                  0.12
                                                                       ----------            ----------

Net asset value, end of period                                         $    22.10            $    20.12
                                                                       ==========            ==========

TOTAL RETURN (c)                                                            9.84%                 0.60%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                    $  18,783             $  26,158
Ratios to average net assets:
Ratio of net expenses to average net assets                                 0.60%(d)            0.60%(d)
Ratio of total expenses to average net assets                               1.00%(d)            1.31%(d)
Ratio of net investment loss to average net assets                        (0.08)%(d)          (0.07)%(d)
Portfolio turnover rate (e)                                                    3%                    1%


(a) Inception date.
(b) Based on average shares outstanding.
(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(d) Annualized.
(e) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


                 See Notes to Financial Statements.                     Page 73

First Trust Exchange-Traded Fund
Financial Highlights
For a Share outstanding throughout each period


FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR INDEX(SM) FUND
                                                                          For the           For the Period
                                                                     Six Months Ended     April 19, 2006 (a)
                                                                       June 30, 2007            through
                                                                        (Unaudited)        December 31, 2006
                                                                 ---------------------   -----------------------
Net asset value, beginning of period                                   $    19.97            $    20.00
                                                                       ----------            ----------
Income from investment operations:
Net investment income (loss) (b)                                            (0.01)                (0.03)
Net realized and unrealized gain (loss) (b)                                  1.89                  0.00(f)
                                                                       ----------            ----------
Total from investment operations                                             1.88                 (0.03)
                                                                       ----------            ----------

Net asset value, end of period                                         $    21.85            $    19.97
                                                                       ==========            ==========

TOTAL RETURN (c)                                                            9.41%               (0.15)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                    $  18,572             $  27,960
Ratios to average net assets:
Ratio of net expenses to average net assets                                 0.60%(d)              0.60%(d)
Ratio of total expenses to average net assets                               0.94%(d)              1.37%(d)
Ratio of net investment loss to average net assets                        (0.12)%(d)            (0.20)%(d)
Portfolio turnover rate (e)                                                    3%                    7%



FIRST TRUST AMEX(R) BIOTECHNOLOGY INDEX FUND
                                                                          For the           For the Period
                                                                     Six Months Ended      June 19, 2006 (a)
                                                                       June 30, 2007            through
                                                                        (Unaudited)        December 31, 2006
                                                                 -----------------------   ----------------------
Net asset value, beginning of period                                   $    23.55            $    20.00
                                                                       ----------            ----------
Income from investment operations:
Net investment income (loss) (b)                                            (0.07)                (0.07)
Net realized and unrealized gain (loss) (b)                                  0.73                  3.62
                                                                       ----------            ----------
Total from investment operations                                             0.66                  3.55
                                                                       ----------            ----------

Net asset value, end of period                                         $    24.21            $    23.55
                                                                       ==========            ==========

TOTAL RETURN (c)                                                            2.80%                17.75%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                    $  43,577             $  29,438
Ratios to average net assets:
Ratio of net expenses to average net assets                                 0.60%(d)              0.60%(d)
Ratio of total expenses to average net assets                               0.81%(d)              1.22%(d)
Ratio of net investment loss to average net assets                        (0.60)%(d)            (0.60)%(d)
Portfolio turnover rate (e)                                                   11%                    4%


(a) Inception date.
(b) Based on average shares outstanding.
(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(d) Annualized.
(e) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.
(f) Amount represents less than $0.01 per share.


Page 74                    See Notes to Financial Statements.

First Trust Exchange-Traded Fund
Financial Highlights
For a Share outstanding throughout each period


FIRST TRUST DOW JONES INTERNET INDEX(SM) FUND
                                                                          For the           For the Period
                                                                     Six Months Ended      June 19, 2006 (a)
                                                                       June 30, 2007            through
                                                                        (Unaudited)        December 31, 2006
                                                                 ---------------------   ------------------------
Net asset value, beginning of period                                   $    22.57            $    20.00
                                                                       ----------            ----------
Income from investment operations:
Net investment income (loss) (b)                                            (0.03)                (0.07)
Net realized and unrealized gain (loss) (b)                                  3.41                  2.64
                                                                       ----------            ----------
Total from investment operations                                             3.38                  2.57
                                                                       ----------            ----------

Net asset value, end of period                                         $    25.95            $    22.57
                                                                       ==========            ==========

TOTAL RETURN (c)                                                           14.98%                12.85%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                    $  59,684             $  25,953
Ratios to average net assets:
Ratio of net expenses to average net assets                                 0.60%(d)            0.60%(d)
Ratio of total expenses to average net assets                               0.74%(d)            1.24%(d)
Ratio of net investment loss to average net assets                        (0.21)%(d)          (0.55)%(d)
Portfolio turnover rate (e)                                                    1%                    4%



FIRST TRUST DB STRATEGIC VALUE INDEX FUND
                                                                          For the           For the Period
                                                                     Six Months Ended      July 6, 2006 (a)
                                                                       June 30, 2007            through
                                                                        (Unaudited)        December 31, 2006
                                                                 ---------------------   ------------------------
Net asset value, beginning of period                                   $    22.06           $    20.00
                                                                       ----------            ----------
Income from investment operations:
Net investment income (loss) (b)                                             0.11                  0.12
Net realized and unrealized gain (loss) (b)                                  2.63                  2.03
                                                                       ----------            ----------
Total from investment operations                                             2.74                  2.15
                                                                       ----------            ----------

Distributions paid to shareholders from:
Net investment income                                                       (0.09)                (0.09)
                                                                       ----------            ----------

Net asset value, end of period                                         $    24.71            $    22.06
                                                                       ==========            ==========

TOTAL RETURN (c)                                                           12.37%                10.74%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                    $  39,529             $  17,650
Ratios to average net assets:
Ratio of net expenses to average net assets                                 0.65%(d)            0.65%(d)
Ratio of total expenses to average net assets                               1.49%(d)            2.59%(d)
Ratio of net investment income to average net assets                        0.99%(d)            1.29%(d)
Portfolio turnover rate (e)                                                    4%                    4%


(a) Inception date.
(b) Based on average shares outstanding.
(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(d) Annualized.
(e) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

                      See Notes to Financial Statements.                Page 75



First Trust Exchange-Traded Fund
Financial Highlights
For a Share outstanding throughout each period


FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND
                                                                         For the            For the Period
                                                                     Six Months Ended    December 5, 2006 (a)
                                                                       June 30, 2007            through
                                                                        (Unaudited)        December 31, 2006
                                                                 ----------------------  -----------------------
Net asset value, beginning of period                                   $    19.78            $    20.00
                                                                       ----------            ----------
Income from investment operations:
Net investment income (loss) (b)                                             0.07                  0.03
Net realized and unrealized gain (loss) (b)                                  1.37                 (0.25)
                                                                       ----------            ----------
Total from investment operations                                             1.44                 (0.22)
                                                                       ----------            ----------

Distributions paid to shareholders from:
Net investment income                                                       (0.08)                   --
                                                                       ----------            ----------

Net asset value, end of period                                         $    21.14            $    19.78
                                                                       ==========            ==========

TOTAL RETURN (c)                                                            7.28%               (1.10)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                    $  15,859             $  18,793
Ratios to average net assets:
Ratio of net expenses to average net assets                                 0.70%(d)              0.70%(d)
Ratio of total expenses to average net assets                               1.47%(d)              3.25%(d)
Ratio of net investment income to average net assets                        0.67%(d)              1.82%(d)
Portfolio turnover rate (e)                                                   21%                    1%



(a) Inception date.
(b) Based on average shares outstanding.
(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(d) Annualized.
(e) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

Page 76                      See Notes to Financial Statements.

First Trust Exchange-Traded Fund
Financial Highlights
For a Share outstanding throughout each period


FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND

                                             For the           For the Period
                                          Six Months Ended     June 1, 2006       For the Year      For the Year    For the Period
                                            June 30, 2007         through             Ended             Ended            Ended
                                             (Unaudited)        Dec 31, 2006(a)   May 31, 2006(a)  May 31, 2005(a)  May 31, 2004(a)
                                        ------------------   ------------------  ----------------  ---------------  ---------------
Net asset value, beginning of period       $     16.77         $     16.55       $     17.24       $     16.13      $     14.33(f)
                                           -----------         -----------       -----------       -----------      -----------

Income from investment operations:
Net investment income (loss)                      0.20 (b)            0.24(b)           0.43              0.41             0.27
Net realized and unrealized gain (loss)           0.24 (b)            2.10(b)           1.00              1.99             1.86
                                           -----------         -----------       -----------       -----------      -----------
Total from investment operations                  0.44                2.34              1.43              2.40             2.13
                                           -----------         -----------       -----------       -----------      -----------

Distributions paid to shareholders from:
Net investment income                            (0.22)              (0.63)            (0.42)            (0.37)           (0.20)
Net realized gains                                   --              (1.41)            (1.70)            (0.92)           (0.11)
Return of capital                                    --              (0.08)               --                --               --
                                           -----------         -----------       -----------       -----------      -----------
Total distributions to shareholders              (0.22)              (2.12)            (2.12)            (1.29)           (0.31)
                                           -----------         -----------       -----------       -----------      -----------

Common Shares offering costs
     charged to paid-in capital                     --                  --                --
                                                                                                         (0.00)(c)        (0.02)
                                           -----------         -----------       -----------       -----------      -----------

Net asset value, end of period             $     16.99         $     16.77       $     16.55       $     17.24      $     16.13
                                           ===========         ===========       ===========       ===========      ===========

TOTAL RETURN                                     2.62%(e)           14.70%(e)         10.26%(d)          16.05%(d)        15.09%(d)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)         $ 265,703           $ 451,642         $ 536,258         $ 558,705        $ 522,731
Ratios to average net assets:
Ratio of net expenses to average net assets      0.70%(g)            0.93%(g)(i)       0.93%             0.93%            0.93%(g)
Ratio of total expenses to average net assets    0.85%(g)            0.94%(g)          0.93%             0.93%            0.93%(g)
Ratio of net investment income to average
     net assets                                  2.36%(g)            2.36%(g)          2.51%             2.45%            2.29%(g)
Portfolio turnover rate (h)                         3%                 28%               58%               57%              46%



(a) The Fund commenced operations on August 19, 2003. Results for periods prior to December 18, 2006 are of First Trust Value Line(R) Dividend Fund. See
    Note 1 in the Notes to Financial Statements.
(b) Based on average shares outstanding. (c) Amount represents less than $0.01 per share.
(d) Total return based on net asset value is the combination of reinvested dividend distributions and reinvested capital gains distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in net asset value per share and does not reflect sales load.
(e) Total return based on net asset value is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Prior to December 18, 2006, total return based on net asset value assumed that all dividend distributions were reinvested at prices obtained by the Dividend Reinvestment Plan of First Trust Value Line(R) Dividend Fund. See
    Note 1 in the Notes to Financial Statements. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain fees had not been reimbursed by the investment advisor.
(f) Net of sales load $0.675 per Common Share on initial offering. (g)
    Annualized.
(h) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.
(i) The annualized expense ratio is capped at 0.70% for the first two years from the date of the reorganization. This ratio of 0.93% includes expenses for a portion of the period prior to the reorganization for the First Trust Value Line(R) Dividend Fund.


                      See Notes to Financial Statements.                Page 77

First Trust Exchange-Traded Fund
Financial Highlights
For a Share outstanding throughout each period


FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX(SM) FUND
                                                                                            For the Period
                                                                                         February 8, 2007 (a)
                                                                                                through
                                                                                             June 30, 2007
                                                                                              (Unaudited)
                                                                                        -----------------------
Net asset value, beginning of period                                                         $    20.00
                                                                                             ----------
Income from investment operations:
Net investment income (loss) (b)                                                                   0.00(f)
Net realized and unrealized gain (loss) (b)                                                        0.91
                                                                                             ----------
Total from investment operations                                                                   0.91
                                                                                             ----------

Net asset value, end of period                                                               $    20.91
                                                                                             ==========

TOTAL RETURN (c)                                                                                  4.55%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                                         $    4,182
Ratios to average net assets:
Ratio of net expenses to average net assets                                                     0.60%(d)
Ratio of total expenses to average net assets                                                   2.92%(d)
Ratio of net investment loss to average net assets                                              (0.02)%(d)
Portfolio turnover rate (e)                                                                          6%




FIRST TRUST NASDAQ(R) CLEAN EDGE(R) U.S. LIQUID SERIES INDEX FUND
                                                                                            For the Period
                                                                                         February 8, 2007 (a)
                                                                                                through
                                                                                             June 30, 2007
                                                                                              (Unaudited)
                                                                                        -----------------------
Net asset value, beginning of period                                                         $    20.00
                                                                                             ----------
Income from investment operations:
Net investment income (loss) (b)                                                                  (0.02)
Net realized and unrealized gain (loss) (b)                                                        3.51
                                                                                             ----------
Total from investment operations                                                                   3.49
                                                                                             ----------

Net asset value, end of period                                                               $    23.49
                                                                                             ==========

TOTAL RETURN (c)                                                                                 17.45%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                                          $  17,617
Ratios to average net assets:
Ratio of net expenses to average net assets                                                     0.60%(d)
Ratio of total expenses to average net assets                                                   1.23%(d)
Ratio of net investment loss to average net assets                                              (0.28)%(d)
Portfolio turnover rate (e)                                                                          3%


(a) Inception date.
(b) Based on average shares outstanding.
(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(d) Annualized.
(e) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.
(f) Amount represents less than $0.01 per share.



Page 78                      See Notes to Financial Statements.

First Trust Exchange-Traded Fund
Financial Highlights
For a Share outstanding throughout each period


FIRST TRUST S&P REIT INDEX FUND

                                                                                            For the Period
                                                                                            May 8, 2007 (a)
                                                                                                through
                                                                                             June 30, 2007
                                                                                              (Unaudited)
                                                                                        -----------------------
Net asset value, beginning of period                                                         $    20.00
                                                                                             ----------
Income from investment operations:
Net investment income (loss) (b)                                                                   0.13
Net realized and unrealized gain (loss) (b)                                                       (1.78)
                                                                                             ----------
Total from investment operations                                                                  (1.65)
                                                                                             ----------

Net asset value, end of period                                                               $    18.35
                                                                                             ==========

TOTAL RETURN (c)                                                                                (8.25)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                                          $   2,753
Ratios to average net assets:
Ratio of net expenses to average net assets                                                     0.50%(d)
Ratio of total expenses to average net assets                                                   9.57%(d)
Ratio of net investment income to average net assets                                            5.36%(d)
Portfolio turnover rate (e)                                                                          1%


FIRST TRUST ISE WATER INDEX FUND
                                                                                            For the Period
                                                                                            May 8, 2007 (a)
                                                                                                through
                                                                                             June 30, 2007
                                                                                              (Unaudited)
                                                                                        -----------------------
Net asset value, beginning of period                                                         $    20.00
                                                                                             ----------
Income from investment operations:
Net investment income (loss) (b)                                                                   0.01
Net realized and unrealized gain (loss) (b)                                                        1.76
                                                                                             ----------
Total from investment operations                                                                   1.77
                                                                                             ----------

Net asset value, end of period                                                               $    21.77
                                                                                             ==========

TOTAL RETURN (c)                                                                                  8.85%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                                          $   5,443
Ratios to average net assets:
Ratio of net expenses to average net assets                                                     0.60%(d)
Ratio of total expenses to average net assets                                                   5.28%(d)
Ratio of net investment income to average net assets                                            0.71%(d)
Portfolio turnover rate (e)                                                                          4%


(a) Inception date.
(b) Based on average shares outstanding.
(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(d) Annualized.
(e) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.



                      See Notes to Financial Statements.                Page 79


First Trust Exchange-Traded Fund
Financial Highlights
For a Share outstanding throughout each period


First Trust ISE-Revere Natural Gas Index Fund
                                                                                            For the Period
                                                                                            May 8, 2007 (a)
                                                                                                through
                                                                                             June 30, 2007
                                                                                              (Unaudited)
                                                                                        -----------------------
Net asset value, beginning of period                                                         $    20.00
                                                                                             ----------
Income from investment operations:
Net investment income (loss) (b)                                                                   0.02
Net realized and unrealized gain (loss) (b)                                                        0.28
                                                                                             ----------
Total from investment operations                                                                   0.30
                                                                                             ----------

Net asset value, end of period                                                               $    20.30
                                                                                             ==========

TOTAL RETURN (c)                                                                                  1.50%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                                          $   4,059
Ratios to average net assets:
Ratio of net expenses to average net assets                                                     0.60%(d)
Ratio of total expenses to average net assets                                                   5.33%(d)
Ratio of net investment income to average net assets                                            0.85%(d)
Portfolio turnover rate (e)                                                                          0%

FIRST TRUST ISE CHINDIA INDEX FUND
                                                                                            For the Period
                                                                                            May 8, 2007 (a)
                                                                                                through
                                                                                             June 30, 2007
                                                                                              (Unaudited)
                                                                                        -----------------------
Net asset value, beginning of period                                                         $    20.00
                                                                                             ----------
Income from investment operations:
Net investment income (loss) (b)                                                                   0.02
Net realized and unrealized gain (loss) (b)                                                        1.88
                                                                                             ----------
Total from investment operations                                                                   1.90
                                                                                             ----------

Net asset value, end of period                                                               $    21.90
                                                                                             ==========

TOTAL RETURN (c)                                                                                  9.50%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                                          $  15,328
Ratios to average net assets:
Ratio of net expenses to average net assets                                                     0.60%(d)
Ratio of total expenses to average net assets                                                   2.02%(d)
Ratio of net investment income to average net assets                                            2.11%(d)
Portfolio turnover rate (e)                                                                          0%


(a) Inception date.
(b) Based on average shares outstanding.
(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net



Page 80                      See Notes to Financial Statements.

First Trust Exchange-Traded Fund
Financial Highlights
For a Share outstanding throughout each period


FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND

                                           For the                                                                 For the Period
                                      Six Months Ended   For the Year        For the Year        For the Year       June 12, 2003
                                      June 30, 2007(a)       Ended               Ended               Ended             through
                                         (Unaudited)    Dec. 31, 2006(a)    Dec. 31, 2006(a)     Dec. 31, 2006(a)   Dec 31, 2003(a)
                                     ----------------   ----------------    ----------------     ----------------   ---------------
Net asset value, beginning of period  $     15.89        $     17.16         $     18.05        $     16.61         $     14.33
(f)
                                      -----------        -----------         -----------        -----------         -----------
Income from investment operations:
Net investment income (loss)                (0.03)(b)          (0.07)              (0.08)             (0.09)              (0.06)
Net realized and unrealized gain (loss)      1.88 (b)           0.68                2.00               2.19                2.37
                                      -----------        -----------         -----------        -----------         -----------
Total from investment operations             1.85               0.61                1.92               2.10                2.31
                                      -----------        -----------         -----------        -----------         -----------

Distributions paid to shareholders from:
Net realized gain                           (1.06)             (1.88)              (2.81)             (0.66)                 --
                                      -----------        -----------         -----------        -----------         -----------

Common Shares offering costs charged
     to paid-in capital                        --                 --                   --             (0.00)
(c)                                         (0.03)
                                      -----------        -----------         -----------        -----------         -----------

Net asset value, end of period        $     16.68        $     15.89         $     17.16        $     18.05         $     16.61
                                      ===========        ===========         ===========        ===========         ===========

TOTAL RETURN                                4.97%(e)           4.59%(d)           11.86%(d)          13.05%(d)            15.91%(d)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)    $ 222,542          $ 277,902           $ 300,049          $ 315,632           $ 290,464
Ratios to average net assets:
Ratio of net expenses to average net
  assets                                    0.92%(g)(i)       0.97%               0.95%              0.97%               1.02%(g)
Ratio of total expenses to average
  net assets                                0.92%(g)          0.97%               0.95%               0.97%              1.02%(g)
Ratio of net investment loss to
  average net assets                      (0.30)%(g)         (0.40)%             (0.43)%            (0.52)%             (0.75)%(g)
Portfolio turnover rate (h)                   83%               234%                240%               220%                144%


(a) The Fund commenced operations on June 12, 2003. Results for periods prior to June 18, 2007 are of First Trust Value Line(R) 100 Fund. See Note 1 in the Notes to Financial Statements.
(b) Based on average shares outstanding.
(c) Amount represents less than $0.01 per share.
(d) Total return based on net asset value is the combination of reinvested dividend distributions and reinvested capital gains distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in net asset value per share and does not reflect sales load.
(e) Total return based on net asset value is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Prior to June 18, 2007, total return based on net asset value assumed that all dividend distributions were reinvested at prices obtained by the Dividend Reinvestment Plan of First Trust Value Line(R) 100 Fund. See Note 1 in the Notes to Financial Statements. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain fees had not been reimbursed by the investment advisor.
(f) Net of sales load $0.675 per Common Share on initial offering.
(g) Annualized.
(h) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.
(i) The annualized expense ratio is capped at 0.70% for the first two years from the date of the reorganization. This ratio of 0.92% includes expenses for a portion of the period prior to the reorganization for the First Trust Value Line(R) 100 Fund.

                     See Notes to Financial Statements.                 Page 81

-------------------------------------------------------------------------------
Notes to Financial Statements
-------------------------------------------------------------------------------

                        First Trust Exchange-Traded Fund
                           June 30, 2007 (Unaudited)


                                 1.Organization

First Trust Exchange-Traded Fund (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on August 8, 2003, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

First Trust Value Line(R) Dividend Fund (the "Predecessor FVD Fund"), a closed-end fund organized as a Massachusetts business trust on June 11, 2003, reorganized with and into First Trust Value Line(R) Dividend Index Fund ("FVD"), an exchange-traded fund and newly created series of the Trust effective Friday, December 15, 2006. The Predecessor FVD Fund ceased trading on the AMEX on Friday, December 15, 2006, and FVD began trading on the AMEX on Monday, December 18, 2006 under the ticker symbol "FVD," the same ticker symbol used by the Predecessor FVD Fund. The assets of the Predecessor FVD Fund were transferred to, and the liabilities of the Predecessor FVD Fund were assumed by, FVD in exchange for shares of FVD on a one share for one share basis based upon the net asset value ("NAV") of the Predecessor FVD Fund on Friday, December 15, 2006. FVD shares have been distributed to the Predecessor FVD Fund shareholders, on a tax-free basis for federal income tax purposes, and the Predecessor FVD Fund has been terminated. The historical results of the Predecessor FVD Fund will survive for financial reporting purposes.

First Trust Value Line(R) 100 Fund (the "Predecessor FVL Fund"), a closed-end fund organized as a Massachusetts business trust on April 18, 2003, reorganized with and into First Trust Value Line(R) 100 Exchange-Traded Fund ("FVL"), an exchange-traded fund and newly created series of the Trust effective Friday, June 15, 2007. The Predecessor FVL Fund ceased trading on the AMEX on Friday, June 15, 2007, and FVL began trading on the AMEX on Monday, June 18, 2007 under the ticker symbol "FVL," the same ticker symbol used by the Predecessor FVL Fund. The assets of the Predecessor FVL Fund were transferred to, and the liabilities of the Predecessor FVL Fund were assumed by, FVL in exchange for shares of FVL on a one share for one share basis based upon the NAV of the Predecessor FVL Fund on Friday, June 15, 2007. FVL shares have been distributed to the Predecessor FVL Fund shareholders, on a tax-free basis for federal income tax purposes, and the Predecessor FVL Fund has been terminated. The historical results of the Predecessor FVL Fund will survive for financial reporting purposes.

The Trust currently consists of seventeen funds:

First Trust Dow Jones Select MicroCap Index(SM) Fund - (AMEX ticker "FDM")
First Trust Morningstar(R) Dividend Leaders(SM) Index Fund - (AMEX ticker "FDL") First Trust IPOX-100 Index Fund - (AMEX ticker "FPX")
First Trust NASDAQ-100 Equal Weighted Index(SM) Fund - (NASDAQ ticker "QQEW") First Trust NASDAQ-100-Technology Sector Index(SM) Fund - (NASDAQ ticker "QTEC") First Trust Amex(R) Biotechnology Index Fund - (AMEX ticker "FBT")
First Trust Dow Jones Internet Index(SM) Fund - (AMEX ticker "FDN")
First Trust DB Strategic Value Index Fund - (AMEX ticker "FDV")
First Trust Value Line(R) Equity Allocation Index Fund - (AMEX ticker "FVI") First Trust Value Line(R) Dividend Index Fund - (AMEX ticker "FVD")
FirstTrust NASDAQ-100 Ex-Technology Sector Index(SM) Fund (NASDAQ ticker "QQXT") FirstTrust NASDAQ(R) Clean Edge(R) U.S. Liquid Series Index Fund - (NASDAQ
     ticker"QCLN")
First Trust S&P REIT Index Fund (AMEX ticker "FRI")
First Trust ISE Water Index Fund (NYSE Arca, Inc. ticker "FIW")
First Trust ISE-Revere Natural Gas Index Fund (NYSE Arca, Inc. ticker "FCG") First Trust ISE Chindia Index Fund (NYSE Arca, Inc. ticker "FNI")
First Trust Value Line(R) 100 Exchange-Traded Fund (AMEX ticker "FVL")

Each fund represents a separate series of beneficial interest in the Trust (the "Fund" or "Funds"). The Funds' shares are listed and traded on the American Stock Exchange ("AMEX") except for the First Trust NASDAQ-100 Equal Weighted Index(SM) Fund, the First Trust NASDAQ-100-Technology Sector Index(SM) Fund, the First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund, and the First Trust NASDAQ(R) Clean Edge(R) U.S. Liquid Series Index Fund, which are listed and traded on The NASDAQ Stock Market, Inc. ("NASDAQ(R)") and the First Trust ISE Water Index Fund, the First Trust ISE-Revere Natural Gas Index Fund and the First Trust Chindia Index Fund, which are listed and traded on the NYSE Arca, Inc. ("NYSE Arca"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in large specified blocks consisting of 50,000 shares called a "Creation Unit". Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Funds' fees and expenses) of the following indices:

-------------------------------------------------------------------------------
Notes to Financial Statements - (Continued)
-------------------------------------------------------------------------------

                        First Trust Exchange-Traded Fund
                           June 30, 2007 (Unaudited)


FUND                                                                    INDEX
First Trust Dow Jones Select MicroCap Index(SM) Fund                    The Dow Jones Select MicroCap Index(SM)
First Trust Morningstar(R) Dividend Leaders(SM) Index Fund              Morningstar(R) Dividend Leaders(SM) Index
First Trust IPOX-100 Index Fund                                         IPOX-100 U.S. Index
First Trust NASDAQ-100 Equal Weighted Index(SM) Fund                    NASDAQ-100 Equal Weighted Index(SM)
First Trust NASDAQ-100-Technology Sector Index(SM) Fund                 NASDAQ-100 Technology Sector Index(SM)
First Trust Amex(R) Biotechnology Index Fund                            Amex(R) Biotechnology Index(SM)
First Trust Dow Jones Internet Index(SM) Fund                           Dow Jones Internet Composite Index(SM)
First Trust DB Strategic Value Index Fund                               Deutsche Bank CROCI(R) US+ Index(TM)
First Trust Value Line(R) Equity Allocation Index Fund                  Value Line(R) Equity Allocation Index
First Trust Value Line(R) Dividend Index Fund                           Value Line(R) Dividend Index
First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund              NASDAQ-100 Ex-Tech Sector Index(SM)
First Trust NASDAQ(R) Clean Edge(R) U.S. Liquid Series Index Fund       NASDAQ(R) Clean Edge(R) U.S. Liquid Series Index
First Trust S&P REIT Index Fund                                         S&P REIT Composite Index
First Trust ISE Water Index Fund                                        ISE Water Index(TM)
First Trust ISE-Revere Natural Gas Index Fund                           ISE-REVERE Natural Gas Index(TM)
First Trust ISE Chindia Index Fund                                      ISE ChIndia Index(TM)
First Trust Value Line(R) 100 Exchange-Traded Fund                      Value Line(R) 100 Index

                       2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.


A. Portfolio Valuation
Each Fund determines the NAV of its shares daily, as of the close of regular session trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust's Board of Trustees. Portfolio securities listed on any exchange other than the NASDAQ(R) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ(R) are valued at the NASDAQ(R) Official Closing Price as determined by NASDAQ(R). Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ(R), are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost.

B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

The Funds may hold publicly-traded master limited partnerships. Distributions from such investments may include a return of capital component.


C. Dividends and Distribution to Shareholders
Dividends from net investment income of the Funds, if any, are declared and paid semi-annually, except for First Trust Morningstar(R) Dividend Leaders(SM) Index Fund and First Trust Value Line(R) Dividend Index Fund, which declare and pay dividends quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

-------------------------------------------------------------------------------
Notes to Financial Statements - (Continued)
-------------------------------------------------------------------------------

                        First Trust Exchange-Traded Fund
                           June 30, 2007 (Unaudited)

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

The tax character of distributions paid during the period ended December 31, 2006 were as follows:

                                                                                 Distributions      Distributions    Distributions
                                                                                    paid from           paid           paid from
                                                                                    Ordinary        from Capital       Return of
                                                                                     Income             Gains           Capital
                                                                               ----------------------------------------------------
First Trust Dow Jones Select MicroCap Index(SM) Fund                              $  67,080      $        --  $              --
First Trust Morningstar(R) Dividend Leaders(SM) Index Fund (A)                      630,001               --                 --
First Trust DB Strategic Value Index Fund                                            70,400               --                 --
First Trust Value Line(R) Dividend Index Fund                                    19,499,734       46,401,234          2,336,074
First Trust Value Line(R) 100 Exchange-Traded Fund                               12,931,124       19,932,586                 --

(A) This amount is as of November 30, 2006, the Fund's tax year end.


As of December 31, 2006, the components of distributable earnings on a tax basisfor the Funds were as follows:

                                                                                           Undistributed         Net Unrealized
                                                                                             Ordinary             Appreciation
                                                                                              Income             (Depreciation)
                                                                                       ---------------------  ---------------------
First Trust Dow Jones Select MicroCap Index(SM) Fund                                    $      1,376        $        918,307
First Trust Morningstar(R) Dividend Leaders(SM) Index Fund (A)                               338,316               3,799,924
First Trust IPOX-100 Index Fund                                                                9,633                 793,519
First Trust NASDAQ-100 Equal Weighted Index(SM) Fund                                              --                  (5,654)
First Trust NASDAQ-100-Technology Sector Index(SM) Fund                                           --                 (79,639)
First Trust Amex(R) Biotechnology Index Fund                                                      --               1,642,934
First Trust Dow Jones Internet Index(SM) Fund                                                     --               1,796,423
First Trust DB Strategic Value Index Fund                                                     17,969                 415,996
First Trust Value Line(R) Equity Allocation Index Fund                                        18,537                (183,667)
First Trust Value Line(R) Dividend Index Fund                                                     --              55,077,530
First Trust Value Line(R) 100 Exchange-Traded Fund                                           127,500              27,748,412

(A) These amounts are as of November 30, 2006, the Fund's tax year end.


D. Income Taxes
Each Fund intends to qualify or continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes.

In June 2006, Financial Accounting Standards Board Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" - an interpretation of FASB Statement 109 ("FIN 48") was issued and is effective for fiscal years beginning after December 15, 2006. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. As of June 30, 2007, management has evaluated the application of FIN 48 to the Fund, and has determined that there is no material impact resulting from the adoption of this Interpretation on the Fund's financial statements.

At December 31, 2006 for federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

-------------------------------------------------------------------------------
Notes to Financial Statements - (Continued)
------------------------------------------------------------------------------

                        First Trust Exchange-Traded Fund
                           June 30, 2007 (Unaudited)

                                                                                      Capital Loss Available
                                                                                           Through 2014
                                                                                    --------------------------
         First Trust Dow Jones Select MicroCap Index(SM) Fund                             $   1,604,481
         First Trust Morningstar(R) Dividend Leaders(SM) Index Fund (B)                          52,755
         First Trust IPOX-100 Index Fund                                                        303,759
         First Trust NASDAQ-100 Equal Weighted Index(SM) Fund                                    15,480
         First Trust NASDAQ-100-Technology Sector Index(SM) Fund                                 95,862
         First Trust DB Strategic Value Index Fund                                               45,432

         (B) This amount is as of November 30, 2006, the Fund's tax year end.

Capital losses incurred after October 31 ("post-October losses") within the taxable year can be deemed to arise on the first business day of the Fund's next taxable year.

The following Funds incurred and elected to defer net capital losses as follows:

                                                                                        Post-October Losses
                                                                                    --------------------------
         First Trust NASDAQ-100 Equal Weighted Index(SM) Fund                           $       197,009
         First Trust NASDAQ-100-Technology Sector Index(SM) Fund                                353,461
         First Trust Amex(R) Biotechnology Index Fund                                               492
         First Trust Dow Jones Internet Index(SM) Fund                                            7,191
         First Trust Value Line(R) Equity Allocation Index Fund                                   1,625


E. Expenses
Expenses that are directly related to one of the Funds are charged directly to that Fund. General expenses of the Trust are allocated to all the Funds based upon the average net assets of each Fund. First Trust Advisors L.P. ("First Trust") has entered into licensing agreements with each of the following "Licensors" for the respective Funds:


FUND                                                                   LICENSOR
First Trust Dow Jones Select MicroCap Index(SM) Fund                   Dow Jones & Company,Inc.
First Trust Morningstar(R) Dividend Leaders(SM) Index Fund             Morningstar, Inc.
First Trust IPOX-100 Index Fund                                        IPOX Schuster LLC
First Trust NASDAQ-100 Equal Weighted Index(SM) Fund                   The NASDAQ Stock Market, Inc.
First Trust NASDAQ-100-Technology Sector Index(SM) Fund                The NASDAQ Stock Market, Inc.
First Trust Amex(R) Biotechnology Index Fund                           American Stock Exchange LLC
First Trust Dow Jones Internet Index(SM) Fund                          Dow Jones & Company,Inc.
First Trust DB Strategic Value Index Fund                              Deutsche Bank AG
First Trust Value Line(R) Equity Allocation Index Fund                 Value Line Publishing,Inc.(R)
First Trust Value Line(R) Dividend Index Fund                          Value Line Publishing, Inc.(R)
First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund             The NASDAQ Stock Market, Inc.
First Trust NASDAQ(R) Clean Edge(R) U.S. Liquid Series Index Fund      The NASDAQ Stock Market, Inc./Clean Edge, Inc.
First Trust S&P REIT Index Fund                                        Standard & Poor's
First Trust ISE Water Index Fund                                       International Securities Exchange, LLC
First Trust ISE-Revere Natural Gas Index Fund                          International Securities Exchange, LLC
First Trust ISE Chindia Index Fund                                     International Securities Exchange, LLC
First Trust Value Line(R) 100  Exchange-Traded Fund                    Value Line Publishing,Inc.(R)


The license agreements allow for the use by First Trust of certain trademarks and trade names of the Licensors. The Funds are sub-licensees to the applicable license agreement. The Funds are required to pay licensing fees, which are shown on the Statement of Operations.


F. Accounting Pronouncement
In addition, in September 2006, Statement of Financial Accounting Standards No. 157 Fair Value Measurements ("SFAS 157") was issued by the FASB and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

-------------------------------------------------------------------------------
Notes to Financial Statements - (Continued)
-------------------------------------------------------------------------------

                        First Trust Exchange-Traded Fund
                           June 30, 2007 (Unaudited)


      3. Investment Advisory Fees and Other Affiliated Transactions

First Trust (or the "Advisor") is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust serves as investment advisor to the Funds pursuant to an Investment Management Agreement. First Trust is responsible for the selection and ongoing monitoring of the securities in the Funds' portfolios and certain other services necessary for the management of the Funds.

For these services, First Trust is entitled to a monthly fee calculated at the following annual rates:

                                                                                     % of Average
                                                                                   Daily Net Assets
                                                                                -----------------------
First Trust Dow Jones Select MicroCap Index(SM) Fund                                       0.50%
First Trust Morningstar(R) Dividend Leaders(SM) Index Fund                                 0.30%
First Trust IPOX-100 Index Fund                                                            0.40%
First Trust NASDAQ-100 Equal Weighted Index(SM) Fund                                       0.40%
First Trust NASDAQ-100-Technology Sector Index(SM) Fund                                    0.40%
First Trust Amex(R) Biotechnology Index Fund                                               0.40%
First Trust Dow Jones Internet Index(SM) Fund                                              0.40%
First Trust DB Strategic Value Index Fund                                                  0.50%
First Trust Value Line(R) Equity Allocation Index Fund                                     0.50%
First Trust Value Line(R) Dividend Index Fund                                              0.50%
First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund                                 0.40%
First Trust NASDAQ(R) Clean Edge(R) U.S. Liquid Series Index Fund                          0.40%
First Trust S&P REIT Index Fund                                                            0.30%
First Trust ISE Water Index Fund                                                           0.40%
First Trust ISE-Revere Natural Gas Index Fund                                              0.40%
First Trust ISE Chindia Index Fund                                                         0.40%
First Trust Value Line(R) 100 Exchange-Traded Fund                                         0.50%

The Trust and the Advisor have entered into an Excess Expense Agreement in which the Advisor has agreed to waive fees and/or reimburse the Funds to the extent that the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) exceeded the percentage of average daily net assets per year (the "Expense Cap") as shown below:

                                                                    Expense Cap
                                                                    -----------
First Trust Dow Jones Select MicroCap Index(SM) Fund                   0.60%
First Trust Morningstar(R) Dividend Leaders(SM) Index Fund             0.45%
First Trust IPOX-100 Index Fund                                        0.60%
First Trust NASDAQ-100 Equal Weighted Index(SM) Fund                   0.60%
First Trust NASDAQ-100-Technology Sector Index(SM) Fund                0.60%
First Trust Amex(R) Biotechnology Index Fund                           0.60%
First Trust Dow Jones Internet Index(SM) Fund                          0.60%
First Trust DB Strategic Value Index Fund                              0.65%
First Trust Value Line(R) Equity Allocation Index Fund                 0.70%
First Trust Value Line(R) Dividend Index Fund                          0.70%
First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund             0.60%
First Trust NASDAQ(R) Clean Edge(R) U.S. Liquid Series Index Fund      0.60%
First Trust S&P REIT Index Fund                                        0.50%
First Trust ISE Water Index Fund                                       0.60%
First Trust ISE-Revere Natural Gas Index Fund                          0.60%
First Trust ISE Chindia Index Fund                                     0.60%
First Trust Value Line(R) 100 Exchange-Traded Fund                     0.70%

-------------------------------------------------------------------------------
Notes to Financial Statements - (Continued)
-------------------------------------------------------------------------------

                        First Trust Exchange-Traded Fund
                           June 30, 2007 (Unaudited)

Each Fund's Expense Cap will be in effect for at least two years from its inception date. First Trust Dow Jones Select MicroCap Index(SM) Fund's Expense Cap was extended until May 15, 2008. Expenses borne by the Advisor are subject to reimbursement by the Funds up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap.

For the period ended June 30, 2007, the advisory fee waivers and reimbursements of expenses (in order to maintain the Expense Caps) were as follows:

                                                                                        Advisory Fee               Expense
                                                                                           Waivers             Reimbursements
                                                                                     -------------------    --------------------
First Trust Dow Jones Select MicroCap Index(SM) Fund                                    $       44,630          $        33,973
First Trust Morningstar(R) Dividend Leaders(SM) Index Fund                                      84,743                       --
First Trust IPOX-100 Index Fund                                                                 47,655                   16,715
First Trust NASDAQ-100 Equal Weighted Index(SM) Fund                                            48,970                      367
First Trust NASDAQ-100-Technology Sector Index(SM) Fund                                         42,271                       --
First Trust Amex(R) Biotechnology Index Fund                                                    35,119                       --
First Trust Dow Jones Internet Index(SM) Fund                                                   30,658                       --
First Trust DB Strategic Value Index Fund                                                       64,791                   44,209
First Trust Value Line(R) Equity Allocation Index Fund                                          39,773                   21,549
First Trust Value Line(R) Dividend Index Fund                                                  222,466                       --
First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund                                       6,084                   29,178
First Trust NASDAQ(R) Clean Edge(R) U.S. Liquid Series Index Fund                               22,003                   12,904
First Trust S&P REIT Index Fund                                                                    908                   26,533
First Trust ISE Water Index Fund                                                                 1,398                   14,966
First Trust ISE-Revere Natural Gas Index Fund                                                    1,398                   15,140
First Trust ISE Chindia Index Fund                                                               4,527                   11,531
First Trust Value Line(R) 100 Exchange-Traded Fund                                               8,614                       --

The Bank of New York is the administrator, custodian, fund accountant and transfer agent for each Fund. Effective July 2, 2007, The Bank of New York became a subsidiary of The Bank of New York Mellon Corporation.

Effective January 1, 2007, the Trustees approved a revised compensation plan. Under the revised plan, each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid an annual retainer of $10,000 per investment company for the first 14 investment companies of the First Trust Fund Complex and an annual retainer of $7,500 per investment company of each subsequent investment company added to the First Trust Fund Complex. The annual retainer is allocated equally among each of the investment companies. No additional meeting fees are paid in connection with board or committee meetings.

Additionally, Thomas R. Kadlec is paid $10,000 annually to serve as the Lead Independent Trustee and Niel B. Nielson is paid $5,000 annually to serve as the chairman of the Audit Committee with such compensation paid by the funds in the First Trust Fund Complex and divided among those funds. Independent Trustees are also reimbursed by the investment companies in the First Trust Fund Complex for travel and out-of-pocket expenses in connection with all meetings. The Trustees adopted the revised plan because the increase in the number of funds in the First Trust Fund Complex had the effect of rapidly increasing their compensation under the previous arrangements. Prior to January 1, 2007, the Trust paid each Independent Trustee an annual retainer of $10,000, which included compensation for all board and committee meetings.

Prior to June 15, 2007, for the First Trust Value Line(R) 100 Exchange-Traded Fund, First Trust was entitled to a monthly fee calculated at an annual rate of 0.65% of the Fund's average daily net assets for its investment advisory services.

Prior to June 15, 2007, PFPC Inc. ("PFPC"), an indirect, majority-owned subsidiary of The PNC Financial Services Group Inc., served as the First Trust Value Line(R) 100 Fund's Administrator and Transfer Agent in accordance with certain fee arrangements. PFPC Trust Company, also an indirect, majority-owned subsidiary of The PNC Financial Services Group Inc., served as the Fund's Custodian in accordance with certain fee arrangements.

                      4. Purchases and Sales of Securities

For the period ended June 30, 2007, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

-------------------------------------------------------------------------------
Notes to Financial Statements - (Continued)
-------------------------------------------------------------------------------

                        First Trust Exchange-Traded Fund
                           June 30, 2007 (Unaudited)

                                                                                           Purchases                Sales
                                                                                       -----------------      -----------------
First Trust Dow Jones Select MicroCap Index(SM) Fund                                     $  1,317,130         $     1,281,408
First Trust Morningstar(R) Dividend Leaders(SM) Index Fund                                  4,867,565               5,808,473
First Trust IPOX-100 Index Fund                                                             1,551,697               3,094,047
First Trust NASDAQ-100 Equal Weighted Index(SM) Fund                                        1,061,250                 798,496
First Trust NASDAQ-100-Technology Sector Index(SM) Fund                                       670,400               1,355,084
First Trust Amex(R) Biotechnology Index Fund                                                6,688,688               3,939,090
First Trust Dow Jones Internet Index(SM) Fund                                                 285,833                 857,948
First Trust DB Strategic Value Index Fund                                                   1,285,340               1,098,904
First Trust Value Line(R) Equity Allocation Index Fund                                      3,211,229               5,955,336
First Trust Value Line(R) Dividend Index Fund                                              10,337,728              20,104,748
First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund                                    377,361                 257,661
First Trust NASDAQ(R) Clean Edge(R) U.S. Liquid Series Index Fund                             453,689                 829,554
First Trust S&P REIT Index Fund                                                                37,172                  20,968
First Trust ISE Water Index Fund                                                              172,823                 164,406
First Trust ISE-Revere Natural Gas Index Fund                                                      --                  64,259
First Trust ISE Chindia Index Fund                                                                 --                      --
First Trust Value Line(R) 100 Exchange-Traded Fund                                        234,709,817             266,856,631

For the period ended June 30, 2007, the cost of in-kind purchases and proceeds from in-kind  sales were as follows:
                                                                                           Purchases                Sales
                                                                                       -----------------      -----------------
First Trust Dow Jones Select MicroCap Index(SM) Fund                                     $  1,176,091         $     2,529,185
First Trust Morningstar(R) Dividend Leaders(SM) Index Fund                                 55,656,172              32,818,140
First Trust IPOX-100 Index Fund                                                            10,480,301               7,856,707
First Trust NASDAQ-100 Equal Weighted Index(SM) Fund                                        6,017,577              16,090,129
First Trust NASDAQ-100-Technology Sector Index(SM) Fund                                     3,055,440              13,875,079
First Trust Amex(R) Biotechnology Index Fund                                               24,921,377              13,869,438
First Trust Dow Jones Internet Index(SM) Fund                                              48,527,837              19,978,138
First Trust DB Strategic Value Index Fund                                                  33,421,749              14,595,543
First Trust Value Line(R) Equity Allocation Index Fund                                     15,383,073              16,556,839
First Trust Value Line(R) Dividend Index Fund                                             113,273,651             293,136,009
First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund                                  6,005,411               2,108,900
First Trust NASDAQ(R) Clean Edge(R) U.S. Liquid Series Index Fund                          23,046,556               7,160,929
First Trust S&P REIT Index Fund                                                             2,933,574                      --
First Trust ISE Water Index Fund                                                            6,297,289               1,077,196
First Trust ISE-Revere Natural Gas Index Fund                                               5,203,676               1,012,142
First Trust ISE Chindia Index Fund                                                         16,719,614               2,132,945
First Trust Value Line(R) 100 Exchange-Traded Fund                                         37,609,200              91,880,109

As of June 30, 2007, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/depreciation on investments were as follows:

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Notes to Financial Statements - (Continued)
-------------------------------------------------------------------------------

                        First Trust Exchange-Traded Fund
                           June 30, 2007 (Unaudited)

                                                                                            Net
                                                                                       Unrealized         Gross           Gross
                                                                                      Appreciation/    Unrealized      Unrealized
                                                                          Cost        Depreciation    Appreciation    Depreciation
                                                                    --------------  ---------------  --------------  -------------
First Trust Dow Jones Select MicroCap Index(SM) Fund                 $ 15,226,736    $  1,402,300    $  2,329,793    $    (927,493)
First Trust Morningstar(R) Dividend Leaders(SM) Index Fund             95,780,991       1,336,502       3,649,889       (2,313,387)
First Trust IPOX-100 Index Fund                                        21,205,069       2,333,058       3,036,862         (703,804)
First Trust NASDAQ-100 Equal Weighted Index(SM) Fund                   18,750,605         110,369       1,512,645       (1,402,276)
First Trust NASDAQ-100-Technology Sector Index(SM) Fund                18,257,406         382,142       1,265,609         (883,467)
First Trust Amex(R) Biotechnology Index Fund                           44,602,081      (1,105,064)      1,757,135       (2,862,199)
First Trust Dow Jones Internet Index(SM) Fund                          56,376,866       3,345,871       5,481,617       (2,135,746)
First Trust DB Strategic Value Index Fund                              37,693,442       1,873,885       2,514,159         (640,274)
First Trust Value Line(R) Equity Allocation Index Fund                 15,325,054         573,117       1,133,461         (560,344)
First Trust Value Line(R) Dividend Index Fund                         251,107,318      14,645,478      21,529,403       (6,883,925)
First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund              4,250,607         (52,341)        175,008         (227,349)
First Trust NASDAQ(R) Clean Edge(R) U.S. Liquid Series Index Fund      16,221,050       1,414,404       1,977,797         (563,393)
First Trust S&P REIT Index Fund                                         2,949,140        (213,349)         16,791         (230,140)
First Trust ISE Water Index Fund                                        5,318,939         120,275         131,586          (11,311)
First Trust ISE-Revere Natural Gas Index Fund                           4,205,468        (156,712)         21,870         (178,582)
First Trust ISE Chindia Index Fund                                     14,678,611         640,942         759,852         (118,910)
First Trust Value Line(R) 100 Exchange-Traded Fund                    197,063,077      25,926,495      27,485,775      (1,559,280)

                                   5. Capital

Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 50,000 shares. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transactions to the net asset value per unit of each Fund on the transaction date. Purchasers of Creation Units must pay a standard creation transaction fee (the "Creation Transaction Fee"), which is based on the number of different securities in a Creation Unit according to the fee schedule set forth below:

                    Number of
                    Securities                   Creation
                in a Creation Unit            Transaction Fee
                ------------------            ---------------
                         1-100                      $500
                       101-200                    $1,000
                       201-300                    $1,500
                       301-400                    $2,000
                       401-500                    $2,500
                       501-600                    $3,000
                       601-700                    $3,500

The Creation Transaction Fee is applicable to each purchase transaction regardless of the number of Creation Units purchased in the transaction. An additional variable fee of up to three times the Creation Transaction Fee may be charged to approximate additional expenses incurred by the Fund with respect to transactions effected outside of the clearing process (i.e., through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units. The price for each Creation Unit will equal the daily NAV per Share times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

-------------------------------------------------------------------------------
Notes to Financial Statements - (Continued)
-------------------------------------------------------------------------------

                        First Trust Exchange-Traded Fund
                           June 30, 2007 (Unaudited)

Parties redeeming Creation Units must pay a standard redemption transaction fee (the "Redemption Transaction Fee"), which is based on the number of different securities in a Creation Unit according to the fee scheduled set forth below:

                   Number of
                   Securities                  Redemption
               in a Creation Unit            Transaction Fee
               ------------------            ---------------
                        1-100                      $500
                      101-200                    $1,000
                      201-300                    $1,500
                      301-400                    $2,000
                      401-500                    $2,500
                      501-600                    $3,000
                      601-700                    $3,500

The Redemption Transaction Fee is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. An additional variable fee of up to three times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to redemptions effected outside of the clearing process or to the extent that redemptions are for cash. The Funds reserve the right to effect redemptions in cash. A shareholder may request a cash redemption in lieu of securities, however, a Fund may, in its discretion reject any such request.

-------------------------------------------------------------------------------
Additional Information
-------------------------------------------------------------------------------

                        First Trust Exchange-Traded Fund
                           June 30, 2007 (Unaudited)


                      Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Trust's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

                               Portfolio Holdings

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Trust's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                               Advisory Agreement

BOARD CONSIDERATIONS REGARDING APPROVAL OF CONTINUATION OF ADVISORY CONTRACT FOR THE FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND

         The Board of Trustees of the First Trust Exchange-Traded Fund (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the "Agreement") with First Trust Advisors L.P. ("First Trust") for the First Trust Dow Jones Select MicroCap Index(SM) Fund (the "Fund") for a one-year period at a meeting held on March 12, 2007. The Board of Trustees determined that the terms of the Agreement are fair and reasonable and that the Agreement continues to be in the best interests of the Fund.
         To reach this determination, the Trustees considered their duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Trustees in voting on such agreements. To assist the Board in its evaluation of the Agreement, the Independent Trustees received a report in advance of the Board meeting responding to a request for information from counsel to the Independent Trustees. The report, among other things, outlined the services provided by First Trust (including the relevant personnel responsible for these services and their experience); the advisory fee for the Fund as compared to fees charged by investment advisors to comparable funds, particularly other exchange-traded funds ("ETFs"), including ETFs for which First Trust serves as investment advisor; expenses of the Fund compared to expense ratios of comparable funds; the nature of expenses incurred in providing services to the Fund and the potential for economies of scale, if any; financial data on First Trust; fall-out benefits to First Trust and First Trust Portfolios L.P.; and information on First Trust's compliance program. The Independent Trustees also met separately with their independent legal counsel to discuss the information provided by First Trust. The Board of Trustees applied its business judgment to determine whether the arrangements between the Trust and First Trust are reasonable business arrangements from the Fund's perspective as well as from the perspective of shareholders.
         In reviewing the Agreement, the Trustees considered the nature, extent and quality of services provided under the Agreement. The Board considered that First Trust is responsible for the overall management and administration of the Fund. The Trustees also considered the compliance program that had been developed by First Trust and the skills of its employees who work with the Fund. The Board considered information on the investment performance of the Fund and the performance of the underlying index. The Trustees also reviewed the correlation between the underlying index and the Fund's performance and concluded that the correlation between the Fund's performance, before expenses, and the underlying index was appropriate. The Trustees considered the fees and expenses of the Fund and noted that the annual advisory fee is 0.50% of average daily net assets. The Trustees reviewed the advisory fee and expense ratio of the Fund as compared to the advisory fee and expense ratios of comparable ETFs. The Trustees considered that First Trust has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the annual operating expenses of the Fund (excluding interest expense, brokerage commissions, trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average daily net assets per year until May 15, 2008. They noted that expenses borne by First Trust are subject to reimbursement by the Fund for up to three years from the date the fee or expense was incurred, but no reimbursement payment would be made by the Fund if it would result in the Fund exceeding its expense cap.
         The Trustees noted First Trust's commitment to attempt to analyze whether economies of scale can be realized as Fund assets increase and operations experience is accumulated, and noted that First Trust intends to continue to make investments in infrastructure and personnel. The Trustees took the costs borne by First Trust in connection with its services performed under the Agreement into consideration and noted that the Agreement was not profitable to First Trust. The Trustees considered that First Trust had identified as a fall-out benefit to First Trust and First Trust Portfolios L.P. their exposure to investors and brokers who, in the absence of the Fund, may have had no dealings with First Trust, and noted that First Trust does not utilize soft dollars in connection with its management of the Fund's portfolio.

-------------------------------------------------------------------------------
Additional Information - (Continued)
-------------------------------------------------------------------------------

                        First Trust Exchange-Traded Fund
                           June 30, 2007 (Unaudited)

         Based upon all of the information considered and the conclusions reached, the Board of Trustees determined that the terms of the Agreement continue to be fair and reasonable and the continuation of the Agreement is in the best interests of the Fund. No single factor was determinative in the Board's analysis.

BOARD CONSIDERATIONS REGARDING APPROVAL OF ADVISORY CONTRACT FOR THE FIRST TRUST NASDAQ(R) CLEAN EDGE(R) U.S. LIQUID SERIES INDEX FUND, AND THE FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX(SM) FUND

The Board of Trustees of the First Trust Exchange-Traded Fund (the "Trust"), including the Independent Trustees, approved the Investment Management Agreement (the "Agreement") with First Trust Advisors L.P. (the "Advisor") on July 26, 2006 as it applies to the First Trust NASDAQ(R) Clean Edge(R) U.S. Liquid Series Index(SM) Fund and on June 12, 2006 as it applies to the First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund (each a "Fund" and collectively, the "Funds"). For each Fund, the Agreement lasts for an initial two-year term from the date that the Agreement became effective for the Fund. The Board of Trustees determined for each Fund that the Agreement is in the best interests of the Fund in light of the services, expenses and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

         To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreement for each Fund, the Independent Trustees received a report in advance of the Board meeting responding to a request for information from counsel to the Independent Trustees that, among other things, outlined the services to be provided by the Advisor (including the relevant personnel responsible for these services and their experience); the proposed advisory fee as compared to fees charged by investment advisors to comparable funds and as compared to fees charged to other clients of the Advisor; estimated expenses of each Fund as compared to those of comparable funds; the nature of expenses to be incurred in providing services to each Fund and the potential for economies of scale, if any; financial data on the Advisor; fall out benefits to the Advisor and First Trust Portfolios L.P.; and a summary of the Advisor's compliance program. The Independent Trustees also met separately with their independent legal counsel to discuss the information provided by the Advisor with respect to each Fund. The Board also applied its business judgment to determine whether the arrangement between the Trust and the Advisor is a reasonable business arrangement from each Fund's perspective as well as from the perspective of shareholders.

         In evaluating whether to approve the Agreement for each Fund, the Board considered the nature, extent and quality of services to be provided under the Agreement, and noted that the Advisor's employees provide management services to other series of the Trust and to other investment companies in the First Trust complex with diligence and care. The Board also considered the compliance program that had been developed by the Advisor and the skills of its employees who would be working with the Funds. It also considered the efforts expended by the Advisor in organizing the Trust and making arrangements for entities to provide services to the Funds. Since each Fund is newly organized, the Board did not consider investment performance of the Funds. However, for the First Trust NASDAQ(R) Clean Edge(R) U.S. Liquid Series Index(SM0 Fund, the Board considered the hypothetical performance of the NASDAQ(R) Clean Edge(R) U.S. Index since 2004, and noted that the Advisor was determining whether to propose that the Fund track a sub-set of securities from the Index that could be selected on a less subjective basis. For the First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund, the Board considered the one-, three- and five-year performance of the NASDAQ-100 Ex Technology Sector Index(SM) and noted that the inception date of the Index was February 22, 2006, but that performance information prior to that date had been derived by NASDAQ and reflected the actual performance of the NASDAQ 100 Index with technology sector stocks excluded (using the Industry Classification Benchmarks codes). The Board concluded it was comfortable that the Advisor had the capabilities and resources to oversee the operations of each Fund, including the services to be provided by other service providers.

         For each Fund, the Trustees reviewed information showing the advisory fee and estimated expense ratio as compared to those of a peer group. They noted that the peer group for the First Trust NASDAQ(R) Clean Edge(R) U.S. Liquid Series Index(SM) Fund consisted solely of other exchange-traded funds ("ETFs") in the energy sector(s) and that the peer group for the First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund consisted solely of other ETFs with characteristics similar to the Fund's. The Board considered certain limitations in the comparability of the funds in each peer group and for the First Trust NASDAQ(R) Clean Edge(R) U.S. Liquid Series Index(SM) Fund, noted that two of its peer funds had operated for less than a year. The Board noted the services to be provided by the Advisor to each Fund for the annual advisory fee of 0.40% of each Fund's average daily net assets. The Board noted that the proposed advisory fee for each Fund was above the median of the advisory fees of its peer group, but also considered that the fee for each Fund was below the advisory fee of the Fund's most direct peer fund. The Board also considered that the Advisor has agreed to waive fees and/or pay expenses for each Fund for two years to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average daily net assets. For each Fund, the Trustees noted that expenses borne by the Advisor are proposed to be subject to reimbursement by the Fund for up to three years from the date the fee or expense was incurred, but no reimbursement payment would be made by the Fund if it would result in the Fund exceeding its expense cap, or if the expense cap is no longer in effect, would result in the Fund exceeding an expense ratio equal to its most recent expense cap. The Board considered the fees charged by

-------------------------------------------------------------------------------
Additional Information - (Continued)
-------------------------------------------------------------------------------

                        First Trust Exchange-Traded Fund
                           June 30, 2007 (Unaudited)

the Advisor to funds with investment objectives and policies similar to the Funds', noting that those fees generally were similar for other ETFs, but higher for non-ETFs, except non-ETFs for which the Advisor served as sub-advisor, for which the annual fee usually was 0.35% of average daily net assets, and the Board noted the Advisor's statement that the services provided to these funds may not be comparable to those to be provided to the Funds. In light of the nature, extent and quality of services to be provided to each Fund under the Agreement, and in light of the Advisor's agreement to waive fees and/or pay each Fund's expenses for at least two years up to the expense cap, the Board determined that the investment advisory fee for each Fund was fair and reasonable.

         Finally, the Board noted the Advisor's commitment to attempt to analyze whether economies of scale can be realized as each Fund's assets increase and operations experience is accumulated, and noted that the Advisor intended to continue to make investments in infrastructure and personnel. The Board took the costs to be borne by the Advisor in connection with its services to be performed under the Agreement into consideration and noted that the Advisor was unable to estimate the profitability of the Agreement to the Advisor for each Fund, but had agreed to cap each Fund's expenses for two years. The Board considered that the Advisor had identified as a fall out benefit to the Advisor and First Trust Portfolios L.P. their exposure to investors and brokers who, in the absence of the Funds or other funds of the Trust, may have had no dealings with the Advisor. The Board also noted that the Advisor would not utilize soft dollars in connection with its management of each Fund's portfolio.

         After discussion of the Agreement for each Fund, the Board of Trustees, including the Independent Trustees, concluded that the Advisor had the capabilities, resources and personnel necessary to manage each Fund. Based upon such information as it considered necessary to the exercise of its reasonable business judgment, the Board of Trustees concluded that it was in the best interests of each Fund to approve the Agreement. No single factor was determinative in the Board's analysis.

BOARD CONSIDERATIONS REGARDING APPROVAL OF ADVISORY CONTRACT FOR THE FIRST TRUST ISE-REVERE NATURAL GAS INDEX FUND, THE FIRST TRUST ISE WATER INDEX FUND, THE FIRST TRUST CHINDIA INDEX FUND AND THE FIRST TRUST S&P REIT INDEX FUND.

         The Board of Trustees of the First Trust Exchange-Traded Fund (the "Trust"), including the Independent Trustees, approved the Investment Management Agreement (the "Agreement") with First Trust Advisors L.P. (the "Advisor") on January 17, 2007 as it applies to the First Trust ISE-Revere Natural Gas Index Fund, the First Trust ISE Water Index Fund and the First Trust ISE Chindia Index Fund and on December 11, 2006 as it applies to the First Trust S&P REIT Index Fund (each a "Fund" and collectively, the "Funds"). For each Fund, the Agreement lasts for an initial two-year term from the date that the Agreement became effective for the Fund. The Board of Trustees determined for each Fund that the Agreement is in the best interests of the Fund in light of the services, expenses and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

         To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreement for each Fund, the Independent Trustees received a report in advance of the Board meeting responding to a request for information from counsel to the Independent Trustees that, among other things, outlined the services to be provided by the Advisor (including the relevant personnel responsible for these services and their experience); the proposed advisory fee as compared to fees charged by investment advisers to comparable funds and as compared to fees charged to other clients of the Advisor; estimated expenses of each Fund as compared to those of comparable funds; the nature of expenses to be incurred in providing services to each Fund and the potential for economies of scale, if any; financial data on the Advisor; fall out benefits to the Advisor and First Trust Portfolios L.P.; and a summary of the Advisor's compliance program. The Independent Trustees also met separately with their independent legal counsel to discuss the information provided by the Advisor with respect to each Fund. The Board also applied its business judgment to determine whether the arrangement between the Trust and the Advisor is a reasonable business arrangement from each Fund's perspective as well as from the perspective of shareholders.

         In evaluating whether to approve the Agreement for each Fund, the Board considered the nature, extent and quality of services to be provided under the Agreement, and noted that the Advisor's employees provide management services to other series of the Trust and to other investment companies in the First Trust complex with diligence and care. The Board also considered the compliance program that had been developed by the Advisor and the skills of its employees who would be working with the Funds. It also considered the efforts expended by the Advisor in organizing the Trust and making arrangements for entities to provide services to the Funds. Since each Fund is newly organized, the Board did not consider investment performance of the Funds, but the Board did consider the actual or hypothetical performance of the applicable index for each Fund. The Board concluded it was comfortable that the Advisor had the capabilities and resources to oversee the operations of each Fund, including the services to be provided by other service providers.

         For each Fund, the Trustees reviewed information showing the advisory fee and estimated expense ratio as compared to those of a peer group. They noted that the peer group for each Fund consisted solely of other exchange-traded funds ("ETFs"). The Board considered the limitations of each peer group. For the First Trust ISE-Revere Natural Gas Index Fund and the First Trust ISE Water Index Fund, the Board noted that each Fund's peer group consisted of only one other ETF. For the First Trust ISE Chindia Index Fund, the Board noted the Advisor's representation that there are no other ETFs investing exclusively in

-------------------------------------------------------------------------------
Additional Information - (Continued)
-------------------------------------------------------------------------------

                        First Trust Exchange-Traded Fund
                           June 30, 2007 (Unaudited)

Chinese and Indian securities and that the Fund's closest peer invests in Brazilian, Russian, Indian and Chinese securities. For the First Trust S&P REIT Index Fund, the Board noted the small number of Funds in the peer group, but considered that the peer group consisted of all the other domestic real estate ETFs. The Board noted the services to be provided by the Advisor to the First Trust ISE-Revere Natural Gas Index Fund, the First Trust ISE Water Index Fund and the First Trust ISE Chindia Index Fund for the annual advisory fee of 0.40% of each Fund's average daily net assets and the services to be provided to the First Trust S&P REIT Index Fund for the annual advisory fee of 0.30% of the Fund's average daily net assets. The Board noted that the proposed advisory fee for each of the First Trust ISE-Revere Natural Gas Index Fund, the First Trust ISE Water Index Fund and the First Trust ISE Chindia Index Fund was lower than the advisory fees of the other fund(s) in its peer group and that the proposed advisory fee for the First Trust S&P REIT Index Fund was at the median of the advisory fees of its peer group. The Board also considered that the Advisor has agreed to waive fees and/or pay expenses for each Fund for two years to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average daily net assets for the First Trust ISE-Revere Natural Gas Index Fund, the First Trust ISE Water Index Fund and the First Trust ISE Chindia Index Fund and 0.50% for the First Trust S&P REIT Index Fund. For each Fund, the Trustees noted that expenses borne by the Advisor are proposed to be subject to reimbursement by the Fund for up to three years from the date the fee or expense was incurred, but no reimbursement payment would be made by the Fund if it would result in the Fund exceeding its expense cap, or if the expense cap is no longer in effect, would result in the Fund exceeding an expense ratio equal to its most recent expense cap. The Board considered the fees charged by the Advisor to funds with investment objectives and policies similar to the Funds', noting that those fees generally were similar for other ETFs, but higher for non-ETFs, except non-ETFs for which the Advisor served as sub advisor, for which the annual fee usually was 0.35% of average daily net assets, and the Board noted the Advisor's statement that the services provided to these funds may not be comparable to those to be provided to the Funds. In light of the nature, extent and quality of services to be provided to each Fund under the Agreement, and in light of the Advisor's agreement to waive fees and/or pay each Fund's expenses for at least two years up to the expense cap, the Board determined that the investment advisory fee for each Fund was fair and reasonable.

         Finally, the Board noted the Advisor's commitment to attempt to analyze whether economies of scale can be realized as each Fund's assets increase and operations experience is accumulated, and noted that the Advisor intended to continue to make investments in infrastructure and personnel. The Board took the costs to be borne by the Advisor in connection with its services to be performed under the Agreement into consideration and noted that the Advisor was unable to estimate the profitability of the Agreement to the Advisor for each Fund, but had agreed to cap each Fund's expenses for two years. The Board considered that the Advisor had identified as a fall out benefit to the Advisor and First Trust Portfolios L.P. their exposure to investors and brokers who, in the absence of the Funds or other funds of the Trust, may have had no dealings with the Advisor. The Board also noted that the Advisor would not utilize soft dollars in connection with its management of each Fund's portfolio.

         After discussion of the Agreement for each Fund, the Board of Trustees, including the Independent Trustees, concluded that the Advisor had the capabilities, resources and personnel necessary to manage each Fund. Based upon such information as it considered necessary to the exercise of its reasonable business judgment, the Board of Trustees concluded that it was in the best interests of each Fund to approve the Agreement. No single factor was determinative in the Board's analysis.

BOARD CONSIDERATIONS REGARDING APPROVAL OF ADVISORY CONTRACT FOR THE FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND.

         The Board of Trustees of the First Trust Exchange-Traded Fund (the "Trust"), including the Independent Trustees, approved the Investment Management Agreement (the "Agreement") for the First Trust Value Line(R) 100 Exchange-Traded Fund (the "Fund") for an initial two-year term at a meeting held on January 17, 2007. The Board of Trustees determined that the Agreement is in the best interests of the Fund in light of the services, expenses and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

         To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards of trustees have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation, the Independent Trustees received a report in advance of the Board meeting responding to a request from counsel to the Independent Trustees for information relating to a number of proposed new series of the Trust. The report, among other things, outlined the services to be provided by First Trust Advisors L.P. ("First Trust") to these funds (including the relevant personnel responsible for these services and their experience); the proposed advisory fee as compared to fees charged by investment advisers to comparable funds and as compared to fees charged to other First Trust clients; estimated expenses of these funds as compared to those of comparable funds; the nature of expenses to be incurred in providing services to the funds and the potential for economies of scale, if any; financial data on First Trust; fall out benefits to First Trust and First Trust Portfolios L.P.; and a summary of First Trust's compliance program. The Independent Trustees also met separately with their independent legal counsel to discuss the information provided by First Trust. The Board also applied its business judgment to determine whether the arrangement between the Trust and First Trust is a reasonable business arrangement from the Fund's perspective as well as from the perspective of shareholders.

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Additional Information - (Continued)
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                        First Trust Exchange-Traded Fund
                           June 30, 2007 (Unaudited)

         In evaluating whether to approve the Agreement, the Board considered the nature, extent and quality of services to be provided under the Agreement, and noted that First Trust employees provide management services to other series of the Trust and to other investment companies in the First Trust complex with diligence and care. The Board also considered the compliance program that had been developed by First Trust and the skills of its employees who would be working with the Fund. It also considered the efforts expended by First Trust in organizing the Trust and making arrangements for entities to provide services to the Fund. Since the Fund is newly organized, the Board did not consider investment performance of the Fund, but the Board did consider the investment performance of First Trust Value Line(R) 100 Fund ("FVL"), a closed-end fund (the board of trustees of which is the same as the Board of the Trust) historically trading at a discount which sought methods to reduce or eliminate its discount, with similar investment goals and policies and the portfolio composition of which is similar to the investment securities comprising the index for the Fund. The Board considered the reasons for the creation of the Fund as a new series of the Trust, so that it could acquire the assets of and effect a reorganization with FVL. The Board concluded it was comfortable that First Trust had the capabilities and resources to oversee the operations of the Fund, including the services to be provided by other service providers.

         The Trustees also reviewed information regarding the advisory fee and estimated expense ratio of the Fund. The Board noted the services to be provided by First Trust for the annual advisory fee of 0.50% of the Fund's average daily net assets. The Board noted that the proposed advisory fee for the Fund was consistent with the fee structure adopted for the funds of the Trust, and was below the advisory fee of FVL. The Board also considered that First Trust has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, trading expenses, taxes and extraordinary expenses) from exceeding 0.70% of average daily net assets per year for two years. The Trustees noted that expenses borne by First Trust are proposed to be subject to reimbursement by the Fund for up to three years from the date the fee or expense was incurred, but no reimbursement payment would be made by the Fund if it would result in the Fund exceeding its expense cap, or if the expense cap is no longer in effect, would result in the Fund exceeding an expense ratio equal to its most recent expense cap. The Board considered the fees charged by First Trust to funds with investment objectives and policies similar to the Fund's, noting that those fees generally were similar for other exchange-traded funds ("ETFs"), but higher for non-ETFs, except non-ETFs for which First Trust served as sub adviser, for which the annual fee usually was 0.35% of average daily net assets, and the Board noted First Trust's statement that the services provided to these funds may not be comparable to those to be provided to the Fund. In light of nature, extent and quality of services to be provided under the Agreement, and in light of First Trust's agreement to waive fees and/or pay Fund expenses in excess of the expense cap for at least two years, the Board determined that the investment advisory fee for the Fund was fair and reasonable.

         Finally, the Board noted First Trust's commitment to attempt to analyze whether economies of scale can be realized as Fund assets increase and operations experience is accumulated, and noted that First Trust intended to continue to make investments in infrastructure and personnel. The Board took the costs to be borne by First Trust in connection with its services to be performed under the Agreement into consideration and noted that First Trust was unable to estimate the profitability of the Agreement to First Trust, but had agreed to cap the Fund's expenses for two years. The Board considered that First Trust had identified as a fall out benefit to First Trust and First Trust Portfolios L.P. their exposure to investors and brokers who, in the absence of the Fund or other funds of the Trust, may have had no dealings with First Trust. The Board also noted that First Trust would not utilize soft dollars in connection with its management of the Fund's portfolio.

         After discussion, the Board of Trustees, including the Independent Trustees, concluded that First Trust had the capabilities, resources and personnel necessary to manage the Fund. Based upon such information as it considered necessary to the exercise of its reasonable business judgment, the Board of Trustees concluded unanimously that it was in the best interests of the Fund to approve the Agreement. No single factor was determinative in the Board's analysis.

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Additional Information - (Continued)
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YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, AND CHARGES AND
EXPENSES CAREFULLY BEFORE INVESTING. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT HTTP://WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT 1-800-621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT THE PARTICULAR FUND. READ IT CAREFULLY BEFORE YOU INVEST. FIRST TRUST PORTFOLIOS L.P. IS THE DISTRIBUTOR OF THE FIRST TRUST
EXCHANGE-TRADED FUND.

Risk Considerations:

Each Fund's shares will change in value, and you could lose money by investing in a Fund. An investment in a Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. Investors buying or selling Fund shares on the secondary market may incur brokerage commissions. In addition, investors who sell Fund shares may receive less than the shares' net asset value. Unlike shares of open-end mutual funds, investors are generally not able to purchase ETF shares directly from a Fund and individual ETF shares are not redeemable. However, specified large blocks of shares called creation units can be purchased from, or redeemed to, the Fund.

Each Fund may be concentrated in stocks of companies in an individual industry or sector if the Fund's corresponding index is concentrated in an individual industry or sector. You should be aware that an investment in a portfolio that is concentrated in an individual industry or sector involves additional risk, including limited diversification.

The First Trust Dow Jones Select MicroCap Index(SM) Fund invests in micro-capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, may be less liquid, and may experience greater price volatility than larger, more established companies

The First Trust IPOX-100 Index Fund, the First Trust Amex(R) Biotechnology Index Fund and the First Trust Dow Jones Internet Index(SM) Fund invest in small-cap companies and are subject to additional risks, as the share prices of small-cap companies are often more volatile than those of larger companies.

The First Trust NASDAQ-100 Equal Weighted Index(SM) Fund, the First Trust NASDAQ-100-Technology Sector Index(SM) Fund and the First Trust Dow Jones Internet Index(SM) Fund invest in stocks of companies in the technology sector. You should be aware that an investment in a portfolio which invests in a particular sector involves additional risks, including limited diversification. The companies engaged in the technology sector are subject to fierce competition and high research and development costs, and their products and services may be subject to rapid obsolescence.

The First Trust Amex(R) Biotechnology Index Fund is concentrated in stocks of companies in the biotechnology sector. You should be aware that an investment in a portfolio which is concentrated in a particular sector involves additional risks, including limited diversification. The companies engaged in the biotechnology sector are subject to fierce competition, substantial research and development costs, governmental regulations and pricing constraints, and their products and services may be subject to rapid obsolescence.

The First Trust S&P REIT Index Fund invests in companies in the real estate industry, including real estate investment trusts ("REITS") and is subject to the risks associated with investing in real estate (any of which could cause the value of a REIT's stock price to decline), which may include, but are not limited to, possible declines in the value of real estate, adverse general and local economic conditions, possible lack of availability of mortgage funds, overbuilding in a REIT's market, changes in interest rates and environmental problems. Furthermore, increases in interest rates typically lower the present value of a REIT's future earnings stream, and may make financing property purchases and improvements more costly.

The First Trust Value Line(R) Equity Allocation Index Fund, the First Trust Value Line(R) Dividend Index Fund, the First Trust Value Line(R) 100 Exchange-Traded Fund, the First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund, the NASDAQ(R) Clean Edge(R) U.S. Liquid Series Index Fund, the First Trust ISE Water Index Fund, the First Trust ISE Chindia Index Fund and the First Trust S&P REIT Index Fund may invest in small capitalization and mid capitalization companies. Such companies may experience greater price volatility than larger, more established companies.

The First Trust Value Line(R) 100 Exchange-Traded Fund, the First Trust ISE Water Index Fund, the First Trust ISE-Revere Natural Gas Index Fund and the First Trust ISE Chindia Index Fund invest in non-U.S. securities and such securities may be denominated in currencies other than the U.S. Dollar. You should be aware that investments in securities of non-U.S. issuers involve special risks not presented by investments in securities of U.S. issuers.

The NASDAQ(R) Clean Edge(R) U.S. Liquid Series Index Fund invests in renewable and alternative energy companies. You should be aware that share prices of renewable and alternative energy companies have been significantly more volatile than shares of companies operating in other more established industries and the securities included in the NASDAQ(R) Clean Edge(R) U.S. Liquid Series Index Fund may be subject to sharp price declines. This industry is relatively nascent and under-researched in comparison to more established and mature sectors, and should therefore be regarded as having greater investment risk.

The First Trust ISE Water Index Fund invests in companies in the potable water and wastewater industries. You should be aware that adverse developments in these industries may significantly affect the value of the shares of the First Trust ISE Water Index Fund. Companies involved in the potable water and wastewater industries are subject to environmental considerations, taxes, government regulation, price and supply fluctuations, competition and conservation.

The First Trust ISE-Revere Natural Gas Index Fund invests in companies in the natural gas industry. You should be aware that one of the natural gas industry's primary risks is the competitive risk associated with the prices of alternative fuels, such as coal and oil. Additionally, the natural gas industry is sensitive to increased interest rates because of the industry's capital intensive nature. Furthermore, there are additional risks and hazards that are inherent in the natural gas industry that may cause the price of natural gas to widely fluctuate.

The First Trust ISE Chindia Index Fund invests in the securities of Chinese and Indian companies. You should be aware that investments in such companies are subject to additional risks, which are associated with possible adverse economic, political and social developments in those countries.


         NOT FDIC INSURED      NOT BANK GUARANTEED       MAY LOSE VALUE

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                                  [BLANK PAGE]

[LOGO OMITTED]          FIRST TRUST
                        ADVISORS L.P.





First Trust Exchange-Traded Fund
--------------------------------



INVESTMENT ADVISOR

First Trust Advisors L.P.
1001 Warrenville Road
Lisle, IL 60532

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT

The Bank of New York
101 Barclay Street
New York, NY 10286

BOARD ADMINISTRATOR

PFPC, Inc.
301 Bellevue Parkway
Wilmington, DE 19809

INDEPENDENT REGISTERED
PUBLIC ACCOUNTANT

Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL  60606

LEGAL COUNSEL

Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603


Back Cover

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEMS 6. SCHEDULE OF INVESTMENTS.

Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3
(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15
(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM  12. EXHIBITS.

(a)(1) Not Applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not Applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) First Trust Exchange-Traded Fund

By: /s/ James A. Bowen
    ---------------------------

Name:    James A. Bowen

Title:   Chairman of the Board, President and Chief Executive Officer

Date:    August 31, 2007



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ James A. Bowen
    ---------------------------

Name:    James A. Bowen

Title:   Chairman of the Board, President and Chief Executive Officer

Date:    August 31, 2007



By: /s/ Mark R. Bradley
    ---------------------------

Name:    Mark R. Bradley

Title:   Treasurer, Controller, Chief Financial Officer and
         Chief Accounting Officer

Date:    August 31, 2007